Quarterly Holdings Report
for
Fidelity® Total International Index Fund
July 31, 2025
TI1-NPRT3-0925
1.9871048.109
Common Stocks - 96.8%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Aussie Broadband Ltd	147,338	424,812
Superloop Ltd (b)	303,277	649,837
Telstra Group Ltd	1,821,257	5,804,494
Tuas Ltd (b)	105,747	362,481
		7,241,624
Entertainment - 0.0%
EVT Ltd	42,636	462,471
Interactive Media & Services - 0.1%
CAR Group Ltd	174,138	4,238,437
Domain Holdings Australia Ltd	78,407	221,739
REA Group Ltd	24,516	3,734,547
SEEK Ltd	166,399	2,566,818
		10,761,541
Media - 0.0%
Nine Entertainment Co Holdings Ltd	609,458	662,068
TOTAL COMMUNICATION SERVICES		19,127,704

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Amotiv Ltd	63,521	357,514
ARB Corp Ltd	38,039	815,738
PWR Holdings Ltd (c)	46,058	230,809
		1,404,061
Broadline Retail - 0.3%
Harvey Norman Holdings Ltd	268,102	994,079
Myer Holdings Ltd	626,247	241,741
Wesfarmers Ltd	522,700	28,591,454
		29,827,274
Distributors - 0.0%
Bapcor Ltd	161,348	398,151
Diversified Consumer Services - 0.0%
G8 Education Ltd	477,840	275,474
IDP Education Ltd (c)	133,962	303,084
		578,558
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	261,923	11,728,102
Collins Foods Ltd	68,886	409,145
Corporate Travel Management Ltd (c)	56,465	564,384
Domino's Pizza Enterprises Ltd	31,923	372,585
Flight Centre Travel Group Ltd	83,347	635,669
Lottery Corp/The	1,036,869	3,596,259
Tabcorp Holdings Ltd	1,071,172	529,168
WEB Travel Group Ltd (b)	210,822	601,939
		18,437,251
Household Durables - 0.0%
Breville Group Ltd	51,464	1,076,294
Specialty Retail - 0.0%
Accent Group Ltd	263,851	251,337
Eagers Automotive Ltd	67,788	848,957
JB Hi-Fi Ltd	50,401	3,589,663
Lovisa Holdings Ltd	32,483	705,589
Nick Scali Ltd	38,305	470,526
Premier Investments Ltd	47,279	639,321
Super Retail Group Ltd	72,769	711,793
Temple & Webster Group Ltd (b)	41,764	650,921
		7,868,107
TOTAL CONSUMER DISCRETIONARY		59,589,696

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd (c)	381,333	1,843,985
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	618,310	8,232,158
Endeavour Group Ltd/Australia	713,103	1,867,393
GrainCorp Ltd Class A	118,494	575,021
Metcash Ltd	486,189	1,213,773
Woolworths Group Ltd	563,326	11,372,481
		23,260,826
Food Products - 0.0%
Bega Cheese Ltd	155,430	517,530
Elders Ltd	99,038	458,837
Inghams Group Ltd	222,597	493,047
		1,469,414
TOTAL CONSUMER STAPLES		26,574,225

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	111,069	1,941,914
Beach Energy Ltd	798,477	598,516
Boss Energy Ltd (b)(c)	188,642	207,679
Deep Yellow Ltd (b)	428,829	408,582
New Hope Corp Ltd	254,787	680,474
Paladin Energy Ltd (b)(c)	125,884	493,007
Paladin Energy Ltd (Canada) (b)(c)	71,067	276,964
Santos Ltd	1,516,980	7,633,276
Viva Energy Group Ltd (d)(e)	522,303	698,959
Whitehaven Coal Ltd	387,023	1,587,298
Woodside Energy Group Ltd	884,292	14,964,335
Yancoal Australia Ltd (c)	197,801	798,869
		30,289,873
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	1,377,290	27,027,250
Bank of Queensland Ltd	308,788	1,504,364
Bendigo & Adelaide Bank Ltd	265,275	2,078,233
Commonwealth Bank of Australia	777,688	88,290,584
Judo Capital Holdings Ltd (b)	425,448	410,317
National Australia Bank Ltd	1,420,989	35,264,191
Westpac Banking Corp	1,587,579	34,276,052
		188,850,991
Capital Markets - 0.2%
ASX Ltd	90,236	4,044,750
HMC Capital Ltd	146,506	333,625
HUB24 Ltd	39,018	2,648,353
Insignia Financial Ltd (b)	251,896	725,657
MA Financial Group Ltd	55,209	288,752
Macquarie Group Ltd	168,108	23,280,511
Magellan Financial Group Ltd	84,690	575,897
Magellan Financial Group Ltd warrants 4/16/2027 (b)	4,999	144
Netwealth Group Ltd	58,540	1,397,024
Perpetual Ltd	56,972	765,088
Pinnacle Investment Management Group Ltd	85,026	1,206,536
		35,266,337
Consumer Finance - 0.0%
Credit Corp Group Ltd	34,003	335,098
Zip Co Ltd (b)	547,685	1,110,687
		1,445,785
Financial Services - 0.0%
AMP Ltd	1,103,639	1,129,149
Challenger Ltd	244,534	1,285,176
Helia Group Ltd	130,120	421,264
Washington H Soul Pattinson & Co Ltd (c)	111,599	2,899,349
		5,734,938
Insurance - 0.2%
AUB Group Ltd	55,155	1,198,037
Insurance Australia Group Ltd	1,101,948	6,185,699
Medibank Pvt Ltd	1,283,261	4,194,217
nib holdings Ltd/Australia	239,350	1,136,377
QBE Insurance Group Ltd	696,995	10,339,379
Steadfast Group Ltd	481,036	1,830,767
Suncorp Group Ltd	503,019	6,742,855
		31,627,331
TOTAL FINANCIALS		262,925,382

Health Care - 0.2%
Biotechnology - 0.0%
Mesoblast Ltd (b)	478,995	724,053
Telix Pharmaceuticals Ltd (b)(c)	126,412	1,693,567
		2,417,620
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	70,085	1,341,754
Cochlear Ltd	30,447	6,215,848
Nanosonics Ltd (b)	121,008	313,418
PolyNovo Ltd (b)(c)	309,111	252,494
		8,123,514
Health Care Providers & Services - 0.2%
EBOS Group Ltd	89,670	2,160,798
Ramsay Health Care Ltd	90,592	2,242,577
Regis Healthcare Ltd	87,268	466,244
Sigma Healthcare Ltd	2,150,310	3,971,874
Sonic Healthcare Ltd	205,151	3,622,731
		12,464,224
Health Care Technology - 0.0%
Pro Medicus Ltd	27,105	5,566,136
Pharmaceuticals - 0.0%
Neuren Pharmaceuticals Ltd (b)(c)	52,140	571,743
TOTAL HEALTH CARE		29,143,237

Industrials - 0.3%
Aerospace & Defense - 0.0%
Austal Ltd (b)	175,563	736,761
Commercial Services & Supplies - 0.1%
Brambles Ltd	637,327	9,750,753
Cleanaway Waste Management Ltd	1,017,133	1,874,496
Downer EDI Ltd	316,964	1,397,691
		13,022,940
Construction & Engineering - 0.0%
Monadelphous Group Ltd	47,771	595,594
NRW Holdings Ltd	211,328	436,359
Service Stream Ltd	292,023	371,256
Ventia Services Group Pty Ltd	374,943	1,248,481
Worley Ltd	231,345	1,968,765
		4,620,455
Ground Transportation - 0.0%
Aurizon Holdings Ltd	811,182	1,683,875
Machinery - 0.0%
Silex Systems Ltd (b)(c)	92,436	248,633
Passenger Airlines - 0.0%
Qantas Airways Ltd	351,070	2,434,791
Professional Services - 0.1%
ALS Ltd	230,154	2,675,651
Computershare Ltd	245,989	6,621,879
IPH Ltd	162,248	544,446
McMillan Shakespeare Ltd	31,165	356,475
SmartGroup Corp Ltd	78,216	395,793
		10,594,244
Trading Companies & Distributors - 0.0%
Reece Ltd	104,333	903,374
SGH Ltd	95,099	3,110,437
		4,013,811
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	501,922	1,657,941
Qube Holdings Ltd	765,359	2,134,281
Transurban Group unit	1,411,709	12,493,377
		16,285,599
TOTAL INDUSTRIALS		53,641,109

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	56,154	750,791
Dicker Data Ltd	54,168	302,073
		1,052,864
IT Services - 0.0%
Data#3 Ltd	72,460	348,632
Macquarie Technology Group Ltd (b)	8,456	376,630
Megaport Ltd (b)	79,499	759,348
NEXTDC Ltd (b)(c)	299,909	2,761,591
		4,246,201
Software - 0.1%
Hansen Technologies Ltd	126,420	485,628
IRESS Ltd	89,696	455,080
SiteMinder Ltd (b)	147,842	490,273
Technology One Ltd	139,308	3,644,095
WiseTech Global Ltd	93,835	7,107,078
		12,182,154
TOTAL INFORMATION TECHNOLOGY		17,481,219

Materials - 1.1%
Chemicals - 0.0%
Alpha HPA Ltd (b)	452,536	253,103
Dyno Nobel Ltd	851,067	1,600,402
Nufarm Ltd (b)	159,457	263,318
Orica Ltd	226,258	3,089,793
		5,206,616
Construction Materials - 0.0%
Brickworks Ltd	42,386	889,543
Containers & Packaging - 0.0%
Orora Ltd	662,585	879,393
Metals & Mining - 1.1%
AVZ Minerals Ltd (b)(f)	729,530	5
Bellevue Gold Ltd (b)	701,354	361,538
BHP Group Ltd	2,356,855	59,522,932
BlueScope Steel Ltd	204,487	3,100,085
Capricorn Metals Ltd (b)	187,710	1,075,176
Catalyst Metals Ltd (b)	122,579	397,299
Deterra Royalties Ltd	207,095	548,381
Emerald Resources NL (b)	241,919	530,985
Evolution Mining Ltd	941,527	4,261,090
Firefinch Ltd (b)(c)(f)	386,763	1
Fortescue Ltd	785,141	8,883,291
Genesis Minerals Ltd (b)	481,501	1,130,931
Glencore PLC	4,763,725	19,118,380
Gold Road Resources Ltd	501,434	1,004,523
Greatland Resources Ltd (United Kingdom)	251,595	804,091
IGO Ltd	321,691	904,972
Iluka Resources Ltd	223,943	733,644
Imdex Ltd (c)	250,959	487,312
IperionX Ltd (b)	136,234	512,893
Leo Lithium Ltd (f)	399,362	85,464
Liontown Resources Ltd (b)(c)	741,891	366,316
Lynas Rare Earths Ltd (b)	390,836	2,626,185
MAC Copper Ltd depository receipt	29,487	347,434
Mineral Resources Ltd (b)	83,905	1,515,509
Northern Star Resources Ltd	633,707	6,296,089
OceanaGold Corp	111,540	1,517,414
Ora Banda Mining Ltd (b)	583,639	241,914
Pantoro Gold Ltd (b)	155,280	362,299
Perenti Ltd	410,668	460,735
Perseus Mining Ltd	641,433	1,339,125
Pilbara Minerals Ltd (b)	1,409,087	1,429,814
Ramelius Resources Ltd	527,965	849,433
Regis Resources Ltd (b)	357,298	931,699
Resolute Mining Ltd (b)	975,024	384,375
Rio Tinto Ltd	171,129	12,170,346
Rio Tinto PLC	522,603	31,125,942
Sandfire Resources Ltd (b)	221,137	1,487,716
South32 Ltd	2,113,089	3,951,563
Spartan Resources Ltd/Australia (b)	420,810	541,722
Stanmore Resources Ltd	162,885	220,611
Vault Minerals Ltd (b)	3,166,706	733,090
West African Resources Ltd (b)	533,366	798,556
Westgold Resources Ltd (b)	413,451	675,078
		173,835,958
TOTAL MATERIALS		180,811,510

Real Estate - 0.3%
Diversified REITs - 0.1%
Centuria Capital Group unit	325,889	385,574
Charter Hall Group unit	220,041	2,834,871
Charter Hall Long Wale REIT unit	291,460	773,303
GPT Group/The unit	879,428	2,864,833
Mirvac Group unit	1,853,095	2,658,803
Stockland unit	1,114,491	3,951,192
		13,468,576
Industrial REITs - 0.1%
Centuria Industrial REIT	245,968	500,604
Dexus Industria REIT	143,125	257,777
Goodman Group unit	942,507	21,073,015
		21,831,396
Office REITs - 0.0%
Dexus unit	487,181	2,199,433
Real Estate Management & Development - 0.0%
Lendlease Group unit	299,092	1,005,251
Lifestyle Communities Ltd (c)	53,390	151,021
PEXA Group Ltd (b)	63,661	646,452
		1,802,724
Residential REITs - 0.0%
Ingenia Communities Group unit	181,426	609,801
Retail REITs - 0.1%
BWP Property Group Ltd unit	257,585	588,474
Charter Hall Retail REIT	245,065	609,096
HomeCo Daily Needs REIT unit (e)	889,279	731,013
Region Group unit	522,341	781,720
Scentre Group unit	2,387,132	5,712,979
Vicinity Ltd unit	1,758,029	2,768,017
Waypoint REIT Ltd unit	332,682	536,490
		11,727,789
Specialized REITs - 0.0%
Abacus Storage King unit	260,111	266,669
Arena REIT unit	202,213	475,809
Charter Hall Social Infrastructure REIT	185,113	351,701
DigiCo Infrastructure REIT	192,992	406,069
National Storage REIT unit	593,636	910,259
		2,410,507
TOTAL REAL ESTATE		54,050,226

Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	801,522	5,993,631
Gas Utilities - 0.0%
Apa Group unit	601,187	3,233,416
Multi-Utilities - 0.0%
AGL Energy Ltd	277,980	1,732,399
TOTAL UTILITIES		10,959,446

TOTAL AUSTRALIA		744,593,627
AUSTRIA - 0.2%
Energy - 0.0%
Energy Equipment & Services - 0.0%
SBO AG (c)	6,331	209,884
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	68,064	3,470,503
TOTAL ENERGY		3,680,387

Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	36,745	4,646,220
Erste Group Bank AG	143,633	13,203,271
Raiffeisen Bank International AG	61,240	1,777,928
		19,627,419
Insurance - 0.0%
UNIQA Insurance Group AG	60,956	880,667
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,091	1,009,812
		1,890,479
TOTAL FINANCIALS		21,517,898

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Oesterreichische Post AG	16,036	560,904
Commercial Services & Supplies - 0.0%
DO & Co AG	3,531	798,662
Construction & Engineering - 0.0%
Porr Ag	9,692	328,497
Machinery - 0.0%
ANDRITZ AG	31,697	2,215,573
TOTAL INDUSTRIALS		3,903,636

Information Technology - 0.0%
IT Services - 0.0%
Kontron AG	19,893	646,550
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	47,062	629,231
TOTAL INFORMATION TECHNOLOGY		1,275,781

Materials - 0.0%
Chemicals - 0.0%
Lenzing AG (b)	9,270	260,242
Construction Materials - 0.0%
Wienerberger AG	52,628	1,772,944
Metals & Mining - 0.0%
voestalpine AG	49,794	1,376,299
Paper & Forest Products - 0.0%
Mondi PLC	208,011	2,822,642
TOTAL MATERIALS		6,232,127

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	17,514	468,095
CPI Europe AG (b)(c)	15,183	315,869
CPI Europe AG (b)(f)	23,102	0
S IMMO AG rights (b)(f)	14,648	0
		783,964
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	16,251	439,531
Verbund AG Class A	30,911	2,305,263
		2,744,794
TOTAL AUSTRIA		40,138,587
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (d)(e)	76,209	945,060
BELGIUM - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Proximus SADP	61,492	512,276
Entertainment - 0.0%
Kinepolis Group NV	6,992	290,445
TOTAL COMMUNICATION SERVICES		802,721

Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	9,943	1,972,100
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	457,193	26,285,255
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	14,281	610,829
Food Products - 0.0%
Lotus Bakeries NV	188	1,596,219
Personal Care Products - 0.0%
Ontex Group NV (b)(c)	37,090	288,671
TOTAL CONSUMER STAPLES		28,780,974

Financials - 0.1%
Banks - 0.1%
KBC Ancora	18,964	1,382,906
KBC Group NV	106,318	11,133,250
		12,516,156
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	37,273	3,130,646
Sofina SA	7,307	2,248,126
		5,378,772
Insurance - 0.0%
Ageas SA/NV	68,994	4,704,473
TOTAL FINANCIALS		22,599,401

Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (b)	21,344	698,462
Health Care Providers & Services - 0.0%
Fagron	30,674	761,362
Pharmaceuticals - 0.1%
UCB SA	59,057	12,835,540
TOTAL HEALTH CARE		14,295,364

Industrials - 0.0%
Building Products - 0.0%
Recticel SA (c)	29,254	357,883
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	11,016	2,707,893
Deme Group NV	3,836	576,973
		3,284,866
Trading Companies & Distributors - 0.0%
Azelis Group NV	82,184	1,283,025
TOTAL INDUSTRIALS		4,925,774

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	31,328	490,153
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV (c)	10,656	820,843
TOTAL INFORMATION TECHNOLOGY		1,310,996

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	36,522	1,149,504
Syensqo SA	34,447	2,750,193
Tessenderlo Group SA	12,071	360,227
Umicore SA	93,132	1,482,637
		5,742,561
Metals & Mining - 0.0%
Bekaert SA (c)	17,511	724,403
TOTAL MATERIALS		6,466,964

Real Estate - 0.1%
Health Care REITs - 0.1%
Aedifica SA	22,390	1,653,180
Cofinimmo SA	18,101	1,577,151
		3,230,331
Industrial REITs - 0.0%
Montea NV	9,641	720,651
Warehouses De Pauw CVA	84,481	1,978,328
		2,698,979
Real Estate Management & Development - 0.0%
VGP NV	6,374	673,573
Residential REITs - 0.0%
Xior Student Housing NV (e)	19,192	678,959
Xior Student Housing NV rights (b)(c)(g)	15,974	9,095
		688,054
Retail REITs - 0.0%
Retail Estates NV	5,583	415,410
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	15,914	632,913
TOTAL REAL ESTATE		8,339,260

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	22,667	2,617,799
TOTAL BELGIUM		92,111,353
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	76,404	307,754
BRAZIL - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	379,280	2,132,267
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	399,900	1,479,035
TOTAL COMMUNICATION SERVICES		3,611,302

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA	161,984	204,232
Diversified Consumer Services - 0.0%
Cogna Educacao SA	904,500	445,825
Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	183,633	679,497
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	86,191	453,155
Cyrela Brazil Realty SA Empreendimentos e Participacoes	140,639	615,847
Direcional Engenharia SA	68,132	474,407
		1,543,409
Specialty Retail - 0.0%
Lojas Renner SA	490,222	1,424,384
Vibra Energia SA	466,691	1,767,735
		3,192,119
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	64,215	409,174
Vivara Participacoes SA	66,827	303,371
		712,545
TOTAL CONSUMER DISCRETIONARY		6,777,627

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	2,185,422	4,862,955
Consumer Staples Distribution & Retail - 0.0%
Grupo Mateus SA	282,862	370,276
Raia Drogasil SA	616,558	1,483,161
Sendas Distribuidora S/A	631,551	1,061,317
		2,914,754
Food Products - 0.0%
BRF SA	248,196	888,702
Marfrig Global Foods SA	127,298	484,226
Sao Martinho S/A	99,037	306,686
SLC Agricola SA	96,437	315,684
		1,995,298
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	418,592	675,033
TOTAL CONSUMER STAPLES		10,448,040

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	171,086	603,127
Cosan SA (b)	604,902	640,599
Karoon Energy Ltd	352,149	421,168
Petroleo Brasileiro SA - Petrobras	2,278,706	13,282,669
Petroleo Brasileiro SA - Petrobras	1,610,599	10,294,280
Petroreconcavo S/A	95,086	227,885
PRIO SA/Brazil (b)	398,285	3,000,892
Ultrapar Participacoes SA	353,976	1,085,403
		29,556,023
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	2,317,705	6,428,010
Banco Bradesco SA	913,021	2,184,904
Banco do Brasil SA	798,966	2,810,874
Banco do Estado do Rio Grande do Sul SA Series B	115,410	226,098
Banco Pan SA	172,421	239,869
Inter & Co Inc Class A (c)	119,729	783,028
Itau Unibanco Holding SA	2,467,876	15,495,981
Itausa SA	2,626,855	4,855,381
NU Holdings Ltd/Cayman Islands Class A (b)	1,491,563	18,226,900
		51,251,045
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	2,466,330	5,540,880
Banco BTG Pactual SA unit	541,491	3,783,972
XP Inc Class A	172,543	2,784,844
		12,109,696
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	93,190	729,677
Pluxee NV	41,254	839,420
StoneCo Ltd Class A (b)	108,005	1,380,304
		2,949,401
Insurance - 0.0%
BB Seguridade Participacoes SA	322,517	1,941,017
Caixa Seguridade Participacoes S/A	294,051	723,634
IRB-Brasil Resseguros SA (b)	29,880	242,794
		2,907,445
TOTAL FINANCIALS		69,217,587

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	148,595	380,805
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	149,956	885,615
Odontoprev SA	144,877	310,734
Rede D'Or Sao Luiz SA (d)(e)	369,598	2,145,161
		3,722,315
Pharmaceuticals - 0.0%
Hypera SA	141,113	647,912
TOTAL HEALTH CARE		4,370,227

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	329,341	4,744,068
Commercial Services & Supplies - 0.0%
GPS Participacoes e Empreendimentos SA (d)	234,964	594,171
Electrical Equipment - 0.1%
WEG SA	782,045	5,182,861
Ground Transportation - 0.0%
Localiza Rent a Car SA	437,913	2,708,241
Rumo SA	616,644	1,821,448
		4,529,689
Machinery - 0.0%
Marcopolo SA	440,096	649,194
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	497,329	1,093,324
Santos Brasil Participacoes SA	201,759	502,636
Wilson Sons SA	99,710	315,180
		1,911,140
TOTAL INDUSTRIALS		17,611,123

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	252,794	1,968,791
Materials - 0.3%
Chemicals - 0.0%
Unipar Carbocloro SA Series B	31,620	310,409
Yara International ASA	77,609	2,883,304
		3,193,713
Containers & Packaging - 0.0%
Klabin SA unit	397,518	1,320,434
Metals & Mining - 0.3%
Bradespar SA	134,082	376,896
Cia Siderurgica Nacional SA	294,895	422,366
ERO Copper Corp (b)	45,545	616,317
Gerdau SA	630,464	1,896,048
Metalurgica Gerdau SA	299,209	500,681
Sigma Lithium Corp (United States) (b)(c)	31,372	162,821
Usinas Siderurgicas de Minas Gerais S/A Usiminas Series A (b)	215,070	168,229
Vale SA	1,683,337	16,071,148
Wheaton Precious Metals Corp	211,017	19,298,552
		39,513,058
Paper & Forest Products - 0.0%
Dexco SA	284,323	286,884
Suzano SA	323,550	3,013,302
		3,300,186
TOTAL MATERIALS		47,327,391

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	225,249	857,222
Iguatemi SA unit	118,442	438,481
Multiplan Empreendimentos Imobiliarios SA	188,282	850,700
		2,146,403
Utilities - 0.1%
Electric Utilities - 0.1%
Alupar Investimento SA unit	112,303	591,643
Centrais Eletricas Brasileiras SA	503,764	3,401,580
Centrais Eletricas Brasileiras SA Series B	162,809	1,189,183
Cia Energetica de Minas Gerais	801,647	1,478,871
Cia Paranaense de Energia - Copel Series B	565,553	1,197,857
CPFL Energia SA	108,371	733,692
Energisa S/A unit	147,073	1,199,267
Equatorial Energia SA	566,482	3,446,713
Transmissora Alianca de Energia Eletrica S/A unit	110,155	656,262
		13,895,068
Independent Power and Renewable Electricity Producers - 0.0%
Auren Energia SA	251,295	416,016
Eneva SA (b)	381,400	916,115
Engie Brasil Energia SA	106,865	762,047
Serena Energia SA (b)	141,705	299,882
		2,394,060
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	222,392	4,301,645
Cia de Saneamento de Minas Gerais Copasa MG	94,522	436,524
Cia De Sanena Do Parana unit	113,725	692,560
		5,430,729
TOTAL UTILITIES		21,719,857

TOTAL BRAZIL		214,754,371
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	265,256	1,791,856
CANADA - 7.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc (c)	33,163	773,548
Cogeco Communications Inc Subordinate Voting Shares	6,796	306,006
Quebecor Inc Class B	73,690	2,073,063
TELUS Corp	229,517	3,697,185
		6,849,802
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	169,191	5,651,097
TOTAL COMMUNICATION SERVICES		12,500,899

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Linamar Corp	19,773	956,113
Magna International Inc	125,346	5,140,127
		6,096,240
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	24,083	3,225,551
Dollarama Inc	128,729	17,594,326
		20,819,877
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	10,779	300,359
Restaurant Brands International Inc	144,165	9,782,328
		10,082,687
Leisure Products - 0.0%
Spin Master Corp Subordinate Voting Shares (d)(e)	16,864	277,496
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	39,669	2,129,174
Pet Valu Holdings Ltd	33,898	820,294
		2,949,468
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)	22,508	246,100
Gildan Activewear Inc	67,556	3,412,417
		3,658,517
TOTAL CONSUMER DISCRETIONARY		43,884,285

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	351,984	18,290,163
Empire Co Ltd Class A	61,418	2,445,904
George Weston Ltd	27,040	5,138,107
Loblaw Cos Ltd	69,397	11,222,420
Metro Inc/CN	96,802	7,401,972
North West Co Inc/The	23,975	822,929
		45,321,495
Food Products - 0.0%
Maple Leaf Foods Inc	39,636	836,429
Premium Brands Holdings Corp (c)	22,168	1,405,339
Rogers Sugar Inc	73,388	298,721
Saputo Inc	118,788	2,491,325
Sunopta Inc (b)	45,264	263,889
		5,295,703
Personal Care Products - 0.0%
Jamieson Wellness Inc (d)(e)	21,603	524,484
TOTAL CONSUMER STAPLES		51,141,682

Energy - 1.3%
Energy Equipment & Services - 0.0%
CES Energy Solutions Corp	124,945	653,761
Enerflex Ltd	71,515	570,324
North American Construction Group Ltd	20,138	303,029
Pason Systems Inc	39,529	333,497
Precision Drilling Corp (b)	6,783	381,984
TerraVest Industries Inc	7,392	910,770
Trican Well Service Ltd	98,568	404,772
		3,558,137
Oil, Gas & Consumable Fuels - 1.3%
Advantage Energy Ltd (b)	90,700	723,322
ARC Resources Ltd	275,118	5,370,917
Athabasca Oil Corp (b)	241,580	1,021,694
Baytex Energy Corp	322,003	683,234
Birchcliff Energy Ltd	127,876	622,953
Cameco Corp	203,298	15,263,489
Canadian Natural Resources Ltd	976,616	30,913,956
Cardinal Energy Ltd (c)	80,116	415,729
Cenovus Energy Inc	638,949	9,725,342
Denison Mines Corp (b)	411,007	845,388
Enbridge Inc	1,010,757	45,774,395
Freehold Royalties Ltd	81,601	785,622
Gibson Energy Inc	74,932	1,350,896
Headwater Exploration Inc	118,435	619,698
Imperial Oil Ltd	82,735	6,898,365
International Petroleum Corp (Canada) (b)(c)	38,417	640,468
Kelt Exploration Ltd (b)	83,794	445,095
Keyera Corp	106,692	3,349,525
MEG Energy Corp	121,533	2,395,400
Meren Energy Inc	204,804	263,099
NexGen Energy Ltd (b)(c)	261,424	1,754,650
NuVista Energy Ltd (b)	74,987	792,299
Paramount Resources Ltd Class A	38,855	597,575
Parex Resources Inc	57,687	684,450
Parkland Corp	65,013	1,835,059
Pembina Pipeline Corp	269,057	10,000,314
Peyto Exploration & Development Corp	94,219	1,321,895
PrairieSky Royalty Ltd	102,819	1,768,315
Secure Waste Infrastructure Corp	98,406	1,075,250
South Bow Corp	97,249	2,554,050
Suncor Energy Inc	574,385	22,654,547
Tamarack Valley Energy Ltd	244,082	958,290
TC Energy Corp	482,304	23,029,181
Topaz Energy Corp	58,319	1,083,801
Tourmaline Oil Corp	166,046	7,066,782
Vermilion Energy Inc	71,671	588,120
Whitecap Resources Inc	575,768	4,346,517
		210,219,682
TOTAL ENERGY		213,777,819

Financials - 2.6%
Banks - 1.6%
Bank of Montreal	333,275	36,786,286
Bank of Nova Scotia/The	571,952	31,821,435
Canadian Imperial Bank of Commerce	433,364	30,972,890
EQB Inc	13,552	1,007,402
Laurentian Bank of Canada	21,444	476,826
National Bank of Canada	180,092	18,733,155
Royal Bank of Canada	654,975	84,041,575
Toronto Dominion Bank	810,663	59,044,537
		262,884,106
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	190,072	11,720,375
Brookfield Corp Class A	633,687	42,445,504
Canaccord Genuity Group Inc	44,265	343,744
CI Financial Corp	50,289	1,158,868
Defi Technologies Inc (b)	149,126	398,215
Fiera Capital Corp Subordinate Voting Shares (c)	48,057	227,174
IGM Financial Inc	37,409	1,238,687
Onex Corp Subordinate Voting Shares	29,138	2,370,407
Sprott Inc (c)	10,860	731,263
TMX Group Ltd	129,624	5,270,653
		65,904,890
Consumer Finance - 0.0%
goeasy Ltd	6,075	802,342
Propel Holdings Inc	12,989	337,286
		1,139,628
Financial Services - 0.0%
First National Financial Corp	13,078	455,219
Insurance - 0.6%
Brookfield Wealth Solutions Ltd Class A (c)	9,304	622,326
Definity Financial Corp	43,448	2,340,786
Fairfax Financial Holdings Ltd Subordinate Voting Shares	9,130	16,148,556
Great-West Lifeco Inc	128,708	4,833,052
iA Financial Corp Inc	43,393	4,247,541
Intact Financial Corp	82,499	17,052,334
Manulife Financial Corp	799,017	24,721,319
Power Corp of Canada Subordinate Voting Shares	259,734	10,467,340
Sun Life Financial Inc	263,791	16,083,331
Trisura Group Ltd (b)	22,990	701,679
		97,218,264
TOTAL FINANCIALS		427,602,107

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Andlauer Healthcare Group Inc Subordinate Voting Shares	8,908	340,736
dentalcorp Holdings Ltd Subordinate Voting Shares	62,127	361,840
Extendicare Inc	40,973	364,605
Sienna Senior Living Inc	44,317	572,513
Well Health Technologies Corp (b)	97,381	321,183
		1,960,877
Pharmaceuticals - 0.0%
Cronos Group Inc (b)	106,052	209,716
TOTAL HEALTH CARE		2,170,593

Industrials - 0.8%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (b)	40,691	4,744,836
CAE Inc (b)	142,218	4,055,307
		8,800,143
Air Freight & Logistics - 0.0%
Cargojet Inc	4,077	291,091
Commercial Services & Supplies - 0.1%
Boyd Group Services Inc	9,997	1,385,626
Element Fleet Management Corp	187,222	4,869,718
RB Global Inc	85,678	9,277,043
		15,532,387
Construction & Engineering - 0.2%
Aecon Group Inc	33,881	458,479
AtkinsRealis Group Inc	81,895	5,798,729
Badger Infrastructure Solutions Ltd	19,424	733,026
Bird Construction Inc	27,165	565,611
Stantec Inc	53,235	5,819,120
WSP Global Inc	60,435	12,443,783
		25,818,748
Electrical Equipment - 0.0%
Hammond Power Solutions Inc Class A (c)	4,516	403,950
Ground Transportation - 0.4%
Canadian National Railway Co	247,682	23,127,235
Canadian Pacific Kansas City Ltd	432,088	31,776,680
Mullen Group Ltd	48,911	464,894
TFI International Inc	37,018	3,219,305
		58,588,114
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A	16,705	513,351
Machinery - 0.0%
ATS Corp (b)	38,374	1,164,569
NFI Group Inc (b)	44,156	608,675
Savaria Corp	32,524	466,640
		2,239,884
Passenger Airlines - 0.0%
Air Canada (b)	77,299	1,076,697
Exchange Income Corp	13,122	621,060
		1,697,757
Professional Services - 0.1%
Thomson Reuters Corp	72,590	14,568,293
Trading Companies & Distributors - 0.0%
ADENTRA Inc	13,804	292,996
Finning International Inc	62,619	2,728,735
Richelieu Hardware Ltd	25,534	638,903
Russel Metals Inc	28,243	904,608
Toromont Industries Ltd	38,142	3,867,328
		8,432,570
Transportation Infrastructure - 0.0%
Westshore Terminals Investment Corp	17,060	347,332
TOTAL INDUSTRIALS		137,233,620

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	54,176	10,830,899
IT Services - 0.5%
CGI Inc Class A	92,412	8,909,061
Shopify Inc Class A (b)	566,903	69,295,873
		78,204,934
Software - 0.3%
Bitfarms Ltd/Canada (b)	215,400	272,048
BlackBerry Ltd (b)	279,563	1,028,992
Computer Modelling Group Ltd	40,369	230,455
Constellation Software Inc/Canada	9,337	32,212,381
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	7,284	1
Descartes Systems Group Inc/The (b)	40,049	4,231,216
Docebo Inc (b)	8,382	254,134
Enghouse Systems Ltd	26,113	432,515
Kinaxis Inc (b)	13,672	2,029,092
Lightspeed Commerce Inc Subordinate Voting Shares (b)	72,006	897,477
Open Text Corp	124,083	3,651,923
		45,240,234
TOTAL INFORMATION TECHNOLOGY		134,276,067

Materials - 0.9%
Chemicals - 0.1%
Methanex Corp	32,387	1,082,683
Nutrien Ltd	227,179	13,478,916
		14,561,599
Containers & Packaging - 0.0%
Cascades Inc	40,897	266,527
CCL Industries Inc Class B	68,957	3,854,446
Transcontinental Inc Class A	34,889	485,213
Winpak Ltd	13,988	413,300
		5,019,486
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	234,094	29,060,703
Alamos Gold Inc Class A	197,913	4,809,274
Algoma Steel Group Inc (c)	43,728	233,536
Allied Gold Corp (b)	36,139	463,214
Altius Minerals Corp	20,514	430,681
Aya Gold & Silver Inc (b)	53,674	457,484
B2Gold Corp	629,220	2,116,170
Barrick Mining Corp	800,286	16,894,029
Capstone Copper Corp (b)	267,183	1,498,276
Centerra Gold Inc	99,097	674,426
Champion Iron Ltd (c)	198,946	525,666
Collective Mining Ltd (b)(c)	23,069	209,113
Discovery Silver Corp (b)	254,333	592,881
Dundee Precious Metals Inc	83,649	1,352,293
Endeavour Silver Corp (b)	121,107	614,012
Equinox Gold Corp (b)	323,739	1,971,967
First Majestic Silver Corp (c)	207,914	1,652,916
Foran Mining Corp (b)	162,946	302,231
Fortuna Mining Corp (b)	141,508	912,727
Franco-Nevada Corp	89,399	14,240,869
G Mining Ventures Corp (b)	71,834	841,934
Hudbay Minerals Inc	185,640	1,722,958
K92 Mining Inc (b)	115,799	1,202,618
Kinross Gold Corp	575,857	9,213,878
Labrador Iron Ore Royalty Corp	31,457	605,030
Lithium Americas Corp (b)(c)	94,031	242,271
Lundin Gold Inc	51,377	2,377,892
MAG Silver Corp	45,575	929,525
Major Drilling Group International Inc (b)	43,229	274,237
New Gold Inc (b)	379,008	1,586,494
NGEx Minerals Ltd (b)	67,459	952,780
Novagold Resources Inc (b)	140,245	725,719
OR Royalties Inc	80,840	2,239,203
Orla Mining Ltd (b)	109,330	1,017,867
Pan American Silver Corp	170,351	4,601,788
Sandstorm Gold Ltd	126,687	1,185,790
Seabridge Gold Inc (b)	37,615	576,262
Skeena Resources Ltd (b)	38,479	541,528
Southern Cross Gold Consolidated Ltd depository receipt	92,798	322,992
Ssr Mining Inc (b)	99,358	1,187,328
Taseko Mines Ltd (b)	154,178	472,905
Teck Resources Ltd Class B	219,065	7,103,486
Torex Gold Resources Inc (b)	41,956	1,181,829
Triple Flag Precious Metals Corp	28,852	658,415
Wesdome Gold Mines Ltd (b)	74,963	892,674
		121,669,871
Paper & Forest Products - 0.0%
Canfor Corp (b)	29,147	285,664
Interfor Corp (b)	36,214	325,654
Resolute Forest Products Inc rights (b)(f)	19,734	0
Stella-Jones Inc	23,371	1,332,329
West Fraser Timber Co Ltd	25,290	1,753,289
		3,696,936
TOTAL MATERIALS		144,947,892

Real Estate - 0.1%
Diversified REITs - 0.0%
H&R Real Estate Investment Trust unit	60,505	506,101
Industrial REITs - 0.0%
Dream Industrial Real Estate Investment Trust	72,012	598,714
Granite Real Estate Investment Trust	15,087	795,835
		1,394,549
Office REITs - 0.0%
Allied Properties Real Estate Investment Trust	29,010	362,205
Real Estate Management & Development - 0.1%
Altus Group Ltd/Canada (c)	21,692	905,816
Colliers International Group Inc Subordinate Voting Shares	20,025	3,019,792
FirstService Corp Subordinate Voting Shares	18,982	3,741,603
StorageVault Canada Inc	118,606	397,179
		8,064,390
Residential REITs - 0.0%
Boardwalk Real Estate Investment Trust	11,663	601,416
Canadian Apartment Properties REIT	36,880	1,177,786
InterRent Real Estate Investment Trust	36,269	346,827
Killam Apartment Real Estate Investment Trust	27,485	363,399
		2,489,428
Retail REITs - 0.0%
Choice Properties Real Estate Investment Trust	73,820	755,994
Crombie Real Estate Investment Trust	28,201	292,675
CT Real Estate Investment Trust	30,479	339,193
First Capital Real Estate Investment Trust unit	52,718	707,295
Primaris Real Estate Investment Trust	28,400	302,324
RioCan Real Estate Investment Trust	63,956	814,683
SmartCentres Real Estate Investment Trust	30,691	562,609
		3,774,773
TOTAL REAL ESTATE		16,591,446

Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc	135,917	6,381,900
Fortis Inc/Canada	228,459	11,178,926
Hydro One Ltd (d)(e)	150,490	5,321,889
		22,882,715
Gas Utilities - 0.0%
AltaGas Ltd	137,088	4,047,539
Brookfield Infrastructure Corp	52,372	2,044,458
Superior Plus Corp	107,449	536,625
		6,628,622
Independent Power and Renewable Electricity Producers - 0.1%
Boralex Inc Class A	43,589	986,541
Brookfield Renewable Corp Class A	67,583	2,471,442
Capital Power Corp	71,701	3,005,481
Northland Power Inc	125,359	2,048,302
TransAlta Corp	137,065	1,649,014
		10,160,780
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (c)	347,073	2,046,468
Atco Ltd/Canada Class I	34,847	1,261,997
Canadian Utilities Ltd Class A	60,721	1,690,687
		4,999,152
TOTAL UTILITIES		44,671,269

TOTAL CANADA		1,228,797,679
CHILE - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Empresa Nacional de Telecomunicaciones SA	105,138	345,462
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	297,351	1,482,765
Specialty Retail - 0.0%
Empresas Copec SA	180,270	1,193,447
TOTAL CONSUMER DISCRETIONARY		2,676,212

Consumer Staples - 0.0%
Beverages - 0.0%
Cia Cervecerias Unidas SA	71,558	423,208
Embotelladora Andina SA Class B	194,982	748,165
Vina Concha y Toro SA	267,496	286,002
		1,457,375
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	607,800	1,831,005
SMU SA	2,063,807	326,565
		2,157,570
TOTAL CONSUMER STAPLES		3,614,945

Financials - 0.0%
Banks - 0.0%
Banco de Chile	21,139,458	2,912,025
Banco de Credito e Inversiones SA	41,492	1,646,694
Banco Itau Chile SA	40,756	538,547
Banco Santander Chile	30,818,218	1,780,125
		6,877,391
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	7,608,483	384,488
Passenger Airlines - 0.0%
Latam Airlines Group SA	101,015,403	2,209,105
TOTAL INDUSTRIALS		2,593,593

Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	65,890	2,423,258
Metals & Mining - 0.1%
Antofagasta PLC	183,529	4,549,428
Lundin Mining Corp	325,796	3,327,088
		7,876,516
Paper & Forest Products - 0.0%
Empresas Cmpc SA	541,141	762,297
TOTAL MATERIALS		11,062,071

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	358,426	731,143
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	10,078,456	1,005,141
Enel Chile SA	13,110,477	839,784
		1,844,925
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	4,335,401	641,790
Water Utilities - 0.0%
Aguas Andinas SA Class A	1,409,853	464,003
TOTAL UTILITIES		2,950,718

TOTAL CHILE		30,851,535
CHINA - 8.1%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	2,064,161	2,888,413
CITIC Telecom International Holdings Ltd	995,702	322,814
		3,211,227
Entertainment - 0.2%
Beijing Enlight Media Co Ltd A Shares (China)	84,800	232,240
China Ruyi Holdings Ltd (b)(c)	3,984,452	1,592,903
iQIYI Inc Class A ADR (b)(c)	239,581	440,829
Kingsoft Corp Ltd	433,490	1,971,190
Maoyan Entertainment (c)(d)(e)	226,773	224,843
NetDragon Websoft Holdings Ltd	195,026	269,362
NetEase Cloud Music Inc (b)(d)(e)	41,626	1,348,713
Netease Inc	812,772	21,247,693
Tencent Music Entertainment Group Class A ADR	351,645	7,381,029
XD Inc (e)	140,232	933,300
		35,642,102
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	32,610	883,405
Baidu Inc A Shares (b)	1,040,774	11,387,459
Bilibili Inc Z Shares (b)	112,801	2,580,782
Hello Group Inc Class A ADR	71,279	586,626
JOYY Inc Class A ADR	13,351	670,220
Kanzhun Ltd ADR (b)	136,702	2,591,870
Kuaishou Technology B Shares (b)(d)(e)	1,252,894	12,233,329
Meitu Inc (d)(e)	1,523,659	2,330,043
Newborn Town Inc (b)(e)	270,000	364,305
Tencent Holdings Ltd	2,997,310	209,848,387
Weibo Corp Class A ADR	43,077	415,262
		243,891,688
Media - 0.0%
China Literature Ltd (b)(d)(e)	192,488	756,455
Focus Media Information Technology Co Ltd A Shares (China)	517,145	537,531
Mobvista Inc (b)(d)(e)	265,000	301,643
Xinhua Winshare Publishing and Media Co Ltd H Shares	199,880	299,062
		1,894,691
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	861,658	640,227
TOTAL COMMUNICATION SERVICES		285,279,935

Consumer Discretionary - 2.3%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	360,982	2,602,526
Huayu Automotive Systems Co Ltd A Shares (China)	118,177	287,828
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	16,632	233,890
Minth Group Ltd	375,899	1,240,858
Nexteer Automotive Group Ltd	435,137	324,720
Ningbo Tuopu Group Co Ltd A Shares (China)	53,047	336,985
Sailun Group Co Ltd A Shares (China)	123,621	220,778
Tianneng Power International Ltd (c)	348,446	301,009
		5,548,594
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	64,900	445,144
BAIC Motor Corp Ltd H Shares (b)(d)(e)	1,035,659	282,896
Brilliance China Automotive Holdings Ltd	1,443,117	575,653
BYD Co Ltd A Shares (China)	142,860	2,075,269
BYD Co Ltd H Shares	1,724,238	25,175,354
Chongqing Changan Automobile Co Ltd A Shares (China)	247,703	441,508
Geely Automobile Holdings Ltd	2,845,573	6,382,672
Great Wall Motor Co Ltd A Shares (China)	129,381	387,779
Great Wall Motor Co Ltd H Shares	975,902	1,592,602
Guangzhou Automobile Group Company Ltd A Shares (China)	223,253	233,485
Li Auto Inc A Shares (b)	585,562	7,666,010
NIO Inc A Shares (b)(c)	736,787	3,526,504
SAIC Motor Corp Ltd A Shares (China)	217,457	517,435
Seres Group Co Ltd A Shares (China)	46,183	810,940
XPeng Inc A Shares (b)	584,495	5,318,903
Yadea Group Holdings Ltd (d)(e)	588,197	925,578
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	240,962	1,852,870
		58,210,602
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	8,003,946	120,337,557
JD.com Inc A Shares	1,138,085	17,938,432
MINISO Group Holding Ltd A Shares (c)	207,116	985,886
PDD Holdings Inc Class A ADR (b)	323,324	36,681,108
Prosus NV Class N	608,263	34,747,514
Vipshop Holdings Ltd Class A ADR	154,586	2,332,703
		213,023,200
Distributors - 0.0%
China Tobacco International HK Co Ltd (c)(e)	99,940	418,599
Zhejiang China Commodities City Group Co Ltd A Shares (China)	170,000	501,877
		920,476
Diversified Consumer Services - 0.0%
China East Education Holdings Ltd (d)(e)	318,000	329,263
Fu Shou Yuan International Group Ltd (c)	834,618	383,565
New Oriental Education & Technology Group Inc	585,216	2,595,250
TAL Education Group Class A ADR (b)	197,059	2,155,825
Tianli International Holdings Ltd (e)	782,659	390,946
		5,854,849
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	16,649	563,069
DPC Dash Ltd (b)	41,400	446,835
H World Group Ltd ADR	95,024	2,966,649
Haidilao International Holding Ltd (d)(e)	796,995	1,412,831
Meituan B Shares (b)(d)(e)	2,319,715	35,787,516
Tongcheng Travel Holdings Ltd (c)(e)	622,301	1,559,257
TravelSky Technology Ltd H Shares	451,093	717,185
Trip.com Group Ltd	289,634	17,981,191
Yum China Holdings Inc	176,743	8,250,363
		69,684,896
Household Durables - 0.0%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	89,149	564,232
Haier Smart Home Co Ltd A Shares (China)	368,548	1,268,019
Haier Smart Home Co Ltd H Shares	867,327	2,732,409
Hisense Home Appliances Group Co Ltd H Shares	182,949	524,646
Midea Group Co Ltd A Shares (China)	112,429	1,093,499
Midea Group Co Ltd H Shares	148,900	1,442,725
Sichuan Changhong Electric Co Ltd A Shares (China)	162,000	221,726
TCL Electronics Holdings Ltd	482,864	625,362
		8,472,618
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	65,850	592,865
Chow Tai Fook Jewellery Group Ltd (c)	964,867	1,611,417
Pop Mart International Group Ltd (d)(e)	251,977	7,860,138
Topsports International Holdings Ltd (d)(e)	1,109,869	447,775
XXF Group Holdings Ltd (c)	395,000	313,971
Zhongsheng Group Holdings Ltd	409,998	689,662
		11,515,828
Textiles, Apparel & Luxury Goods - 0.1%
361 Degrees International Ltd	625,580	495,079
ANTA Sports Products Ltd	595,739	6,837,945
Bosideng International Holdings Ltd	2,259,147	1,289,287
Li Ning Co Ltd	1,088,084	2,305,313
Shenzhou International Group Holdings Ltd	392,171	2,822,361
Xtep International Holdings Ltd	793,451	568,079
		14,318,064
TOTAL CONSUMER DISCRETIONARY		387,549,127

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd B Shares	101,737	1,378,857
China Resources Beer Holdings Co Ltd	761,395	2,531,556
Eastroc Beverage Group Co Ltd A Shares (China)	15,359	599,725
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	40,732	222,151
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	44,492	416,325
Kweichow Moutai Co Ltd A Shares (China)	34,562	6,811,574
Luzhou Laojiao Co Ltd A Shares (China)	41,657	710,021
Nongfu Spring Co Ltd H Shares (c)(d)(e)	935,720	5,406,258
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	33,515	831,990
Tsingtao Brewery Co Ltd H Shares	343,528	2,182,418
Wuliangye Yibin Co Ltd A Shares (China)	107,031	1,798,386
Yantai Changyu Pioneer Wine Co Ltd B Shares	417,113	468,337
		23,357,598
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	2,739,800	1,699,054
East Buy Holding Ltd (b)(d)(e)	205,383	574,366
JD Health International Inc (b)(d)(e)	528,979	3,382,524
Ping An Healthcare and Technology Co Ltd (d)(e)	426,252	668,377
Sun Art Retail Group Ltd	1,417,015	373,499
		6,697,820
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	49,500	235,760
China Feihe Ltd (d)(e)	1,735,704	1,031,878
China Huishan Dairy Holdings Co Ltd (b)(f)	51,000	0
China Mengniu Dairy Co Ltd	1,486,390	3,093,201
COFCO Joycome Foods Ltd (b)(e)	1,739,434	386,330
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	131,081	696,817
Guangdong Haid Group Co Ltd A Shares (China)	58,322	457,004
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	105,311	360,838
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	171,901	653,697
Muyuan Foods Co Ltd A Shares (China)	153,416	986,030
New Hope Liuhe Co Ltd A Shares (China)	205,473	273,947
Tingyi Cayman Islands Holding Corp	968,143	1,431,171
Want Want China Holdings Ltd	2,345,694	1,695,407
Wens Foodstuff Group Co Ltd A Shares (China)	216,389	519,319
Wilmar International Ltd	876,977	1,984,913
Yihai International Holding Ltd	265,474	457,091
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	59,600	249,716
		14,513,119
Household Products - 0.0%
Blue Moon Group Holdings Ltd (c)(d)(e)	616,500	297,091
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	146,261	1,042,951
Hengan International Group Co Ltd	325,554	972,561
Shanghai Chicmax Cosmetic Co Ltd H Shares (c)	32,100	307,961
		2,323,473
Tobacco - 0.0%
RLX Technology Inc ADR	154,653	354,155
Smoore International Holdings Ltd (c)(d)(e)	888,794	2,396,547
		2,750,702
TOTAL CONSUMER STAPLES		49,939,803

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	900,652	799,895
Oil, Gas & Consumable Fuels - 0.2%
Cgn Mining Co Ltd (c)	1,317,041	337,947
China Coal Energy Co Ltd H Shares (c)	1,010,363	1,241,441
China Merchants Energy Shipping Co Ltd A Shares (China)	325,311	273,180
China Petroleum & Chemical Corp A Shares (China)	1,181,210	984,766
China Petroleum & Chemical Corp H Shares	10,702,351	6,280,383
China Shenhua Energy Co Ltd A Shares (China)	428,483	2,267,217
China Shenhua Energy Co Ltd H Shares	1,172,543	5,081,978
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	226,477	315,899
Inner Mongolia Yitai Coal Co Ltd B Shares	637,616	1,308,382
Kinetic Development Group Ltd	1,438,000	236,641
PetroChina Co Ltd H Shares	10,563,426	10,322,912
Shaanxi Coal Industry Co Ltd A Shares (China)	268,226	749,065
Sinopec Kantons Holdings Ltd	582,678	334,784
Yankuang Energy Group Co Ltd H Shares	1,868,664	2,130,528
		31,865,123
TOTAL ENERGY		32,665,018

Financials - 1.4%
Banks - 0.9%
Agricultural Bank of China Ltd A Shares (China)	3,171,669	2,773,747
Agricultural Bank of China Ltd H Shares	11,824,297	7,746,291
Bank of Beijing Co Ltd A Shares (China)	664,586	595,145
Bank of Changsha Co Ltd A Shares (China)	189,100	259,259
Bank of Chengdu Co Ltd A Shares (China)	142,656	365,648
Bank of China Ltd A Shares (China)	3,986,380	3,073,048
Bank of China Ltd H Shares	29,067,565	16,778,191
Bank of Communications Co Ltd A Shares (China)	1,467,829	1,558,646
Bank of Communications Co Ltd H Shares	4,360,020	3,927,802
Bank of Hangzhou Co Ltd A Shares (China)	202,684	451,340
Bank of Jiangsu Co Ltd A Shares (China)	531,909	834,221
Bank of Nanjing Co Ltd A Shares (China)	334,842	533,525
Bank of Ningbo Co Ltd A Shares (China)	202,871	784,098
Bank of Shanghai Co Ltd A Shares (China)	438,237	622,351
Bank of Suzhou Co Ltd A Shares (China)	265,000	314,038
BOC Hong Kong Holdings Ltd	1,720,285	7,724,524
China CITIC Bank Corp Ltd H Shares	3,896,533	3,620,355
China Construction Bank Corp A Shares (China)	3,208,586	4,191,904
China Construction Bank Corp H Shares	41,177,821	42,116,823
China Everbright Bank Co Ltd A Shares (China)	988,370	555,616
China Everbright Bank Co Ltd H Shares	1,945,201	914,079
China Merchants Bank Co Ltd A Shares (China)	535,906	3,306,324
China Merchants Bank Co Ltd H Shares	1,854,642	12,035,045
China Minsheng Banking Corp Ltd A Shares (China)	1,439,748	976,766
China Minsheng Banking Corp Ltd H Shares	2,479,458	1,492,359
China Zheshang Bank Co Ltd A Shares (China)	784,381	369,017
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,202,512	1,131,791
CNPC Capital Co Ltd A Shares (China)	280,017	335,484
Huaxia Bank Co Ltd A Shares (China)	393,671	434,331
Industrial & Commercial Bank of China Ltd A Shares (China)	4,357,253	4,573,123
Industrial & Commercial Bank of China Ltd H Shares	26,235,776	20,102,518
Industrial Bank Co Ltd A Shares (China)	564,460	1,772,207
Ping An Bank Co Ltd A Shares (China)	564,231	957,607
Postal Savings Bank of China Co Ltd A Shares (China)	357,900	285,150
Postal Savings Bank of China Co Ltd H Shares (d)(e)	4,708,705	3,326,281
Shanghai Pudong Development Bank Co Ltd A Shares (China)	825,312	1,466,211
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	343,973	433,992
		152,738,857
Capital Markets - 0.2%
China Everbright Ltd (c)	518,326	529,219
China Galaxy Securities Co Ltd H Shares	2,152,813	2,909,335
China International Capital Corp Ltd H Shares (d)(e)	985,641	2,502,777
China Merchants Securities Co Ltd A Shares (China)	217,939	539,677
CITIC Securities Co Ltd H Shares	1,236,091	4,343,124
CSC Financial Co Ltd A Shares (China)	128,368	454,874
Dongxing Securities Co Ltd A Shares (China)	195,600	302,063
East Money Information Co Ltd A Shares (China)	453,168	1,456,747
Everbright Securities Co Ltd A Shares (China)	143,358	361,129
Founder Securities Co Ltd A Shares (China)	332,050	373,315
GF Securities Co Ltd H Shares	387,628	846,347
Guosen Securities Co Ltd A Shares (China)	238,748	438,947
Guotai Haitong Securities Co Ltd A Shares (China)	204,464	575,053
Guotai Haitong Securities Co Ltd H Shares (d)(e)	1,298,801	2,803,762
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	16,229	636,225
Huatai Securities Co Ltd H Shares (d)(e)	986,137	2,269,666
Industrial Securities Co Ltd A Shares (China)	433,085	390,450
JF SmartInvest Holdings Ltd (c)	54,500	360,812
Noah Holdings Ltd Class A ADR	24,865	302,110
Orient Securities Co Ltd/China A Shares (China)	289,621	451,550
OSL Group Ltd (b)(c)	196,000	410,607
SDIC Capital Co Ltd A Shares (China)	286,406	300,073
Shenwan Hongyuan Group Co Ltd A Shares (China)	741,313	544,357
Up Fintech Holding Ltd ADR (b)	48,441	474,237
Zheshang Securities Co Ltd A Shares (China)	198,678	312,867
Zhongtai Securities Co Ltd A Shares (China)	304,025	281,315
		25,170,638
Consumer Finance - 0.0%
FinVolution Group Class A ADR	57,506	493,977
Lufax Holding Ltd ADR (b)	122,889	355,149
Qifu Technology Inc Class A ADR	48,928	1,679,698
Yixin Group Ltd (d)(e)	854,000	273,557
		2,802,381
Financial Services - 0.0%
Far East Horizon Ltd	950,866	961,283
SY Holdings Group Ltd (c)(e)	213,500	382,247
		1,343,530
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	3,657,131	10,564,029
China Pacific Insurance Group Co Ltd H Shares	1,566,253	6,307,958
China Taiping Insurance Holdings Co Ltd	710,294	1,578,277
New China Life Insurance Co Ltd H Shares	550,293	3,521,278
People's Insurance Co Group of China Ltd/The H Shares	4,566,038	3,507,942
PICC Property & Casualty Co Ltd H Shares	3,264,167	6,775,051
Ping An Insurance Group Co of China Ltd A Shares (China)	489,366	3,981,436
Ping An Insurance Group Co of China Ltd H Shares	2,858,547	19,624,967
ZhongAn Online P&C Insurance Co Ltd H Shares (b)(c)(d)(e)	456,436	1,168,073
		57,029,011
TOTAL FINANCIALS		239,084,417

Health Care - 0.4%
Biotechnology - 0.2%
3SBio Inc (d)(e)	853,473	3,450,313
Akeso Inc (b)(c)(d)(e)	292,792	5,709,170
Alphamab Oncology (b)(d)(e)	237,000	300,315
Ascentage Pharma Group International (b)(d)(e)	123,078	1,118,534
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	35,052	284,492
BeOne Medicines Ltd H Shares (b)	394,581	8,970,572
CARsgen Therapeutics Holdings Ltd (b)(d)(e)	163,000	449,237
Everest Medicines Ltd (b)(d)(e)	109,019	882,781
HBM Holdings Ltd (b)(c)(d)(e)	283,000	336,977
Imeik Technology Development Co Ltd A Shares (China)	9,410	241,683
InnoCare Pharma Ltd H Shares (b)(c)(d)(e)	344,000	788,146
Innovent Biologics Inc (b)(d)(e)	571,497	7,074,051
Keymed Biosciences Inc (b)(d)(e)	94,684	736,708
Remegen Co Ltd H Shares (b)(c)(d)(e)	93,500	712,439
Shanghai RAAS Blood Products Co Ltd A Shares (China)	289,301	276,750
Zai Lab Ltd (b)(c)	469,027	1,772,014
		33,104,182
Health Care Equipment & Supplies - 0.0%
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	62,600	302,717
Lifetech Scientific Corp (b)(c)	1,605,222	415,827
Microport Scientific Corp (b)(c)	488,893	883,693
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,175,223	1,033,502
Shanghai Conant Optical Co Ltd H Shares	93,000	517,742
Shanghai MicroPort MedBot Group Co Ltd H Shares (b)	168,264	467,636
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	23,580	436,513
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	34,864	1,117,146
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	28,358	218,381
		5,393,157
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	256,872	457,039
China Resources Medical Holdings Co Ltd	539,132	304,959
Genertec Universal Medical Group Co Ltd (d)(e)	606,813	496,753
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	63,149	235,350
Huadong Medicine Co Ltd A Shares (China)	58,411	359,599
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)(e)	189,831	412,514
Jinxin Fertility Group Ltd (b)(c)(d)(e)	1,148,955	488,056
New Horizon Health Ltd (b)(c)(d)(e)(f)	117,000	168,598
Shanghai Pharmaceuticals Holding Co Ltd H Shares	240,377	383,369
Sinopharm Group Co Ltd H Shares	636,599	1,530,148
		4,836,385
Health Care Technology - 0.0%
Yidu Tech Inc (b)(c)(d)(e)	346,300	283,766
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	578,993	1,255,781
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	21,100	198,816
Pharmaron Beijing Co Ltd A Shares (China)	76,500	328,210
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	212,509	2,834,704
Wuxi Biologics Cayman Inc (b)(d)(e)	1,647,006	6,696,782
XtalPi Holdings Ltd (b)(c)	478,000	366,704
		11,680,997
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Chinese Medicine CO Ltd (c)	210,000	244,061
Beijing Tong Ren Tang Co Ltd A Shares (China)	49,138	245,485
China Medical System Holdings Ltd	648,043	1,100,315
China Resources Pharmaceutical Group Ltd (d)(e)	946,489	660,956
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	58,282	253,252
China Traditional Chinese Medicine Holdings Co Ltd	1,468,104	419,129
Consun Pharmaceutical Group Ltd	264,000	463,059
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	43,300	323,556
CSPC Pharmaceutical Group Ltd	3,839,916	4,825,988
Hansoh Pharmaceutical Group Co Ltd (d)(e)	564,552	2,536,347
HUTCHMED China Ltd (b)	274,188	979,968
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	176,415	1,540,304
Luye Pharma Group Ltd (b)(c)(d)(e)	1,209,369	661,724
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	162,556	396,704
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	6,507	277,128
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	54,300	284,477
Sihuan Pharmaceutical Holdings Group Ltd (c)	2,178,000	360,319
Simcere Pharmaceutical Group Ltd (d)(e)	325,861	546,425
Tong Ren Tang Technologies Co Ltd H Shares	462,961	310,470
YiChang HEC ChangJiang Pharmaceutical Co Ltd H Shares (d)(e)(f)	135,200	247,666
Yunnan Baiyao Group Co Ltd A Shares (China)	62,675	487,663
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	18,065	499,309
		17,664,305
TOTAL HEALTH CARE		72,962,792

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	86,935	511,088
AviChina Industry & Technology Co Ltd H Shares	1,328,743	785,411
Kuang-Chi Technologies Co Ltd A Shares (China)	61,500	348,049
		1,644,548
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	930,787	1,613,070
KLN Logistics Group Ltd	219,382	230,702
SF Holding Co Ltd A Shares (China)	139,224	887,805
YTO Express Group Co Ltd A Shares (China)	152,037	310,547
ZTO Express Cayman Inc A Shares	195,757	3,816,210
		6,858,334
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	59,654	215,846
China Lesso Group Holdings Ltd	590,452	351,314
Xinyi Glass Holdings Ltd (c)	884,119	911,341
		1,478,501
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	1,953,383	1,045,433
CT Environmental Group Ltd (b)(f)	26,000	0
Tuhu Car Inc A Shares (b)(c)(d)(e)	111,800	283,975
		1,329,408
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	1,116,023	650,016
China Conch Venture Holdings Ltd	738,673	902,594
China Energy Engineering Corp Ltd A Shares (China)	1,179,189	423,688
China National Chemical Engineering Co Ltd A Shares (China) (b)	318,892	353,303
China Railway Group Ltd A Shares (China)	380,666	300,553
China Railway Group Ltd H Shares	2,275,411	1,144,831
China State Construction Engineering Corp Ltd A Shares (China)	1,164,897	914,517
China State Construction International Holdings Ltd	876,118	1,342,205
Metallurgical Corp of China Ltd A Shares (China)	698,607	293,505
Power Construction Corp of China Ltd A Shares (China)	661,541	626,493
Sinopec Engineering Group Co Ltd H Shares	715,626	555,657
		7,507,362
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	162,030	5,925,991
Contemporary Amperex Technology Co Ltd H Shares (c)	9,800	503,046
Dongfang Electric Corp Ltd A Shares (China) (b)	152,322	426,264
Eve Energy Co Ltd A Shares (China)	60,738	372,057
Goneo Group Co Ltd A Shares (China)	33,469	218,893
Hangzhou Steam Turbine Power Group Co Ltd B Shares	434,447	612,134
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	141,166	270,968
NARI Technology Co Ltd A Shares (China)	230,578	700,211
Ningbo Deye Technology Co Ltd A Shares (China)	31,220	221,185
Shanghai Electric Group Co Ltd A Shares (China) (b)	381,328	412,463
Sieyuan Electric Co Ltd A Shares (China)	27,000	292,043
Sungrow Power Supply Co Ltd A Shares (China)	59,906	597,345
TBEA Co Ltd A Shares (China)	175,038	328,120
Zhejiang Chint Electrics Co Ltd A Shares (China)	94,315	297,271
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	65,300	399,303
		11,577,294
Ground Transportation - 0.0%
ANE Cayman Inc (b)	399,559	414,696
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,437,266	1,076,237
Daqin Railway Co Ltd A Shares (China)	825,825	749,327
		2,240,260
Industrial Conglomerates - 0.0%
CITIC Ltd	1,859,668	2,789,827
Fosun International Ltd	1,326,466	915,415
Shanghai Industrial Holdings Ltd	273,418	509,706
		4,214,948
Machinery - 0.2%
Airtac International Group	67,359	1,911,470
China CSSC Holdings Ltd A Shares (China)	135,397	644,589
CIMC Enric Holdings Ltd	399,722	341,036
CRRC Corp Ltd A Shares (China)	1,847,985	1,890,113
Haitian International Holdings Ltd	341,880	926,753
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	39,050	398,572
Sany Heavy Equipment International Holdings Co Ltd (c)	588,081	551,557
Sany Heavy Industry Co Ltd A Shares (China)	248,270	686,519
Shenzhen Inovance Technology Co Ltd A Shares (China)	39,700	347,810
Sinotruk Hong Kong Ltd	344,885	1,051,056
UBTech Robotics Corp Ltd H Shares (b)(c)	59,900	680,304
Weichai Power Co Ltd H Shares	1,117,686	2,369,345
XCMG Construction Machinery Co Ltd A Shares (China)	351,097	408,440
Yangzijiang Shipbuildling (Holdings) Ltd	1,220,909	2,394,727
Yutong Bus Co Ltd A Shares (China)	79,000	273,111
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	54,800	200,584
Zhuzhou CRRC Times Electric Co Ltd H Shares	252,448	1,024,026
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	273,894	279,100
		16,379,112
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	1,822,811	3,331,991
SITC International Holdings Co Ltd	632,408	2,044,741
		5,376,732
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	425,420	428,873
China Eastern Airlines Corp Ltd A Shares (China) (b)	611,797	321,629
China Southern Airlines Co Ltd A Shares (China) (b)	410,482	322,652
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,317,343	270,394
Spring Airlines Co Ltd A Shares (China)	39,703	287,737
		1,631,285
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	103,086	936,533
Transportation Infrastructure - 0.0%
Anhui Expressway Co Ltd H Shares	218,849	341,496
Beijing Capital International Airport Co Ltd H Shares (b)	1,274,973	495,007
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	196,100	305,337
China Merchants Port Holdings Co Ltd	630,517	1,239,714
COSCO SHIPPING Ports Ltd	994,036	696,089
Jiangsu Expressway Co Ltd H Shares	577,452	708,070
Shanghai International Airport Co Ltd A Shares (China)	56,577	252,491
Shenzhen International Holdings Ltd	905,774	905,726
Yuexiu Transport Infrastructure Ltd	576,773	280,067
Zhejiang Expressway Co Ltd H Shares	793,998	756,529
		5,980,526
TOTAL INDUSTRIALS		67,154,843

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	383,339	1,595,072
Yealink Network Technology Corp Ltd A Shares (China)	46,500	215,953
Zhongji Innolight Co Ltd A Shares (China)	32,404	970,738
ZTE Corp H Shares (c)	523,574	1,651,988
		4,433,751
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	378,076	1,911,619
Avary Holding Shenzhen Co Ltd A Shares (China)	71,300	522,020
BOE Technology Group Co Ltd A Shares (China)	1,106,168	619,682
Chaozhou Three-Circle Group Co Ltd A Shares (China)	76,857	352,484
Eoptolink Technology Inc Ltd A Shares (China)	30,100	782,827
Foxconn Industrial Internet Co Ltd A Shares (China)	367,547	1,753,761
GoerTek Inc A Shares (China)	104,401	331,417
Kingboard Holdings Ltd	339,852	1,217,393
Lens Technology Co Ltd A Shares (China)	142,846	449,929
Lingyi iTech Guangdong Co A Shares (China)	216,600	269,046
Luxshare Precision Industry Co Ltd A Shares (China)	199,619	1,009,109
Q Technology Group Co Ltd (e)	267,000	402,448
RoboSense Technology Co Ltd H Shares (b)(c)	121,200	470,864
Shengyi Technology Co Ltd A Shares (China)	78,517	465,199
Shennan Circuits Co Ltd A Shares (China)	20,020	393,259
Sunny Optical Technology Group Co Ltd	342,223	3,170,811
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	58,300	469,681
TCL Technology Group Corp A Shares (China)	619,016	377,607
Unisplendour Corp Ltd A Shares (China)	88,540	302,461
Victory Giant Technology Huizhou Co Ltd A Shares (China)	26,600	704,191
VSTECS Holdings Ltd	335,433	388,201
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	65,095	505,295
Zhejiang Dahua Technology Co Ltd A Shares (China)	118,919	267,904
		17,137,208
IT Services - 0.0%
Chinasoft International Ltd	1,132,507	818,096
GDS Holdings Ltd A Shares (b)	497,652	2,242,790
Isoftstone Information Technology Group Co Ltd A Shares (China)	31,900	242,209
Kingsoft Cloud Holdings Ltd (b)(c)	1,028,991	1,004,162
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	43,100	296,646
Vnet Group Inc Class A ADR (b)	34,457	286,338
		4,890,241
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	20,592	563,717
Cambricon Technologies Corp Ltd A Shares (China) (b)	11,096	1,088,410
China Resources Microelectronics Ltd A Shares (China)	58,422	377,075
Daqo New Energy Corp ADR (b)	25,977	565,260
GCL Technology Holdings Ltd (b)(c)	10,548,364	1,562,917
Gigadevice Semiconductor Inc A Shares (China)	19,990	334,890
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	303,232	1,561,236
Hygon Information Technology Co Ltd A Shares (China)	62,631	1,205,010
JCET Group Co Ltd A Shares (China)	61,075	296,273
Jinko Solar Co Ltd A Shares (China) (b)	324,805	235,366
JinkoSolar Holding Co Ltd ADR (c)	17,377	381,251
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	221,177	483,124
Montage Technology Co Ltd A Shares (China)	34,326	403,709
National Silicon Industry Group Co Ltd A Shares (China)	101,559	261,403
NAURA Technology Group Co Ltd A Shares (China)	21,034	975,900
OmniVision Integrated Circuits Group Inc A Shares (China)	34,373	575,894
Rockchip Electronics Co Ltd A Shares (China)	12,700	284,500
Sanan Optoelectronics CO Ltd A Shares (China)	180,185	312,095
Silergy Corp	156,962	1,684,566
Tongwei Co Ltd A Shares (China) (b)	132,946	376,476
Xinyi Solar Holdings Ltd (c)	2,256,634	873,597
		14,402,669
Software - 0.0%
360 Security Technology Inc A Shares (China)	228,693	358,140
AsiaInfo Technologies Ltd (c)(d)(e)	174,800	252,304
Beijing Fourth Paradigm Technology Co Ltd H Shares (b)(c)	63,200	441,597
Beijing Kingsoft Office Software Inc A Shares (China)	14,037	608,825
Empyrean Technology Co Ltd A Shares (China)	16,600	252,732
Hundsun Technologies Inc A Shares (China)	81,200	406,236
Iflytek Co Ltd A Shares (China)	65,938	445,455
Inspur Digital Enterprise Technology Ltd	294,000	389,857
Kingdee International Software Group Co Ltd (b)	1,412,041	3,277,363
Shanghai Baosight Software Co Ltd B Shares	745,613	1,024,890
Tuya Inc ADR	131,248	313,683
Weimob Inc (b)(c)(d)(e)	1,571,793	438,014
		8,209,096
Technology Hardware, Storage & Peripherals - 0.5%
Anker Innovations Technology Co Ltd A Shares (China)	16,400	281,277
China Greatwall Technology Group Co Ltd A Shares (China) (b)	109,700	229,404
IEIT Systems Co Ltd A Shares (China)	42,785	329,915
Legend Holdings Corp H Shares (b)(d)(e)	274,005	347,611
Lenovo Group Ltd	3,794,622	4,865,654
Shenzhen Transsion Holdings Co Ltd A Shares (China)	32,208	339,896
Xiaomi Corp B Shares (b)(d)(e)	7,975,417	53,658,221
		60,051,978
TOTAL INFORMATION TECHNOLOGY		109,124,943

Materials - 0.3%
Chemicals - 0.1%
China BlueChemical Ltd H Shares	970,073	267,570
China Risun Group Ltd (c)(e)	680,763	205,031
Dongyue Group Ltd	629,461	831,986
Fufeng Group Ltd	781,722	863,074
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	99,502	330,283
Hengli Petrochemical Co Ltd A Shares (China)	220,420	472,272
Hoshine Silicon Industry Co Ltd A Shares (China)	32,470	237,105
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	230,112	284,950
Jinan Acetate Chemical Co Ltd	250,800	666,002
LB Group Co Ltd A Shares (China)	95,741	226,222
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	222,454	479,383
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	180,882	452,311
Rongsheng Petrochemical Co Ltd A Shares (China)	379,005	480,309
Satellite Chemical Co Ltd A Shares (China)	116,628	314,919
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	102,858	341,979
Tianqi Lithium Corp A Shares (China) (b)	54,400	287,900
Wanhua Chemical Group Co Ltd A Shares (China)	91,605	790,868
Zangge Mining Co Ltd A Shares (China)	59,298	377,643
Zhejiang Juhua Co Ltd A Shares (China)	91,394	338,695
Zhejiang NHU Co Ltd A Shares (China)	122,605	380,919
		8,629,421
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	748,706	2,167,602
China Jushi Co Ltd A Shares (China)	166,909	286,654
China National Building Material Co Ltd H Shares	1,872,146	1,113,823
China Resources Building Materials Technology Holdings Ltd	1,347,374	328,627
CSG Holding Co Ltd B Shares	1,624,899	384,221
		4,280,927
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	2,419,763	1,912,500
Baoshan Iron & Steel Co Ltd A Shares (China)	643,090	654,944
China Gold International Resources Corp Ltd	114,800	986,932
China Hongqiao Group Ltd (c)	1,345,587	3,549,521
China Nonferrous Mining Corp Ltd	679,823	660,510
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	112,549	585,723
CMOC Group Ltd H Shares	2,369,590	2,689,802
Huaibei Mining Holdings Co Ltd A Shares (China)	135,900	231,619
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,446,398	539,696
Jiangxi Copper Co Ltd H Shares	626,099	1,251,403
Lingbao Gold Group Co Ltd H Shares	212,000	273,610
MMG Ltd (b)	2,040,021	991,901
Shandong Gold Mining Co Ltd A Shares (China)	385,148	1,569,669
Shandong Nanshan Aluminum Co Ltd A Shares (China)	594,128	323,421
Shougang Fushan Resources Group Ltd	1,139,564	418,378
Silvercorp Metals Inc	106,009	461,341
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	567,895	273,530
Wanguo Gold Group Ltd (c)	108,000	416,693
Western Mining Co Ltd A Shares (China)	99,458	230,159
Yunnan Aluminium Co Ltd A Shares (China)	125,436	269,912
Zhaojin Mining Industry Co Ltd H Shares	832,701	2,067,788
Zhongjin Gold Corp Ltd A Shares (China)	161,499	320,973
Zijin Mining Group Co Ltd H Shares	3,303,717	8,760,334
		29,440,359
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	1,165,360	386,136
TOTAL MATERIALS		42,736,843

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
C&D International Investment Group Ltd	400,090	807,163
China Jinmao Holdings Group Ltd	2,939,159	534,797
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	271,319	327,435
China Overseas Grand Oceans Group Ltd	1,278,217	315,467
China Overseas Land & Investment Ltd	1,797,770	3,109,242
China Overseas Property Holdings Ltd	772,121	529,947
China Resources Land Ltd	1,499,192	5,497,488
China Resources Mixc Lifestyle Services Ltd (d)(e)	321,433	1,492,692
China Vanke Co Ltd H Shares (b)(c)	1,532,104	972,099
Country Garden Services Holdings Co Ltd	1,063,743	879,530
Evergrande Property Services Group Ltd (b)(d)(e)	2,704,000	261,069
Greentown China Holdings Ltd	502,975	632,659
Greentown Service Group Co Ltd (e)	796,741	485,118
Hainan Airport Infrastructure Co Ltd A Shares (China)	517,843	281,787
Hopson Development Holdings Ltd (b)	793,733	382,148
KE Holdings Inc A Shares	982,723	6,010,360
Longfor Group Holdings Ltd (d)(e)	981,385	1,221,490
Onewo Inc H Shares (c)	142,900	407,976
Poly Developments and Holdings Group Co Ltd A Shares (China) (b)	361,981	400,574
Poly Property Group Co Ltd	1,792,521	353,384
Poly Property Services Co Ltd H Shares (e)	91,265	405,075
Seazen Group Ltd (b)	1,379,891	439,863
Shanghai Jinqiao Export Processing Zone Development Co Ltd B Shares (b)	454,492	370,495
Shenzhen Investment Ltd (b)(c)	2,305,317	263,549
Sunac China Holdings Ltd (b)(c)	3,718,567	737,105
Wharf Holdings Ltd/The	490,027	1,393,635
Yuexiu Property Co Ltd (c)	715,788	420,920
Yuexiu Services Group Ltd (e)	368,500	138,634
		29,071,701
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	243,970	1,020,787
China Gas Holdings Ltd	1,308,089	1,374,015
China Resources Gas Group Ltd	445,947	1,128,828
ENN Energy Holdings Ltd	379,759	3,095,045
ENN Natural Gas Co Ltd A Shares (China)	93,965	240,445
Kunlun Energy Co Ltd	1,872,575	1,803,947
Towngas Smart Energy Co Ltd	778,067	395,135
Zhongyu Energy Holdings Ltd (c)	433,710	212,765
		9,270,967
Independent Power and Renewable Electricity Producers - 0.1%
CGN New Energy Holdings Co Ltd (d)(e)	905,501	281,524
CGN Power Co Ltd H Shares (d)(e)	5,971,524	2,243,336
China Datang Corp Renewable Power Co Ltd H Shares (c)	1,326,308	388,522
China Longyuan Power Group Corp Ltd H Shares	1,569,145	1,414,963
China National Nuclear Power Co Ltd A Shares (China)	620,558	791,682
China Power International Development Ltd	2,184,552	856,334
China Resources Power Holdings Co Ltd	989,684	2,452,526
China Three Gorges Renewables Group Co Ltd A Shares (China)	818,439	492,047
China Yangtze Power Co Ltd A Shares (China)	665,981	2,575,866
GD Power Development Co Ltd A Shares (China)	645,511	410,379
Huadian Power International Corp Ltd A Shares (China)	342,552	252,169
Huaneng Power International Inc A Shares (China)	222,589	226,447
Huaneng Power International Inc H Shares	2,073,185	1,407,331
SDIC Power Holdings Co Ltd A Shares (China)	244,031	533,634
Sichuan Chuantou Energy Co Ltd A Shares (China)	154,202	333,806
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	402,651	290,038
		14,950,604
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	1,942,921	664,918
China Water Affairs Group Ltd	433,697	340,304
Guangdong Investment Ltd	1,481,205	1,318,406
		2,323,628
TOTAL UTILITIES		26,545,199

TOTAL CHINA		1,342,114,621
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	117,470	1,529,506
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	6,551	72,307
TOTAL FINANCIALS		1,601,813

Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	332,778	872,941
Grupo Argos SA/Colombia	4,738	19,243
		892,184
Metals & Mining - 0.0%
Aris Mining Corp (b)	76,808	534,928
TOTAL MATERIALS		1,427,112

Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	209,132	1,049,222
TOTAL COLOMBIA		4,078,147
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	349,760	2,728,714
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	91,312	2,773,597
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	35,923	1,716,166
Moneta Money Bank AS (d)(e)	130,627	910,908
		2,627,074
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	74,968	4,350,682
TOTAL CZECH REPUBLIC		6,977,756
DENMARK - 1.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Better Collective A/S (b)(c)	21,705	306,420
Consumer Discretionary - 0.0%
Household Durables - 0.0%
GN Store Nord AS (b)	69,592	997,371
Specialty Retail - 0.0%
Matas A/S	19,079	392,037
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	38,376	6,368,864
TOTAL CONSUMER DISCRETIONARY		7,758,272

Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	44,083	5,495,709
Royal Unibrew A/S	23,823	1,785,427
		7,281,136
Food Products - 0.0%
Schouw & Co A/S	6,018	566,768
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	24,535	321,469
TOTAL CONSUMER STAPLES		8,169,373

Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	319,777	12,735,835
Jyske Bank A/S	21,182	2,130,911
Ringkjoebing Landbobank A/S	11,877	2,620,267
Sydbank AS	24,733	1,836,990
		19,324,003
Insurance - 0.0%
Alm Brand A/S	381,149	1,052,410
Tryg A/S	155,058	3,743,249
		4,795,659
TOTAL FINANCIALS		24,119,662

Health Care - 0.6%
Biotechnology - 0.1%
Bavarian Nordic A/S (b)	39,230	1,424,473
Genmab A/S (b)	30,049	6,469,474
Zealand Pharma A/S (b)	30,679	1,612,104
		9,506,051
Health Care Equipment & Supplies - 0.0%
Ambu AS Series B	86,886	1,279,230
Coloplast AS Series B	58,039	5,300,820
Demant A/S (b)	39,346	1,497,864
		8,077,914
Life Sciences Tools & Services - 0.0%
Chemometec A/S	8,102	626,780
Pharmaceuticals - 0.5%
ALK-Abello A/S Series B (b)	62,649	1,831,363
H Lundbeck A/S Series B	138,256	727,980
Novo Nordisk A/S Series B	1,498,508	69,692,618
		72,251,961
TOTAL HEALTH CARE		90,462,706

Industrials - 0.4%
Air Freight & Logistics - 0.2%
DSV A/S	95,006	21,289,421
Building Products - 0.0%
ROCKWOOL A/S Series B	44,270	1,938,452
Commercial Services & Supplies - 0.0%
ISS A/S	68,997	1,987,392
Construction & Engineering - 0.0%
Cadeler A/S (b)	107,146	566,370
Per Aarsleff Holding A/S Series B	8,426	909,491
		1,475,861
Electrical Equipment - 0.2%
NKT A/S (b)	25,168	2,224,072
Vestas Wind Systems A/S	472,121	8,620,028
		10,844,100
Machinery - 0.0%
FLSmidth & Co A/S	20,430	1,211,916
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	1,279	2,518,598
AP Moller - Maersk A/S Series B	2,063	4,073,934
D/S Norden A/S	11,189	389,688
Dfds A/S (b)	14,846	267,152
		7,249,372
TOTAL INDUSTRIALS		45,996,514

Information Technology - 0.0%
IT Services - 0.0%
Netcompany Group A/S (b)(d)(e)	19,258	710,757
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	163,190	10,623,599
Construction Materials - 0.0%
Cementir Holding NV	28,976	431,199
TOTAL MATERIALS		11,054,798

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	78,943	3,720,702
TOTAL DENMARK		192,299,204
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	881,758	616,341
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,162,235	2,251,726
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	624,869	306,066
TOTAL FINANCIALS		2,557,792

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	414,727	455,115
TOTAL EGYPT		3,629,248
FAROE ISLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Bakkafrost	25,216	1,011,206
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	67,172	3,461,816
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Nokian Renkaat Oyj (c)	57,575	517,752
Broadline Retail - 0.0%
Puuilo Oyj	41,039	641,154
Tokmanni Group Corp	23,137	226,678
		867,832
Leisure Products - 0.0%
Harvia Oyj (e)	8,380	485,813
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	18,651	277,550
TOTAL CONSUMER DISCRETIONARY		2,148,947

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	125,278	2,727,815
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	200,091	3,157,965
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp	1,447,371	21,119,735
Insurance - 0.1%
Mandatum Holding Oy	210,168	1,428,989
Sampo Oyj A Shares	1,046,900	11,249,505
Sampo Oyj Series A (Denmark)	60,492	648,688
		13,327,182
TOTAL FINANCIALS		34,446,917

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	11,446	343,535
Pharmaceuticals - 0.0%
Orion Oyj B Shares	50,362	4,040,360
TOTAL HEALTH CARE		4,383,895

Industrials - 0.2%
Machinery - 0.2%
Hiab Oyj B Shares	18,104	1,235,485
Kalmar Oyj B Shares	19,805	896,374
Kone Oyj B Shares	156,208	9,615,591
Konecranes Oyj A Shares	31,592	2,642,670
Metso Oyj	288,540	3,643,504
Valmet Oyj	71,008	2,569,599
Wartsila OYJ Abp	234,764	6,494,203
		27,097,426
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	2,487,425	10,185,074
IT Services - 0.0%
TietoEVRY Oyj	51,650	890,039
Software - 0.0%
QT Group Oyj (b)	9,272	640,163
TOTAL INFORMATION TECHNOLOGY		11,715,276

Materials - 0.1%
Chemicals - 0.0%
Kemira Oyj	53,771	1,146,270
Containers & Packaging - 0.0%
Huhtamaki Oyj	46,888	1,618,100
Metsa Board Oyj B Shares	79,907	294,908
		1,913,008
Metals & Mining - 0.0%
Outokumpu Oyj A Shares	176,290	666,314
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	270,296	2,786,644
UPM-Kymmene Oyj	249,460	6,465,450
		9,252,094
TOTAL MATERIALS		12,977,686

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kojamo Oyj (b)	63,947	812,956
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	209,701	3,850,510
TOTAL FINLAND		106,781,209
FRANCE - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	866,296	13,177,299
Entertainment - 0.0%
Bollore SE	317,158	1,833,230
Ubisoft Entertainment SA (b)	47,150	497,267
Vivendi SE	335,215	1,270,734
		3,601,231
Media - 0.1%
Canal+ SA	323,357	1,029,170
Eutelsat Communications SACA (b)(c)	55,183	198,371
IPSOS SA	16,371	737,962
JCDecaux SE	36,937	609,104
Louis Hachette Group	330,526	618,790
Metropole Television SA	18,814	275,252
Publicis Groupe SA	106,720	9,752,261
Television Francaise 1 SA	28,853	276,258
		13,497,168
TOTAL COMMUNICATION SERVICES		30,275,698

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	310,573	11,049,103
Forvia SE (b)	76,690	983,709
Opmobility	29,480	452,829
Valeo SE	104,095	1,141,128
		13,626,769
Automobiles - 0.0%
Renault SA	90,458	3,376,676
Trigano SA	4,076	699,590
		4,076,266
Hotels, Restaurants & Leisure - 0.1%
Accor SA	91,618	4,669,402
FDJ UNITED	51,375	1,605,266
Sodexo SA	40,852	2,429,612
		8,704,280
Household Durables - 0.0%
SEB SA	12,610	926,750
Leisure Products - 0.0%
Beneteau SACA	19,523	181,913
Specialty Retail - 0.0%
Fnac Darty SA	6,718	228,081
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	14,693	36,067,219
Kering SA	34,900	8,569,538
LVMH Moet Hennessy Louis Vuitton SE	127,956	68,688,325
		113,325,082
TOTAL CONSUMER DISCRETIONARY		141,069,141

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	94,436	9,738,130
Remy Cointreau SA	11,740	700,029
Remy Cointreau SA rights (b)(g)	11,740	6,699
		10,444,858
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	255,788	3,665,703
Food Products - 0.1%
Danone SA	298,683	24,443,296
Personal Care Products - 0.3%
Interparfums SA	12,718	468,215
L'Oreal SA	111,801	49,470,104
		49,938,319
TOTAL CONSUMER STAPLES		88,492,176

Energy - 0.4%
Energy Equipment & Services - 0.0%
Technip Energies NV	64,487	2,787,687
Vallourec SACA	76,217	1,425,148
		4,212,835
Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz SA	16,322	3,073,400
TotalEnergies SE	947,997	56,373,119
		59,446,519
TOTAL ENERGY		63,659,354

Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	473,411	43,164,801
Credit Agricole SA	488,872	8,997,461
Societe Generale SA Series A	336,187	21,458,337
		73,620,599
Capital Markets - 0.0%
Amundi SA (d)(e)	29,004	2,153,114
Antin Infrastructure Partners SA	22,363	327,174
		2,480,288
Financial Services - 0.0%
Edenred SE	112,049	3,212,102
Eurazeo SE	19,412	1,144,201
Peugeot Invest SA	3,741	324,035
Wendel SE	11,956	1,123,599
Worldline SA/France (b)(c)(d)(e)	93,266	341,018
		6,144,955
Insurance - 0.3%
AXA SA	820,976	39,874,152
Coface SA	57,430	1,069,598
SCOR SE	73,663	2,410,962
		43,354,712
TOTAL FINANCIALS		125,600,554

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	19,322	2,773,924
EssilorLuxottica SA	138,562	41,207,884
		43,981,808
Health Care Providers & Services - 0.0%
Clariane SE (b)	51,781	269,225
Emeis SA (b)	33,248	517,538
		786,763
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	13,595	2,730,572
Pharmaceuticals - 0.0%
Ipsen SA	18,380	2,175,134
Virbac SACA	2,240	888,310
		3,063,444
TOTAL HEALTH CARE		50,562,587

Industrials - 1.4%
Aerospace & Defense - 0.9%
Airbus SE	276,329	55,557,370
Dassault Aviation SA	9,218	2,865,534
Exosens SAS	12,771	596,087
LISI SA	8,918	482,400
Safran SA	167,352	55,184,562
Thales SA	43,192	11,618,388
		126,304,341
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (b)	1,572	790,242
Building Products - 0.1%
Cie de Saint-Gobain SA	209,497	24,032,900
Commercial Services & Supplies - 0.0%
Derichebourg SA	52,030	343,494
Elis SA	77,034	2,130,968
Elis SA (United Kingdom)	1,901	52,586
Societe BIC SA	10,709	652,607
SPIE SA	66,068	3,886,706
		7,066,361
Construction & Engineering - 0.3%
Bouygues SA	88,420	3,647,712
Eiffage SA	32,174	4,319,751
Vinci SA	228,927	31,799,995
		39,767,458
Electrical Equipment - 0.1%
Legrand SA	122,358	18,073,116
Mersen SA	11,597	318,951
Nexans SA	16,033	2,314,553
		20,706,620
Machinery - 0.0%
Alstom SA (b)	162,614	3,814,330
Exail Technologies SA (b)	4,512	610,683
		4,425,013
Passenger Airlines - 0.0%
Air France-KLM (b)	56,166	741,918
Professional Services - 0.0%
Bureau Veritas SA	150,360	4,639,816
Teleperformance SE	25,918	2,535,394
		7,175,210
Trading Companies & Distributors - 0.0%
Rexel SA	106,289	3,224,074
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	16,335	1,983,456
Getlink SE Series A	139,347	2,528,462
		4,511,918
TOTAL INDUSTRIALS		238,746,055

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
VusionGroup	3,009	776,055
IT Services - 0.1%
Alten SA	14,281	1,167,714
Capgemini SE	75,864	11,294,365
Sopra Steria Group	6,670	1,441,676
Wavestone (c)	4,287	284,244
		14,187,999
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (b)	13,289	580,077
Software - 0.1%
Dassault Systemes SE	312,118	10,253,469
Planisware SA	11,376	276,523
		10,529,992
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	15,628	287,851
TOTAL INFORMATION TECHNOLOGY		26,361,974

Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	267,204	52,568,800
Arkema SA	27,314	1,867,127
		54,435,927
Construction Materials - 0.0%
Imerys SA	18,907	467,350
Vicat SACA	8,482	549,805
		1,017,155
Metals & Mining - 0.0%
Eramet SA (c)	5,167	286,456
TOTAL MATERIALS		55,739,538

Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	26,721	1,736,634
ICADE	16,353	390,410
		2,127,044
Office REITs - 0.0%
Gecina SA	21,304	2,095,705
Real Estate Management & Development - 0.0%
Nexity SA (b)	18,532	242,575
Residential REITs - 0.0%
Altarea SCA	2,961	366,294
Retail REITs - 0.0%
Carmila SA	29,115	573,481
Klepierre SA	97,944	3,751,125
Mercialys SA	51,461	637,778
Unibail-Rodamco-Westfield unit	56,704	5,515,933
		10,478,317
TOTAL REAL ESTATE		15,309,935

Utilities - 0.2%
Gas Utilities - 0.0%
Rubis SCA	36,731	1,167,819
Multi-Utilities - 0.2%
Engie SA	847,060	19,040,416
Veolia Environnement SA	291,587	9,881,618
		28,922,034
TOTAL UTILITIES		30,089,853

TOTAL FRANCE		865,906,865
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Lion Finance Group PLC	17,160	1,725,738
TBC Bank Group PLC	19,839	1,270,718

TOTAL GEORGIA		2,996,456
GERMANY - 5.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	1,623,654	58,233,849
United Internet AG	35,583	1,023,304
		59,257,153
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	28,997	3,284,319
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	35,150	4,709,287
Media - 0.0%
ProSiebenSat.1 Media SE	60,855	556,624
Stroeer SE & Co KGaA (c)	16,312	878,640
		1,435,264
Wireless Telecommunication Services - 0.0%
1&1 AG	17,084	359,901
Freenet AG	58,033	1,884,828
		2,244,729
TOTAL COMMUNICATION SERVICES		70,930,752

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	51,545	4,423,502
SAF-Holland SE	24,187	438,323
Schaeffler AG Class Registered	89,040	517,207
		5,379,032
Automobiles - 0.3%
Bayerische Motoren Werke AG	133,410	12,770,520
Mercedes-Benz Group AG	334,594	18,944,806
Volkswagen AG	11,151	1,189,189
		32,904,515
Hotels, Restaurants & Leisure - 0.0%
TUI AG (b)	217,518	1,975,923
Specialty Retail - 0.0%
Auto1 Group SE (b)(d)(e)	62,782	1,898,641
CECONOMY AG (b)	74,609	378,038
Douglas AG Class Registered (b)(c)	15,899	190,040
Fielmann Group AG	11,608	736,536
Hornbach Holding AG & Co KGaA	5,424	640,032
Zalando SE (b)(d)(e)	106,321	3,120,698
		6,963,985
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	79,821	15,307,965
HUGO BOSS AG	22,409	1,049,522
Puma SE	50,934	1,076,668
		17,434,155
TOTAL CONSUMER DISCRETIONARY		64,657,610

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)	72,277	766,592
Food Products - 0.0%
Suedzucker AG	34,885	400,098
Household Products - 0.0%
Henkel AG & Co KGaA	54,126	3,848,919
Personal Care Products - 0.0%
Beiersdorf AG	46,173	5,737,563
TOTAL CONSUMER STAPLES		10,753,172

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE (c)	3,651	354,987
Financials - 1.2%
Banks - 0.1%
Commerzbank AG	415,208	15,181,685
Capital Markets - 0.3%
Deutsche Bank AG	862,510	28,529,832
Deutsche Boerse AG	87,480	25,315,612
flatexDEGIRO AG	39,432	1,196,995
Mutares SE & Co KGaA (c)	6,752	233,857
		55,276,296
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (c)(d)(e)	74,879	467,849
GRENKE AG (c)	13,588	278,189
Hypoport SE (b)(c)	1,948	417,046
		1,163,084
Insurance - 0.8%
Allianz SE	178,543	70,556,276
Hannover Rueck SE	27,887	8,478,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	62,157	40,692,388
Talanx AG	30,292	4,030,772
		123,757,521
TOTAL FINANCIALS		195,378,586

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	17,379	964,673
Eckert & Ziegler SE	7,320	557,184
Siemens Healthineers AG (d)(e)	156,298	8,418,625
		9,940,482
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	102,945	5,221,519
Fresenius SE & Co KGaA	196,123	9,395,778
		14,617,297
Life Sciences Tools & Services - 0.0%
Evotec SE (b)(c)	71,977	575,057
Gerresheimer AG (c)	16,043	794,213
Schott Pharma AG & Co KGaA (c)	17,413	472,946
		1,842,216
Pharmaceuticals - 0.1%
Bayer AG	458,717	14,266,905
Dermapharm Holding SE	8,361	319,643
Merck KGaA	60,082	7,509,316
		22,095,864
TOTAL HEALTH CARE		48,495,859

Industrials - 1.5%
Aerospace & Defense - 0.4%
Hensoldt AG	29,881	3,277,029
Montana Aerospace Ag (b)(d)(e)	13,618	476,147
MTU Aero Engines AG	25,094	10,830,617
Rheinmetall AG	20,820	41,213,156
		55,796,949
Air Freight & Logistics - 0.1%
Deutsche Post AG	445,364	19,954,864
Commercial Services & Supplies - 0.0%
Bilfinger SE	17,064	1,844,134
Cewe Stiftung & Co KGAA	3,114	357,502
		2,201,636
Electrical Equipment - 0.2%
Nordex SE (b)	61,822	1,523,907
PNE AG (c)	17,590	303,113
Siemens Energy AG (b)	316,617	36,657,529
		38,484,549
Ground Transportation - 0.0%
Sixt SE	13,283	1,383,977
Industrial Conglomerates - 0.6%
Siemens AG	353,391	90,009,879
Machinery - 0.2%
Daimler Truck Holding AG	221,614	10,831,960
Deutz AG	64,975	572,063
Duerr AG	28,178	726,742
Gea Group Ag	69,908	5,034,056
JOST Werke SE (d)(e)	6,706	395,654
KION Group AG	33,618	2,081,294
Knorr-Bremse AG	34,219	3,430,606
Krones AG	6,902	1,023,953
Norma Group SE (c)	17,132	304,605
Pfeiffer Vacuum Technology AG	1,733	307,335
Rational AG	2,440	1,892,087
RENK GmbH	35,323	2,748,780
Stabilus SE	12,501	360,220
Vossloh AG	4,978	490,261
Wacker Neuson SE	18,679	489,213
		30,688,829
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	282,407	2,431,302
Trading Companies & Distributors - 0.0%
Brenntag SE	58,948	3,668,985
Transportation Infrastructure - 0.0%
Fraport AG Frankfurt Airport Services Worldwide (b)	17,114	1,276,318
TOTAL INDUSTRIALS		245,897,288

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	30,249	645,527
Softwareone Holding AG	84,081	689,418
		1,334,945
IT Services - 0.0%
Bechtle AG	37,775	1,647,620
CANCOM SE	13,804	405,643
GFT Technologies SE (c)	10,215	212,863
IONOS Group SE (b)	23,449	1,115,892
Nagarro SE	3,816	242,563
		3,624,581
Semiconductors & Semiconductor Equipment - 0.2%
AIXTRON SE	52,794	895,594
Elmos Semiconductor SE	4,337	435,546
Infineon Technologies AG	609,021	23,924,271
Siltronic AG (c)	7,790	339,418
SUSS MicroTec SE	8,491	310,272
		25,905,101
Software - 0.9%
Atoss Software SE	5,027	675,797
Nemetschek SE	27,521	4,117,453
Northern Data AG (b)(c)	6,879	167,211
SAP SE	485,837	138,927,907
TeamViewer SE (b)(d)(e)	68,699	706,378
		144,594,746
TOTAL INFORMATION TECHNOLOGY		175,459,373

Materials - 0.3%
Chemicals - 0.2%
AlzChem Group AG	2,921	496,683
BASF SE	415,445	20,360,716
Covestro AG	81,718	5,539,441
Evonik Industries AG	119,728	2,386,989
K+S AG	79,371	1,202,878
LANXESS AG	38,827	1,072,287
Symrise AG	61,926	5,613,425
Wacker Chemie AG (c)	9,226	691,736
		37,364,155
Construction Materials - 0.1%
Heidelberg Materials AG	62,512	14,421,191
Metals & Mining - 0.0%
Aurubis AG (c)	14,813	1,481,688
Salzgitter AG (c)	12,010	313,040
thyssenkrupp AG	233,873	2,707,118
		4,501,846
TOTAL MATERIALS		56,287,192

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA (b)	356,209	1,289,436
Grand City Properties SA (b)	34,838	440,509
LEG Immobilien SE	34,718	2,763,508
Sirius Real Estate Ltd	761,714	1,047,202
TAG Immobilien AG	85,400	1,377,088
Vonovia SE	345,342	10,751,165
		17,668,908
Retail REITs - 0.0%
Hamborner REIT AG (c)	50,144	325,606
TOTAL REAL ESTATE		17,994,514

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	293,574	12,043,943
Multi-Utilities - 0.1%
E.ON SE	1,042,425	19,017,222
TOTAL UTILITIES		31,061,165

TOTAL GERMANY		917,270,498
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	30,174	420,927
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	77,619	1,408,403
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	85,547	1,919,332
Specialty Retail - 0.0%
FF Group (b)(f)	881	0
JUMBO SA	53,857	1,821,722
		1,821,722
TOTAL CONSUMER DISCRETIONARY		3,741,054

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HELLENiQ ENERGY Holdings S.A.	44,278	389,334
Motor Oil Hellas Corinth Refineries SA	32,207	925,482
		1,314,816
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	1,015,073	3,799,554
Eurobank Ergasias Services and Holdings SA	1,203,120	4,415,890
National Bank of Greece SA	414,321	5,810,996
Optima bank SA	91,551	755,376
Piraeus Financial Holdings SA	498,947	3,836,622
		18,618,438
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	30,906	763,947
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	46,239	2,552,913
Passenger Airlines - 0.0%
Aegean Airlines SA	25,294	364,283
Transportation Infrastructure - 0.0%
Athens International Airport SA	28,080	320,449
TOTAL INDUSTRIALS		4,001,592

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LAMDA Development SA (b)	39,821	303,109
Utilities - 0.0%
Electric Utilities - 0.0%
Holding Co ADMIE IPTO SA	81,455	307,686
Public Power Corp SA	88,053	1,431,927
		1,739,613
TOTAL GREECE		31,127,025
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	49,200	1,975,380
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKBN Ltd	549,000	348,743
HKT Trust & HKT Ltd unit	1,795,622	2,827,346
PCCW Ltd	2,003,545	1,435,435
		4,611,524
Entertainment - 0.0%
Damai Entertainment Holdings Ltd (b)(c)	5,615,050	790,974
SMI Holdings Group Ltd (b)(f)	7,200	0
		790,974
TOTAL COMMUNICATION SERVICES		5,402,498

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	176,429	520,001
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	197,652	211,487
Hotels, Restaurants & Leisure - 0.0%
Cafe de Coral Holdings Ltd	307,968	283,735
Melco Resorts & Entertainment Ltd ADR (b)	94,224	815,038
Super Hi International Holding Ltd (b)(c)	124,000	254,650
		1,353,423
Household Durables - 0.0%
Man Wah Holdings Ltd	918,307	518,024
Skyworth Group Ltd (b)(c)	753,836	296,333
		814,357
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	198,685	518,442
Textiles, Apparel & Luxury Goods - 0.0%
Stella International Holdings Ltd	303,743	598,788
Yue Yuen Industrial Holdings Ltd	415,119	649,275
		1,248,063
TOTAL CONSUMER DISCRETIONARY		4,665,773

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
DFI Retail Group Holdings Ltd	175,600	605,372
Food Products - 0.0%
Vitasoy International Holdings Ltd	396,225	462,574
WH Group Ltd (d)(e)	3,949,066	3,953,562
		4,416,136
TOTAL CONSUMER STAPLES		5,021,508

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Brightoil Petroleum Holdings Ltd (b)(f)	26,000	0
Financials - 0.7%
Banks - 0.0%
Bank of East Asia Ltd/The	452,846	699,958
Dah Sing Financial Holdings Ltd	101,908	378,054
Hang Seng Bank Ltd	348,751	5,080,153
		6,158,165
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	28,602	4,395,555
Guotai Junan International Holdings Ltd (c)	1,435,000	1,169,643
Hong Kong Exchanges & Clearing Ltd	561,520	30,388,796
		35,953,994
Insurance - 0.5%
AIA Group Ltd	4,980,216	46,436,391
Prudential PLC	1,212,340	15,379,972
		61,816,363
TOTAL FINANCIALS		103,928,522

Health Care - 0.0%
Pharmaceuticals - 0.0%
Grand Pharmaceutical Group Ltd (c)	502,539	555,788
Sino Biopharmaceutical Ltd	4,965,352	4,755,324
SSY Group Ltd	814,300	323,181
United Laboratories International Holdings Ltd/The	475,961	892,214
		6,526,507
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,129,600	1,485,938
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(c)(e)	341,000	314,642
Ground Transportation - 0.0%
MTR Corp Ltd	713,608	2,567,041
Industrial Conglomerates - 0.0%
CTF Services Ltd	480,402	470,966
Jardine Matheson Holdings Ltd (Singapore)	74,515	4,046,268
Swire Pacific Ltd A Shares (c)	166,658	1,506,478
		6,023,712
Machinery - 0.1%
Techtronic Industries Co Ltd	684,254	8,182,072
Marine Transportation - 0.0%
Orient Overseas International Ltd	64,245	1,155,915
Pacific Basin Shipping Ltd (c)	2,470,102	713,750
		1,869,665
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	2,309,046	460,284
TOTAL INDUSTRIALS		20,903,354

Information Technology - 0.0%
Communications Equipment - 0.0%
VTech Holdings Ltd	84,273	624,460
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(c)	133,314	448,522
Kingboard Laminates Holdings Ltd	464,699	596,648
MH Development Ltd (b)(f)	74,000	0
PAX Global Technology Ltd	411,225	353,890
Wasion Holdings Ltd	295,880	321,433
		1,720,493
IT Services - 0.0%
SUNeVision Holdings Ltd (c)	346,000	341,516
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	151,698	1,283,323
TOTAL INFORMATION TECHNOLOGY		3,969,792

Materials - 0.0%
Paper & Forest Products - 0.0%
Nine Dragons Paper Holdings Ltd (b)(c)	1,099,508	602,960
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	902,535	4,135,598
Hang Lung Group Ltd	438,000	791,308
Hang Lung Properties Ltd	1,037,854	1,068,843
Henderson Land Development Co Ltd (c)	664,886	2,326,620
Hongkong Land Holdings Ltd (Singapore)	520,584	3,144,709
Hysan Development Co Ltd	323,691	644,098
Kerry Properties Ltd	316,616	845,397
New World Development Co Ltd (b)(c)	657,715	538,593
Sino Land Co Ltd	1,709,554	1,970,602
Sun Hung Kai Properties Ltd	678,236	8,055,731
Wharf Real Estate Investment Co Ltd	783,238	2,486,635
		26,008,134
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	804,863	517,289
Link REIT (c)	1,217,704	6,784,748
		7,302,037
TOTAL REAL ESTATE		33,310,171

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	287,743	2,026,571
CLP Holdings Ltd	749,343	6,504,133
Power Assets Holdings Ltd	646,665	4,257,706
		12,788,410
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	5,097,943	4,550,236
TOTAL UTILITIES		17,338,646

TOTAL HONG KONG		201,669,731
HUNGARY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	158,000	785,297
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	186,056	1,619,095
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	104,359	8,486,013
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	65,584	1,968,532
TOTAL HUNGARY		12,858,937
INDIA - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	437,417	375,651
Indus Towers Ltd (b)	619,051	2,555,199
Railtel Corp of India Ltd	55,509	231,377
Tata Communications Ltd	53,950	1,059,377
		4,221,604
Entertainment - 0.0%
PVR Inox Ltd (b)	37,760	429,539
Saregama India Ltd	52,067	286,590
		716,129
Interactive Media & Services - 0.0%
Info Edge India Ltd	172,175	2,721,160
Media - 0.0%
Affle 3i Ltd (b)	31,767	706,871
Sun TV Network Ltd	52,128	333,890
Zee Entertainment Enterprises Ltd	369,949	496,926
		1,537,687
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	1,194,034	26,015,455
Vodafone Idea Ltd (b)	12,591,931	989,473
		27,004,928
TOTAL COMMUNICATION SERVICES		36,201,508

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Apollo Tyres Ltd	150,335	769,103
Asahi India Glass Ltd	45,058	430,403
Balkrishna Industries Ltd	38,040	1,158,539
Bharat Forge Ltd	128,064	1,705,993
Bosch Ltd	3,507	1,613,856
Ceat Ltd	10,428	393,511
CIE Automotive India Ltd	79,471	363,818
Endurance Technologies Ltd (d)(e)	18,215	529,290
Exide Industries Ltd	218,561	955,222
Gabriel India Ltd	34,881	411,225
JK Tyre & Industries Ltd	71,942	274,171
Minda Corp Ltd	53,930	306,256
Motherson Sumi Wiring India Ltd	1,465,095	618,444
MRF Ltd	1,122	1,889,628
Samvardhana Motherson International Ltd	2,322,121	2,558,026
Sansera Engineering Ltd (d)(e)	29,409	446,615
Sona Blw Precision Forgings Ltd (d)(e)	209,204	1,066,619
Sundram Fasteners Ltd	53,057	595,255
Tube Investments of India Ltd	50,092	1,618,570
TVS Holdings Ltd	2,605	342,046
UNO Minda Ltd	97,330	1,153,859
ZF Commercial Vehicle Control Systems India Ltd (b)	3,609	542,198
		19,742,647
Automobiles - 0.4%
Bajaj Auto Ltd	31,711	2,889,686
Eicher Motors Ltd	64,613	4,023,853
Hero MotoCorp Ltd	56,635	2,745,913
Hyundai Motor India Ltd	75,840	1,861,234
Mahindra & Mahindra Ltd	435,036	15,861,380
Maruti Suzuki India Ltd	58,518	8,400,979
Ola Electric Mobility Ltd (b)	560,104	261,977
Tata Motors Ltd	947,145	7,165,312
TVS Motor Co Ltd	112,742	3,594,079
		46,804,413
Hotels, Restaurants & Leisure - 0.1%
Chalet Hotels Ltd (b)	41,237	427,393
Devyani International Ltd (b)	209,378	388,002
EIH Ltd	113,293	483,147
Eternal Ltd (b)	2,263,606	7,907,033
Indian Hotels Co Ltd/The	400,070	3,367,911
ITC Hotels Ltd	305,638	801,850
Jubilant Foodworks Ltd	177,522	1,323,839
Lemon Tree Hotels Ltd (b)(d)(e)	290,681	494,732
Restaurant Brands Asia Ltd (b)	326,397	302,146
Sapphire Foods India Ltd (b)	132,826	478,370
Tbo Tek Ltd (b)	18,569	285,951
Westlife Foodworld Ltd (b)	33,371	276,836
		16,537,210
Household Durables - 0.0%
Amber Enterprises India Ltd (b)	9,623	869,561
Bajaj Electricals Ltd	29,422	207,316
Cello World Ltd	35,784	242,329
Crompton Greaves Consumer Electricals Ltd	327,261	1,202,168
Dixon Technologies India Ltd (e)	16,976	3,246,294
Sheela Foam Ltd (b)	27,271	205,864
TTK Prestige Ltd	25,910	185,892
Whirlpool of India Ltd (b)	32,062	485,818
		6,645,242
Specialty Retail - 0.0%
Aditya Birla Fashion and Retail Ltd (b)	281,546	233,747
Aditya Birla Lifestyle Brands Ltd	248,740	404,969
Cartrade Tech Ltd (b)	20,309	505,171
FSN E-Commerce Ventures Ltd (b)	552,493	1,319,222
Trent Ltd	85,028	4,854,194
		7,317,303
Textiles, Apparel & Luxury Goods - 0.1%
Arvind Ltd	85,705	307,989
Bata India Ltd	28,025	379,943
Gokaldas Exports Ltd (b)	31,317	302,090
Kalyan Jewellers India Ltd	200,391	1,352,433
KPR Mill Ltd	50,056	648,697
Page Industries Ltd	3,058	1,701,658
Pds Ltd	43,005	172,785
Relaxo Footwears Ltd	57,233	295,855
Safari Industries India Ltd	12,880	307,674
Titan Co Ltd	165,759	6,315,277
Trident Ltd/India	772,104	262,740
Vardhman Textiles Ltd	55,381	275,260
Vedant Fashions Ltd	32,712	279,062
		12,601,463
TOTAL CONSUMER DISCRETIONARY		109,648,278

Consumer Staples - 0.3%
Beverages - 0.0%
Radico Khaitan Ltd	35,734	1,113,576
Tilaknagar Industries Ltd	52,227	292,626
United Spirits Ltd	140,649	2,149,222
Varun Beverages Ltd	627,805	3,734,453
		7,289,877
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(d)(e)	76,979	3,741,369
Medplus Health Services Ltd (b)	39,631	419,648
		4,161,017
Food Products - 0.1%
AWL Agri Business Ltd (b)	185,630	554,118
Balrampur Chini Mills Ltd	70,224	468,625
Bikaji Foods International Ltd (b)	33,760	288,607
Bombay Burmah Trading Co	10,696	230,945
Britannia Industries Ltd	51,414	3,385,703
CCL Products India Ltd	37,006	359,337
LT Foods Ltd	72,743	401,672
Marico Ltd	246,174	1,990,695
Mrs Bectors Food Specialities Ltd (e)	18,802	323,962
Nestle India Ltd	158,997	4,073,815
Tata Consumer Products Ltd	282,556	3,453,293
Zydus Wellness Ltd	14,539	336,455
		15,867,227
Household Products - 0.0%
Jyothy Laboratories Ltd (b)	74,599	282,426
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	64,068	1,639,586
Dabur India Ltd	249,480	1,504,436
Emami Ltd	100,549	687,340
Gillette India Ltd	3,397	419,698
Godrej Consumer Products Ltd	190,639	2,733,852
Hindustan Unilever Ltd	382,684	10,999,981
Honasa Consumer Ltd (b)	62,555	193,868
		18,178,761
Tobacco - 0.0%
Godfrey Phillips India Ltd	5,937	614,927
ITC Ltd	1,405,059	6,594,965
		7,209,892
TOTAL CONSUMER STAPLES		52,989,200

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Aegis Logistics Ltd	65,214	534,117
Bharat Petroleum Corp Ltd	711,950	2,662,799
Coal India Ltd	860,677	3,683,804
Great Eastern Shipping Co Ltd/The	48,887	522,057
Hindustan Petroleum Corp Ltd	449,151	2,134,331
Indian Oil Corp Ltd (b)	1,310,119	2,166,224
Oil & Natural Gas Corp Ltd	1,456,033	3,992,582
Oil India Ltd	239,163	1,197,363
Petronet LNG Ltd	361,447	1,186,005
Reliance Industries Ltd	2,832,437	44,769,714
		62,848,996
Financials - 1.5%
Banks - 0.9%
AU Small Finance Bank Ltd (d)(e)	169,738	1,431,445
Axis Bank Ltd	1,070,376	13,009,905
Bandhan Bank Ltd (d)(e)	390,182	746,015
Bank of Baroda	492,541	1,332,031
Canara Bank	864,645	1,053,158
City Union Bank Ltd	232,587	566,499
Equitas Small Finance Bank Ltd (d)(e)	328,853	222,071
Federal Bank Ltd	884,891	2,037,379
HDFC Bank Ltd/Gandhinagar	2,632,997	60,474,786
ICICI Bank Ltd	2,450,694	41,303,475
IDFC First Bank Ltd	1,803,905	1,410,621
IndusInd Bank Ltd (b)	268,507	2,438,151
Jammu & Kashmir Bank Ltd/The	251,354	297,475
Karnataka Bank Ltd/The	122,457	251,641
Karur Vysya Bank Ltd/The	205,212	615,485
Kotak Mahindra Bank Ltd	510,115	11,502,949
Punjab National Bank	1,118,630	1,338,962
RBL Bank Ltd (b)(d)(e)	223,994	678,799
South Indian Bank Ltd/The	899,937	304,187
State Bank of India	827,100	7,500,333
Tamilnad Mercantile Bank Ltd	54,007	280,419
Ujjivan Small Finance Bank Ltd (b)(d)(e)	567,726	286,230
Union Bank of India Ltd	768,934	1,142,936
Yes Bank Ltd (b)	7,106,019	1,529,517
		151,754,469
Capital Markets - 0.1%
360 ONE WAM Ltd	75,518	904,680
Anand Rathi Wealth Ltd	18,046	543,714
Angel One Ltd	24,345	719,893
BSE Ltd	92,349	2,544,822
Central Depository Services India Ltd (e)	49,507	832,923
CRISIL Ltd	8,672	524,500
Edelweiss Financial Services Ltd	351,103	411,639
HDFC Asset Management Co Ltd (d)(e)	47,259	3,039,821
Indian Energy Exchange Ltd (d)(e)	265,637	408,359
JM Financial Ltd	224,904	403,948
Kfin Technologies Ltd	40,306	494,796
Motilal Oswal Financial Services Ltd	72,031	746,184
Multi Commodity Exchange of India Ltd	11,995	1,047,920
Nippon Life India Asset Management Ltd (d)(e)	79,250	731,968
Nuvama Wealth Management Ltd	6,900	569,026
Prudent Corporate Advisory Services Ltd	9,277	307,515
Tata Investment Corp Ltd	6,599	511,387
UTI Asset Management Co Ltd	25,459	385,113
		15,128,208
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,299,691	13,017,670
Cholamandalam Financial Holdings Ltd	46,655	1,002,342
Cholamandalam Investment and Finance Co Ltd	199,400	3,271,695
CreditAccess Grameen Ltd (b)	26,485	375,588
Five-Star Business Finance Ltd (b)	90,091	607,575
Mahindra & Mahindra Financial Services Ltd	284,879	835,037
Manappuram Finance Ltd	246,610	710,605
Muthoot Finance Ltd	56,316	1,676,268
Poonawalla Fincorp Ltd (b)	131,557	631,894
SBI Cards & Payment Services Ltd	141,234	1,301,158
Shriram Finance Ltd	665,630	4,771,403
Sundaram Finance Ltd	31,903	1,698,376
		29,899,611
Financial Services - 0.2%
Aadhar Housing Finance Ltd (b)	57,216	329,668
Aavas Financiers Ltd (b)	24,935	489,513
Aptus Value Housing Finance India Ltd	131,687	490,759
Bajaj Finserv Ltd	180,941	4,007,224
Bajaj Holdings & Investment Ltd	12,894	2,049,106
Can Fin Homes Ltd	51,952	444,016
Home First Finance Co India Ltd (d)(e)	40,405	557,221
IFCI Ltd (b)	364,685	236,483
IIFL Finance Ltd (b)	125,858	683,075
Jio Financial Services Ltd (b)	1,327,539	4,968,638
JSW Holdings Ltd/India (b)	1,615	364,982
L&T Finance Ltd	371,419	855,168
LIC Housing Finance Ltd	155,938	1,039,368
One 97 Communications Ltd (b)	139,945	1,730,897
Piramal Enterprises Ltd	66,670	949,214
PNB Housing Finance Ltd (b)(d)(e)	76,582	859,262
Power Finance Corp Ltd	713,879	3,325,855
REC Ltd	634,295	2,845,559
Sammaan Capital Ltd	301,831	434,913
		26,660,921
Insurance - 0.1%
Go Digit General Insurance Ltd (b)	132,278	557,155
HDFC Life Insurance Co Ltd (d)(e)	463,741	3,987,978
ICICI Lombard General Insurance Co Ltd (d)(e)	117,708	2,585,375
ICICI Prudential Life Insurance Co Ltd (d)(e)	172,609	1,211,508
Max Financial Services Ltd (b)	132,586	2,265,595
PB Fintech Ltd (b)	161,404	3,315,020
SBI Life Insurance Co Ltd (d)(e)	213,158	4,463,200
Star Health & Allied Insurance Co Ltd (b)	131,336	665,789
		19,051,620
TOTAL FINANCIALS		242,494,829

Health Care - 0.4%
Biotechnology - 0.0%
Biocon Ltd	274,575	1,221,729
Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd	17,088	377,107
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	47,623	4,063,629
Aster DM Healthcare Ltd (d)(e)	112,200	771,822
Dr Lal PathLabs Ltd (d)(e)	19,898	712,739
Fortis Healthcare Ltd	232,318	2,264,199
Global Health Ltd/India (b)	40,892	611,485
Krishna Institute of Medical Sciences Ltd (b)(d)(e)	113,916	976,018
Max Healthcare Institute Ltd	365,777	5,193,955
Metropolis Healthcare Ltd (b)(d)(e)	13,982	316,879
Narayana Hrudayalaya Ltd (e)	35,882	783,356
Rainbow Children's Medicare Ltd	28,812	500,632
Vijaya Diagnostic Centre Ltd	26,328	321,797
		16,516,511
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	56,672	4,247,506
Onesource Specialty Pharma Ltd	22,362	502,054
SAI Life Sciences Ltd (b)(d)(e)	30,862	283,725
Syngene International Ltd (d)(e)	100,555	817,167
		5,850,452
Pharmaceuticals - 0.3%
Aarti Pharmalabs Ltd	22,760	235,397
Acutaas Chemicals Ltd	24,301	366,507
Ajanta Pharma Ltd	23,421	733,511
Alembic Pharmaceuticals Ltd	27,105	301,546
Alkem Laboratories Ltd	19,907	1,141,551
Aurobindo Pharma Ltd (b)	123,636	1,599,894
Cipla Ltd/India	262,266	4,635,656
Cohance Lifesciences Ltd (b)	51,917	589,854
Concord Biotech Ltd (b)	13,575	272,923
Dr Reddy's Laboratories Ltd	277,765	4,010,957
Eris Lifesciences Ltd (d)(e)	24,927	510,107
Gland Pharma Ltd (d)(e)	18,853	442,378
GlaxoSmithKline Pharmaceuticals Ltd	21,202	762,308
Glenmark Pharmaceuticals Ltd	69,235	1,681,691
Granules India Ltd	73,871	398,476
Ipca Laboratories Ltd	67,866	1,137,432
JB Chemicals & Pharmaceuticals Ltd	33,406	674,168
Jubilant Pharmova Ltd	33,223	451,518
Laurus Labs Ltd (d)(e)	171,916	1,708,499
Lupin Ltd	108,516	2,373,894
Mankind Pharma Ltd (b)	57,534	1,680,038
Marksans Pharma Ltd	115,125	296,865
Natco Pharma Ltd	39,322	427,210
Neuland Laboratories Ltd	3,804	575,645
Piramal Pharma Ltd	287,477	642,799
Procter & Gamble Health Ltd	4,756	320,133
Sanofi Consumer Healthcare India Ltd	5,045	282,660
Sanofi India Ltd	4,968	329,995
Strides Pharma Science Ltd	34,400	341,617
Sun Pharmaceutical Industries Ltd	447,802	8,703,810
Torrent Pharmaceuticals Ltd	55,472	2,363,230
Wockhardt Ltd (b)	36,063	682,133
Zydus Lifesciences Ltd	116,552	1,284,659
		41,959,061
TOTAL HEALTH CARE		65,924,860

Industrials - 0.6%
Aerospace & Defense - 0.1%
Bharat Dynamics Ltd (e)	42,273	777,215
Bharat Electronics Ltd	1,712,563	7,446,282
Data Patterns India Pvt Ltd (b)	12,029	360,485
Garden Reach Shipbuilders & Engineers Ltd	13,394	395,777
Hindustan Aeronautics Ltd (e)	94,194	4,851,960
Zen Technologies Ltd	20,868	346,057
		14,177,776
Air Freight & Logistics - 0.0%
Blue Dart Express Ltd (b)	3,211	219,186
Delhivery Ltd (b)	249,189	1,205,688
		1,424,874
Building Products - 0.0%
Astral Ltd	60,123	959,766
Blue Star Ltd	65,374	1,290,128
Cera Sanitaryware Ltd	3,717	277,014
Electrosteel Castings Ltd	220,134	277,634
Kajaria Ceramics Ltd	45,021	603,068
		3,407,610
Commercial Services & Supplies - 0.0%
CMS Info Systems Ltd	78,521	410,029
Doms Industries Ltd	9,320	248,163
Indian Railway Catering & Tourism Corp Ltd	121,982	1,006,456
ION Exchange India Ltd	56,497	298,831
		1,963,479
Construction & Engineering - 0.2%
Afcons Infrastructure Ltd	57,680	261,096
Engineers India Ltd	146,887	356,604
G R Infraprojects Ltd	17,247	238,960
Hindustan Construction Co Ltd (b)	818,310	242,079
IRB Infrastructure Developers Ltd	950,682	486,064
IRCON International Ltd (d)(e)	170,472	342,328
ITD Cementation India Ltd	39,744	351,319
Kalpataru Projects International Ltd	61,459	801,308
KEC International Ltd	64,953	636,362
KNR Constructions Ltd	94,156	228,617
Larsen & Toubro Ltd	313,496	12,975,990
NBCC India Ltd	492,273	603,592
NCC Ltd/India	214,089	529,634
PNC Infratech Ltd (e)	77,369	275,365
Power Mech Projects Ltd	7,769	276,110
Praj Industries Ltd (b)	61,756	327,069
Rail Vikas Nigam Ltd (e)	255,913	1,009,966
Techno Electric & Engineering Co Ltd	28,372	468,420
Voltas Ltd	106,912	1,615,045
		22,025,928
Electrical Equipment - 0.2%
ABB India Ltd	24,892	1,560,032
Amara Raja Energy & Mobility Ltd	58,228	638,283
Bharat Heavy Electricals Ltd	530,249	1,435,749
CG Power & Industrial Solutions Ltd	296,792	2,230,344
Elecon Engineering Co Ltd	43,303	281,037
Finolex Cables Ltd	35,078	352,850
GE Vernova T&D India Ltd	60,773	1,884,919
Havells India Ltd	118,896	2,032,458
HBL Engineering Ltd	59,115	394,058
Inox Wind Ltd (b)	380,804	650,567
Inox Wind Ltd rights 8/20/2025 (b)	24,410	8,573
KEI Industries Ltd	29,691	1,297,846
Polycab India Ltd	24,809	1,924,329
RR Kabel Ltd	17,064	279,581
Schneider Electric Infrastructure Ltd (b)	27,673	315,548
Suzlon Energy Ltd (b)	4,462,797	3,116,324
TD Power Systems Ltd	60,305	349,531
Transformers & Rectifiers India Ltd	54,625	316,503
Triveni Turbine Ltd	67,388	458,398
V-Guard Industries Ltd	103,505	450,758
Voltamp Transformers Ltd	3,295	330,538
		20,308,226
Ground Transportation - 0.0%
Container Corp Of India Ltd	156,506	1,029,672
Industrial Conglomerates - 0.0%
3M India Ltd	1,412	494,040
Apar Industries Ltd	8,370	847,774
Nava Ltd	71,361	511,064
Siemens Ltd	41,193	1,419,548
		3,272,426
Machinery - 0.1%
Action Construction Equipment Ltd	21,630	279,152
AIA Engineering Ltd	21,600	772,209
Ashok Leyland Ltd	1,434,996	1,973,756
Azad Engineering Ltd (b)	13,197	219,928
BEML Ltd	9,133	410,003
Craftsman Automation Ltd	5,844	450,133
Cummins India Ltd	67,199	2,716,377
Elgi Equipments Ltd	98,024	634,320
Force Motors Ltd	2,387	460,963
GMM Pfaudler Ltd	19,606	313,082
Grindwell Norton Ltd	22,687	399,174
Jupiter Wagons Ltd	64,826	250,639
Jyoti CNC Automation Ltd (b)(e)	37,721	436,982
Kirloskar Brothers Ltd	11,882	266,528
Kirloskar Oil Engines Ltd	39,520	405,103
Kirloskar Pneumatic Co Ltd	18,219	272,674
KSB Ltd	37,843	361,886
Lloyds Engineering Works Ltd (b)	340,832	278,318
LMW Ltd	2,193	377,639
Olectra Greentech Ltd	23,933	383,054
Shaily Engineering Plastics Ltd	10,656	192,293
Shakti Pumps India Ltd	24,367	246,583
SKF India Ltd	12,341	687,181
Thermax Limited	20,980	941,313
Timken India Ltd	18,242	690,432
Titagarh Rail System Ltd	41,850	408,759
Vesuvius India Ltd	47,240	277,146
		15,105,627
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	89,520	6,012,711
Professional Services - 0.0%
BLS International Services Ltd	66,432	286,161
Computer Age Management Services Ltd	22,876	970,080
eClerx Services Ltd	11,220	480,995
Firstsource Solutions Ltd	159,944	621,093
International Gemmological Institute India Ltd	54,931	245,926
		2,604,255
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	75,906	2,097,628
IndiaMart InterMesh Ltd (d)(e)	18,230	536,800
		2,634,428
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	255,793	3,993,052
GMR Airports Ltd (b)	1,287,913	1,315,695
Gujarat Pipavav Port Ltd	190,569	342,620
		5,651,367
TOTAL INDUSTRIALS		99,618,379

Information Technology - 0.5%
Communications Equipment - 0.0%
Astra Microwave Products Ltd	27,109	295,844
Tejas Networks Ltd (d)(e)	34,618	229,346
		525,190
Electronic Equipment, Instruments & Components - 0.0%
Kaynes Technology India Ltd (b)	12,021	842,677
PG Electroplast Ltd	68,857	634,184
Redington Ltd	274,037	778,706
		2,255,567
IT Services - 0.5%
Coforge Ltd	151,831	3,011,098
Cyient Ltd	44,870	614,834
Happiest Minds Technologies Ltd	41,802	288,556
HCL Technologies Ltd	444,011	7,408,077
Hexaware Technologies Ltd	62,588	500,975
Infosys Ltd	1,546,947	26,331,467
LTIMindtree Ltd (d)(e)	34,669	2,007,187
Mastek Ltd	8,673	238,203
Mphasis Ltd	51,601	1,630,617
Persistent Systems Ltd	50,996	2,982,818
Sonata Software Ltd	85,031	379,376
Tata Consultancy Services Ltd	419,197	14,469,045
Tata Technologies Ltd	79,962	638,458
Tech Mahindra Ltd	250,039	4,151,728
Wipro Ltd	1,232,396	3,469,658
Zensar Technologies Ltd	57,576	527,527
		68,649,624
Semiconductors & Semiconductor Equipment - 0.0%
Websol Energy System Ltd (b)	15,563	235,415
Software - 0.0%
Birlasoft Ltd	111,866	497,139
Intellect Design Arena Ltd	41,090	477,160
KPIT Technologies Ltd	80,245	1,118,259
Newgen Software Technologies Ltd	30,362	292,817
Oracle Financial Services Software Ltd	11,290	1,084,853
Route Mobile Ltd	21,615	222,167
Tanla Platforms Ltd	38,587	275,029
Tata Elxsi Ltd	17,829	1,236,320
		5,203,744
TOTAL INFORMATION TECHNOLOGY		76,869,540

Materials - 0.5%
Chemicals - 0.2%
Aarti Industries Ltd (b)	93,114	444,900
Asian Paints Ltd	180,437	4,929,379
Atul Ltd	6,924	522,665
BASF India Ltd	6,698	380,932
Bayer CropScience Ltd/India	6,777	488,215
Carborundum Universal Ltd	58,056	615,722
Castrol India Ltd	193,679	480,203
Chambal Fertilisers and Chemicals Ltd	83,955	491,035
Chemplast Sanmar Ltd (b)	62,764	298,010
Coromandel International Ltd	56,081	1,716,352
Deepak Fertilisers & Petrochemicals Corp Ltd	31,723	576,133
Deepak Nitrite Ltd (b)	27,092	567,557
Eid Parry (India) Ltd (b)	49,293	691,720
Fine Organic Industries Ltd	5,373	324,643
Finolex Industries Ltd	136,273	319,199
Garware Hi-Tech Films Ltd	4,318	168,807
GHCL Ltd	38,599	261,895
Gujarat Fluorochemicals Ltd	15,387	629,184
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	47,615	292,893
Gujarat State Fertilizers & Chemicals Ltd	152,728	353,877
Himadri Speciality Chemical Ltd	99,060	532,550
Jubilant Ingrevia Ltd	39,473	350,648
Kansai Nerolac Paints Ltd	127,745	356,400
Navin Fluorine International Ltd	14,811	852,082
Paradeep Phosphates Ltd (d)(e)	180,743	441,916
PCBL CHEMICAL Ltd	106,853	477,484
PI Industries Ltd	37,020	1,793,195
Pidilite Industries Ltd	72,547	2,374,296
Solar Industries India Ltd	12,715	2,056,628
SRF Ltd	62,571	2,166,655
Sudarshan Chemical Industries Ltd (b)	25,383	415,030
Sumitomo Chemical India Ltd	72,680	536,361
Supreme Industries Ltd	29,705	1,453,311
Supreme Petrochem Ltd	40,847	366,458
Tata Chemicals Ltd	83,503	934,090
UPL Ltd	217,959	1,745,247
Vinati Organics Ltd	15,985	332,804
		31,738,476
Construction Materials - 0.1%
Ambuja Cements Ltd	296,424	1,997,534
Birla Corp Ltd (b)	15,356	236,173
Grasim Industries Ltd	128,155	4,007,449
JK Cement Ltd	17,170	1,301,324
JK Lakshmi Cement Ltd	35,245	390,487
Nuvoco Vistas Corp Ltd (b)	85,295	418,167
Ramco Cements Ltd/The	56,510	756,632
Rhi Magnesita India Ltd	43,985	251,216
Shree Cement Ltd	4,406	1,545,823
UltraTech Cement Ltd	55,318	7,708,764
		18,613,569
Containers & Packaging - 0.0%
Time Technoplast Ltd	60,027	318,695
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	86,391	1,573,503
Godawari Power and Ispat Ltd	129,690	285,695
Gravita India Ltd	15,844	337,131
Hindalco Industries Ltd	630,558	4,885,739
Hindustan Copper Ltd	161,638	446,114
Jindal Saw Ltd	135,432	325,016
Jindal Stainless Ltd	161,788	1,278,250
Jindal Steel & Power Ltd	197,313	2,165,041
JSW Steel Ltd	287,746	3,435,405
National Aluminium Co Ltd	430,991	904,825
NMDC Ltd	1,563,145	1,257,453
NMDC Steel Ltd (b)	491,208	204,189
PTC Industries Ltd (b)	2,091	357,125
Ramkrishna Forgings Ltd	42,811	283,981
Ratnamani Metals & Tubes Ltd	14,342	433,497
Sarda Energy & Minerals Ltd	48,102	244,781
Tata Steel Ltd	3,510,097	6,308,959
Usha Martin Ltd	79,789	342,360
Vedanta Ltd	647,002	3,127,294
Welspun Corp Ltd	45,418	482,690
		28,679,048
Paper & Forest Products - 0.0%
Aditya Birla Real Estate Ltd	24,943	536,042
Century Plyboards India Ltd	39,830	331,925
		867,967
TOTAL MATERIALS		80,217,755

Real Estate - 0.0%
Office REITs - 0.0%
Brookfield India Real Estate Trust (d)(e)	150,138	539,116
Embassy Office Parks REIT	407,259	1,837,799
Mindspace Business Parks REIT (d)(e)	124,092	585,188
		2,962,103
Real Estate Management & Development - 0.0%
Anant Raj Ltd	57,683	369,631
Brigade Enterprises Ltd (b)	73,130	836,812
DLF Ltd	348,180	3,099,260
Embassy Developments Ltd (b)	269,856	323,360
Godrej Properties Ltd (b)	70,592	1,684,633
Lodha Developers Ltd (d)(e)	140,912	1,971,967
Mahindra Lifespace Developers Ltd	60,242	254,945
Oberoi Realty Ltd	61,289	1,135,580
Phoenix Mills Ltd/The	95,745	1,617,175
Prestige Estates Projects Ltd	83,595	1,545,830
Raymond Realty Ltd	16,969	132,763
Sobha Ltd	27,823	505,889
		13,477,845
TOTAL REAL ESTATE		16,439,948

Utilities - 0.2%
Electric Utilities - 0.1%
CESC Ltd	312,695	601,706
Power Grid Corp of India Ltd	2,187,964	7,239,120
SJVN Ltd	429,686	455,240
Tata Power Co Ltd/The	787,299	3,559,296
Torrent Power Ltd	83,011	1,233,735
		13,089,097
Gas Utilities - 0.0%
GAIL India Ltd	1,072,906	2,163,133
Gujarat Gas Ltd	86,419	433,033
Gujarat State Petronet Ltd	142,824	512,130
Indraprastha Gas Ltd	283,493	658,648
Mahanagar Gas Ltd (e)	29,224	450,492
Swan Energy Ltd	59,606	315,599
		4,533,035
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	271,028	1,807,693
Jaiprakash Power Ventures Ltd (b)	2,270,866	541,970
JSW Energy Ltd	204,741	1,199,055
KPI Green Energy Ltd (d)(e)	46,974	273,422
NHPC Ltd	1,585,231	1,497,297
NLC India Ltd	170,859	469,398
NTPC Ltd	2,045,577	7,770,296
PTC India Ltd	139,680	304,758
Reliance Power Ltd (b)	1,258,533	753,110
		14,616,999
Water Utilities - 0.0%
VA Tech Wabag Ltd (b)	25,414	458,105
TOTAL UTILITIES		32,697,236

TOTAL INDIA		875,950,529
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Dayamitra Telekomunikasi PT	8,460,500	296,125
Sarana Menara Nusantara Tbk PT	8,906,792	329,673
Telkom Indonesia Persero Tbk PT	23,069,862	4,050,951
		4,676,749
Wireless Telecommunication Services - 0.0%
XLSMART Telecom Sejahtera Tbk PT	3,021,013	462,332
TOTAL COMMUNICATION SERVICES		5,139,081

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Bukalapak.com PT Tbk (b)	25,135,712	230,143
GoTo Gojek Tokopedia Tbk PT Class A (b)	437,153,192	1,717,860
Mitra Adiperkasa Tbk PT	4,159,548	296,827
		2,244,830
Specialty Retail - 0.0%
Map Aktif Adiperkasa PT	4,994,160	209,309
TOTAL CONSUMER DISCRETIONARY		2,454,139

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	9,074,951	1,275,500
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	3,501,282	1,046,444
First Pacific Co Ltd	1,120,620	881,733
First Resources Ltd	314,200	366,581
Golden Agri-Resources Ltd	3,480,398	681,305
Indofood CBP Sukses Makmur Tbk PT	1,107,581	657,935
Indofood Sukses Makmur Tbk PT	2,071,686	1,069,727
Inti Agri Resources Tbk PT (b)(f)	1,180,800	3,587
Japfa Comfeed Indonesia Tbk PT	2,761,835	267,458
		4,974,770
Tobacco - 0.0%
Gudang Garam Tbk PT	308,334	164,205
TOTAL CONSUMER STAPLES		6,414,475

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
AKR Corporindo Tbk PT	3,679,948	299,995
Alamtri Resources Indonesia Tbk PT	5,749,954	644,555
Bukit Asam Tbk PT	2,194,031	322,131
Bumi Resources Tbk PT (b)	56,912,405	383,069
Indo Tambangraya Megah Tbk PT	219,129	305,752
Medco Energi Internasional Tbk PT	4,388,331	342,103
Sugih Energy Tbk PT (b)(f)	40,500	122
United Tractors Tbk PT	687,746	1,007,767
		3,305,494
Financials - 0.3%
Banks - 0.3%
Bank Aladin Syariah Tbk PT (b)	4,513,063	217,878
Bank Central Asia Tbk PT	25,951,545	13,006,801
Bank Jago Tbk PT (b)	2,067,917	234,319
Bank Mandiri Persero Tbk PT	17,552,722	4,778,394
Bank Negara Indonesia Persero Tbk PT	7,220,886	1,751,127
Bank Rakyat Indonesia Persero Tbk PT	31,961,979	7,157,266
		27,145,785
Capital Markets - 0.0%
Pacific Strategic Financial Tbk PT (b)	4,322,071	293,424
Pool Advista Indonesia Tbk PT (b)(f)	184,900	562
		293,986
Consumer Finance - 0.0%
BFI Finance Indonesia Tbk PT	4,520,494	209,832
TOTAL FINANCIALS		27,649,603

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Medikaloka Hermina Tbk PT (e)	3,903,494	374,037
Mitra Keluarga Karyasehat Tbk PT (e)	2,497,698	360,839
		734,876
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	10,001,856	865,064
TOTAL HEALTH CARE		1,599,940

Industrials - 0.0%
Construction & Engineering - 0.0%
Wijaya Karya Persero Tbk PT (b)(f)	10,440,800	129,438
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,668,547	2,988,747
Marine Transportation - 0.0%
Transcoal Pacific Tbk PT	591,081	223,827
Transportation Infrastructure - 0.0%
Jasa Marga PT	1,245,842	270,725
TOTAL INDUSTRIALS		3,612,737

Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	10,836,976	1,724,452
Chandra Asri Pacific Tbk PT	4,002,301	2,250,151
		3,974,603
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	1,760,869	262,267
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	2,992,219	1,525,186
Aneka Tambang Tbk	3,954,341	684,240
Bumi Resources Minerals Tbk PT (b)	26,344,401	685,966
Merdeka Battery Materials Tbk PT (b)	13,148,100	381,262
Merdeka Copper Gold Tbk PT (b)	4,019,802	574,031
Nickel Industries Ltd	810,109	380,580
Vale Indonesia Tbk PT	997,000	208,480
		4,439,745
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,198,128	493,546
Pabrik Kertas Tjiwi Kimia Tbk PT	821,668	305,859
		799,405
TOTAL MATERIALS		9,476,020

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ciputra Development Tbk PT	5,152,167	286,966
Hanson International Tbk PT (b)(f)	3,268,900	9,932
Pakuwon Jati Tbk PT	9,356,888	199,977
		496,875
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	5,268,776	520,871
TOTAL INDONESIA		60,669,235
IRELAND - 0.3%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Dalata Hotel Group PLC	90,773	660,905
Household Durables - 0.0%
Cairn Homes PLC (Ireland)	337,131	838,720
Glenveagh Properties PLC (b)(d)(e)	293,800	628,323
		1,467,043
TOTAL CONSUMER DISCRETIONARY		2,127,948

Consumer Staples - 0.1%
Beverages - 0.0%
C&C Group PLC	190,182	445,062
Food Products - 0.1%
Glanbia PLC	91,421	1,330,203
Greencore Group PLC (c)	211,988	719,502
Kerry Group PLC Class A	75,373	6,980,172
		9,029,877
TOTAL CONSUMER STAPLES		9,474,939

Financials - 0.1%
Banks - 0.1%
AIB Group PLC	977,635	7,712,226
Bank of Ireland Group PLC	460,500	6,203,794
		13,916,020
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	112,691	514,412
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	3,962	285,352
TOTAL HEALTH CARE		799,764

Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	72,269	5,991,691
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	85,838	9,206,126
TOTAL INDUSTRIALS		15,197,817

Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	269,004	299,620
TOTAL IRELAND		41,816,108
ISRAEL - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	982,553	1,832,128
Wireless Telecommunication Services - 0.0%
Cellcom Israel Ltd (b)	54,132	492,341
Partner Communications Co Ltd	77,276	714,213
		1,206,554
TOTAL COMMUNICATION SERVICES		3,038,682

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	51,678	1,713,126
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	3,558	643,129
Specialty Retail - 0.0%
Fox Wizel Ltd	4,297	446,219
Retailors Ltd	10,613	220,544
		666,763
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	6,597	350,491
TOTAL CONSUMER DISCRETIONARY		3,373,509

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	4,790	447,080
Shufersal Ltd	94,768	1,148,128
		1,595,208
Food Products - 0.0%
Strauss Group Ltd	27,421	737,382
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	18,810	1,318,017
TOTAL CONSUMER STAPLES		3,650,607

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	4,371	891,852
Energean PLC	68,603	829,448
Equital Ltd (b)	11,618	505,770
Oil Refineries Ltd	1,370,520	359,028
Paz Retail And Energy Ltd	4,481	829,356
		3,415,454
Financials - 0.4%
Banks - 0.3%
Bank Hapoalim BM	584,162	11,004,406
Bank Leumi Le-Israel BM	697,875	12,955,489
FIBI Holdings Ltd	8,821	644,426
First International Bank of Israel Ltd	26,447	1,843,365
Israel Discount Bank Ltd Class A	577,694	5,545,005
Mizrahi Tefahot Bank Ltd	72,834	4,512,732
		36,505,423
Capital Markets - 0.0%
Plus500 Ltd	34,937	1,553,058
Tel Aviv Stock Exchange Ltd	43,342	820,811
		2,373,869
Consumer Finance - 0.0%
Isracard Ltd	104,813	430,062
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	36,493	1,758,375
Harel Insurance Investments & Financial Services Ltd	53,881	1,631,941
Menora Mivtachim Holdings Ltd	11,136	970,885
Migdal Insurance & Financial Holdings Ltd	255,994	784,393
Phoenix Financial Ltd	107,706	3,686,998
		8,832,592
TOTAL FINANCIALS		48,141,946

Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (b)	534,822	8,263,000
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	3,444	654,658
Elbit Systems Ltd	12,510	5,773,734
		6,428,392
Construction & Engineering - 0.0%
Ashtrom Group Ltd	29,327	613,576
Electra Ltd/Israel	1,163	708,569
Shapir Engineering and Industry Ltd	84,860	704,377
Shikun & Binui Ltd (b)	154,370	738,363
		2,764,885
Machinery - 0.0%
Kornit Digital Ltd (b)	21,817	436,776
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	56,524	895,905
Passenger Airlines - 0.0%
El Al Israel Airlines (b)	144,128	583,741
Professional Services - 0.0%
Danel Adir Yeoshua Ltd	2,867	394,345
Hilan Ltd	9,397	768,378
		1,162,723
TOTAL INDUSTRIALS		12,272,422

Information Technology - 0.2%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	7,719	304,900
Electronic Equipment, Instruments & Components - 0.0%
Nayax Ltd (b)	7,536	332,724
Next Vision Stabilized Systems Ltd	28,324	1,164,674
		1,497,398
IT Services - 0.0%
Formula Systems 1985 Ltd	5,650	681,013
Matrix IT Ltd	17,787	655,481
One Software Technologies Ltd	23,512	609,773
Wix.com Ltd (b)	24,698	3,359,670
		5,305,937
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel) (b)	14,274	1,396,982
Nova Ltd (Israel) (b)	13,680	3,672,267
Tower Semiconductor Ltd (b)	51,808	2,421,590
		7,490,839
Software - 0.2%
Cellebrite DI Ltd (b)	57,052	797,587
Check Point Software Technologies Ltd (b)	40,389	7,520,432
Nice Ltd (b)	29,533	4,635,014
Radware Ltd (b)	17,883	457,805
Sapiens International Corp NV (Israel)	17,720	494,453
		13,905,291
TOTAL INFORMATION TECHNOLOGY		28,504,365

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	359,705	2,249,877
Israel Corp Ltd Class A1	1,893	590,064
		2,839,941
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	104,338	685,165
Sella Capital Real Estate Ltd	126,598	391,264
		1,076,429
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	30,060	537,955
Alony Hetz Properties & Investments Ltd	82,949	867,969
Amot Investments Ltd	119,747	819,837
Aura Investments Ltd	75,086	503,903
Azrieli Group Ltd	20,267	2,001,407
Big Shopping Centers Ltd (b)	7,733	1,479,954
Israel Canada T.R Ltd	106,734	532,508
Mega Or Holdings Ltd	11,896	559,540
Melisron Ltd	12,043	1,392,385
Mivne Real Estate Kd Ltd	279,868	1,057,722
Prashkovsky Investments and Construction Ltd	5,232	201,432
Summit Real Estate Holdings Ltd	25,493	485,263
YH Dimri Construction & Development Ltd	4,833	526,347
		10,966,222
TOTAL REAL ESTATE		12,042,651

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energix-Renewable Energies Ltd	132,099	517,136
Enlight Renewable Energy Ltd (b)	59,774	1,474,909
OPC Energy Ltd (b)	61,708	932,504
OY Nofar Energy Ltd (b)	10,900	326,608
		3,251,157
TOTAL ISRAEL		128,793,734
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	128,874	1,523,656
RAI Way SpA (d)(e)	58,729	392,076
Telecom Italia SpA/Milano (b)	4,976,341	2,292,612
		4,208,344
Media - 0.0%
MFE-MediaForEurope NV Class A	119,415	378,848
TOTAL COMMUNICATION SERVICES		4,587,192

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Brembo NV	73,026	702,116
Pirelli & C SpA (d)(e)	188,407	1,272,860
		1,974,976
Automobiles - 0.3%
Ferrari NV (Italy)	58,448	25,699,841
Piaggio & C SpA (c)	118,273	256,044
		25,955,885
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	119,247	3,217,042
Household Durables - 0.0%
De' Longhi SpA	37,701	1,241,683
Leisure Products - 0.0%
Ferretti SpA (c)	91,270	275,809
Sanlorenzo SpA/Ameglia	8,627	291,416
Technogym SpA (d)(e)	56,429	871,288
		1,438,513
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	16,150	1,815,761
Moncler SpA	109,169	5,847,957
OVS SpA (d)(e)	91,717	380,780
		8,044,498
TOTAL CONSUMER DISCRETIONARY		41,872,597

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	101,371	5,282,732
Davide Campari-Milano NV (c)	284,498	1,967,495
		7,250,227
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	21,197	248,673
Personal Care Products - 0.0%
Intercos SpA	28,144	375,780
TOTAL CONSUMER STAPLES		7,874,680

Energy - 0.1%
Energy Equipment & Services - 0.0%
Saipem SpA	583,789	1,561,620
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	1,013,963	17,305,663
TOTAL ENERGY		18,867,283

Financials - 1.0%
Banks - 0.8%
AMCO - Asset Management Co SpA Class B (b)(f)	141	0
Banca Monte dei Paschi di Siena SpA	388,204	3,307,575
Banca Popolare di Sondrio SPA	42,200	578,867
Banco BPM SpA	532,758	6,809,414
BPER Banca SPA	680,588	6,707,469
Credito Emiliano SpA	44,102	669,378
FinecoBank Banca Fineco SpA	286,241	6,115,042
Intesa Sanpaolo SpA	7,014,684	42,265,344
Mediobanca Banca di Credito Finanziario SpA	234,806	5,182,358
UniCredit SpA	652,040	47,973,091
		119,608,538
Capital Markets - 0.0%
Azimut Holding SpA	53,942	1,838,756
Banca Generali SpA	28,420	1,590,510
Tamburi Investment Partners SpA	58,287	514,177
		3,943,443
Financial Services - 0.0%
Banca IFIS SpA	14,879	412,951
Banca Mediolanum SpA	106,224	1,878,954
BFF Bank SpA (b)(d)(e)	89,025	1,059,639
Nexi SpA (d)(e)	227,024	1,297,990
		4,649,534
Insurance - 0.2%
Generali	396,678	14,811,982
Poste Italiane Spa (d)(e)	202,320	4,378,783
Unipol Assicurazioni SpA	170,311	3,423,632
		22,614,397
TOTAL FINANCIALS		150,815,912

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	10,469	1,023,877
El.En. SpA	24,185	322,091
GVS SpA (b)(c)(d)(e)	42,956	240,450
		1,586,418
Health Care Providers & Services - 0.0%
Amplifon SpA (c)	59,006	994,240
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	53,533	3,079,030
TOTAL HEALTH CARE		5,659,688

Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	188,962	10,185,647
Building Products - 0.0%
Carel Industries SpA (d)(e)	24,624	670,207
Construction & Engineering - 0.0%
Maire SpA	68,953	956,073
Webuild SpA	243,913	1,100,053
Webuild SpA warrants 8/2/2030 (b)	276	1,245
		2,057,371
Electrical Equipment - 0.1%
Cembre SpA	3,652	247,976
Prysmian SpA	131,561	10,506,924
		10,754,900
Machinery - 0.0%
Fincantieri SpA (b)	45,054	874,580
Interpump Group SpA	36,765	1,508,746
Iveco Group NV	84,052	1,741,430
		4,124,756
Passenger Airlines - 0.1%
Ryanair Holdings PLC	394,274	11,592,721
Transportation Infrastructure - 0.0%
Enav Spa (d)(e)	128,690	565,414
TOTAL INDUSTRIALS		39,951,016

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA (c)	3,645	275,786
IT Services - 0.0%
Reply SpA	10,725	1,684,138
Wiit SpA	7,173	127,863
		1,812,001
Semiconductors & Semiconductor Equipment - 0.0%
Technoprobe SpA (b)	77,876	640,323
TOTAL INFORMATION TECHNOLOGY		2,728,110

Materials - 0.0%
Chemicals - 0.0%
SOL SpA	19,538	1,043,489
Containers & Packaging - 0.0%
Zignago Vetro Spa (c)	19,827	177,618
TOTAL MATERIALS		1,221,107

Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	3,748,608	33,056,325
Terna - Rete Elettrica Nazionale	643,567	6,207,475
		39,263,800
Gas Utilities - 0.1%
Italgas SpA	286,651	2,370,029
Snam SpA	918,404	5,317,971
		7,688,000
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA	26,146	566,322
Multi-Utilities - 0.0%
A2A SpA	742,571	1,807,552
ACEA SpA	26,980	598,241
Hera SpA	376,747	1,610,569
Iren SpA	315,383	902,667
		4,919,029
TOTAL UTILITIES		52,437,151

TOTAL ITALY		326,014,736
JAPAN - 14.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	51,854	954,971
NTT Inc	13,755,357	13,891,007
U-Next Holdings Co Ltd	36,319	488,421
		15,334,399
Entertainment - 0.4%
Anycolor Inc	14,200	442,512
Capcom Co Ltd	162,692	4,141,444
Cover Corp (b)(c)	20,100	284,009
Daiichikosho Co Ltd	36,902	396,185
DeNA Co Ltd	34,098	531,398
GungHo Online Entertainment Inc	24,542	469,828
Koei Tecmo Holdings Co Ltd	42,345	554,466
Konami Group Corp	46,969	6,376,456
MIXI Inc	17,397	398,126
Nexon Co Ltd	152,283	2,786,481
Nintendo Co Ltd	514,184	42,974,959
Shochiku Co Ltd	4,299	364,317
Square Enix Holdings Co Ltd	38,025	2,570,724
Toei Animation Co Ltd	30,733	672,368
Toei Co Ltd	15,339	529,792
Toho Co Ltd/Tokyo	52,159	3,290,880
		66,783,945
Interactive Media & Services - 0.0%
Kakaku.com Inc	63,665	1,082,081
LY Corp	1,335,746	4,882,374
		5,964,455
Media - 0.0%
CyberAgent Inc	204,779	2,050,932
Dentsu Group Inc	92,129	1,816,839
Fuji Media Holdings Inc	22,160	522,389
Hakuhodo DY Holdings Inc	96,470	759,165
Kadokawa Corp	37,970	922,196
Nippon Television Holdings Inc	24,816	536,720
SKY Perfect JSAT Holdings Inc	83,390	789,725
TBS Holdings Inc	15,185	499,498
		7,897,464
Wireless Telecommunication Services - 0.5%
KDDI Corp	1,422,828	23,350,907
Okinawa Cellular Telephone Co	10,934	371,233
SoftBank Corp	13,170,240	19,028,852
SoftBank Group Corp	444,895	33,971,718
		76,722,710
TOTAL COMMUNICATION SERVICES		172,702,973

Consumer Discretionary - 2.5%
Automobile Components - 0.3%
Aisin Corp	244,807	3,383,238
Bridgestone Corp	261,355	10,571,862
Denso Corp	873,947	11,857,213
Exedy Corp	12,871	404,048
FCC Co Ltd	17,560	352,466
JTEKT Corp	93,421	807,332
Koito Manufacturing Co Ltd	87,122	1,114,015
KYB Corp	21,868	470,037
Musashi Seimitsu Industry Co Ltd	21,909	471,687
NHK Spring Co Ltd	89,740	1,010,441
Nifco Inc/Japan	39,612	966,533
Niterra Co Ltd	70,661	2,435,948
NOK Corp	40,755	618,381
Seiren Co Ltd	27,387	447,404
Shoei Co Ltd	32,063	383,921
Stanley Electric Co Ltd	52,812	996,008
Sumitomo Electric Industries Ltd	334,093	8,290,417
Sumitomo Rubber Industries Ltd	91,578	1,046,688
Tokai Rika Co Ltd	26,332	421,598
Topre Corp	19,564	268,023
Toyo Tire Corp	55,010	1,165,170
Toyoda Gosei Co Ltd	29,764	628,140
Toyota Boshoku Corp	44,888	637,881
TS Tech Co Ltd	40,482	486,076
Yokohama Rubber Co Ltd/The	59,179	1,692,040
		50,926,567
Automobiles - 0.8%
Honda Motor Co Ltd	1,958,816	20,279,436
Isuzu Motors Ltd	248,864	3,189,444
Mazda Motor Corp	274,257	1,644,583
Mitsubishi Motors Corp (c)	317,847	835,200
Nissan Motor Co Ltd (b)	1,041,451	2,208,190
Nissan Shatai Co Ltd	42,961	296,407
Subaru Corp	274,528	5,050,168
Suzuki Motor Corp	729,711	8,017,753
Toyota Motor Corp	4,403,085	78,320,354
Yamaha Motor Co Ltd	429,734	3,108,192
		122,949,727
Broadline Retail - 0.1%
ASKUL Corp	19,571	195,471
Isetan Mitsukoshi Holdings Ltd	155,037	2,191,057
Izumi Co Ltd	20,759	437,011
J Front Retailing Co Ltd	116,346	1,568,316
Mercari Inc (b)	53,434	815,237
Pan Pacific International Holdings Corp	177,383	5,934,573
Rakuten Group Inc (b)	712,210	3,603,581
Ryohin Keikaku Co Ltd	117,267	5,490,181
Seria Co Ltd	25,240	464,834
Takashimaya Co Ltd	139,146	1,075,350
		21,775,611
Distributors - 0.0%
Arata Corp	14,003	298,590
PALTAC Corp	15,001	429,284
		727,874
Hotels, Restaurants & Leisure - 0.2%
Atom Corp (b)(c)	62,572	279,789
Colowide Co Ltd	50,634	653,694
Create Restaurants Holdings Inc	56,519	575,051
Doutor Nichires Holdings Co Ltd	17,199	285,680
Food & Life Cos Ltd	51,343	2,585,964
Fujita Kanko Inc	3,700	257,452
GENDA INC (b)(c)	45,400	279,661
Heiwa Corp	27,243	377,439
Hiday Hidaka Corp	15,631	351,562
HIS Co Ltd	26,634	250,781
Ichibanya Co Ltd (c)	44,582	287,952
KOMEDA Holdings Co Ltd	22,978	458,284
Kura Sushi Inc	10,373	284,919
Kyoritsu Maintenance Co Ltd	29,559	711,669
McDonald's Holdings Co Japan Ltd	39,586	1,580,798
Metaplanet Inc (b)(c)	142,200	1,051,926
Monogatari Corp/The	16,201	420,494
MOS Food Services Inc	14,172	359,078
Ohsho Food Service Corp	17,716	438,311
Oriental Land Co Ltd/Japan	502,423	10,345,152
Resorttrust Inc	82,798	1,025,658
Round One Corp	82,621	848,447
Royal Holdings Co Ltd	18,086	319,274
Saizeriya Co Ltd	17,261	605,551
Skylark Holdings Co Ltd	108,265	2,057,884
Tokyotokeiba Co Ltd	9,006	310,365
Toridoll Holdings Corp	25,260	743,064
Yoshinoya Holdings Co Ltd	33,953	735,883
Zensho Holdings Co Ltd	45,404	2,389,316
		30,871,098
Household Durables - 0.6%
Casio Computer Co Ltd	103,372	818,950
Haseko Corp	116,238	1,729,253
Iida Group Holdings Co Ltd	76,103	1,067,409
JVCKenwood Corp	71,599	566,199
Nagawa Co Ltd (c)	5,561	237,988
Nikon Corp	121,954	1,184,380
Open House Group Co Ltd	34,560	1,528,258
Panasonic Holdings Corp	1,087,579	10,287,759
Rinnai Corp	47,959	1,183,722
Sangetsu Corp	25,905	515,563
Sekisui House Ltd	276,664	5,803,532
Sharp Corp/Japan (b)	131,655	622,409
Sony Group Corp	2,862,215	68,845,765
Sumitomo Forestry Co Ltd	214,749	2,157,292
Tama Home Co Ltd	8,906	210,037
Tamron Co Ltd	65,684	394,716
		97,153,232
Leisure Products - 0.1%
Bandai Namco Holdings Inc	276,955	8,955,873
Mizuno Corp	28,690	522,621
Noritsu Koki Co Ltd	26,691	279,073
Sankyo Co Ltd	86,417	1,612,567
Sega Sammy Holdings Inc	73,330	1,499,030
Shimano Inc	35,359	3,868,132
Tomy Co Ltd	41,788	883,098
Yamaha Corp (c)	179,856	1,296,242
Yonex Co Ltd	28,129	552,325
		19,468,961
Specialty Retail - 0.3%
ABC-Mart Inc	44,867	839,613
Adastria Co Ltd	15,696	311,713
AOKI Holdings Inc	21,400	243,242
Aoyama Trading Co Ltd	25,000	379,236
ARCLANDS CORP	29,532	340,984
Autobacs Seven Co Ltd	37,616	366,985
Bic Camera Inc	49,681	518,736
DCM Holdings Co Ltd	46,213	439,354
EDION Corp	39,736	528,364
Fast Retailing Co Ltd	88,594	27,023,804
IDOM Inc	28,327	182,973
JINS Holdings Inc	6,400	339,338
Joyful Honda Co Ltd	26,962	372,118
K's Holdings Corp	60,136	601,559
Kohnan Shoji Co Ltd	11,049	285,309
Komeri Co Ltd	14,454	297,757
Nextage Co Ltd	22,331	277,190
Nishimatsuya Chain Co Ltd	21,151	311,595
Nitori Holdings Co Ltd	37,556	3,180,498
Nojima Corp	29,155	666,486
PAL GROUP Holdings Co Ltd	19,984	653,874
Sanrio Co Ltd	84,245	3,456,756
Shimamura Co Ltd	20,580	1,490,127
USS Co Ltd	193,739	2,105,728
Workman Co Ltd	10,078	431,371
Yamada Holdings Co Ltd	240,734	733,691
Yellow Hat Ltd	33,210	351,550
ZOZO Inc	191,529	1,896,017
		48,625,968
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	309,324	7,271,990
Goldwin Inc	9,393	483,653
Gunze Ltd	14,490	367,140
Seiko Group Corp	13,029	362,190
Wacoal Holdings Corp	18,508	668,895
		9,153,868
TOTAL CONSUMER DISCRETIONARY		401,652,906

Consumer Staples - 0.8%
Beverages - 0.1%
Asahi Group Holdings Ltd	668,999	8,486,976
Coca-Cola Bottlers Japan Holdings Inc	61,187	935,570
Ito En Ltd	29,906	649,521
Kirin Holdings Co Ltd	353,882	4,663,341
Lifedrink Co Inc	17,200	256,901
Sapporo Holdings Ltd	30,403	1,406,814
Suntory Beverage & Food Ltd	63,623	1,921,142
Takara Holdings Inc	70,379	592,464
		18,912,729
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	346,568	11,070,372
Ain Holdings Inc	14,642	563,568
Arcs Co Ltd	18,266	367,542
Axial Retailing Inc	38,672	292,649
Belc Co Ltd	6,179	295,607
Cosmos Pharmaceutical Corp	19,182	1,191,614
Create SD Holdings Co Ltd	14,983	341,663
Fuji Co Ltd/Ehime	16,800	226,042
H2o Retailing Corp	45,697	603,842
Kato Sangyo Co Ltd	11,634	441,595
Kobe Bussan Co Ltd	70,109	1,866,956
Kusuri no Aoki Holdings Co Ltd	21,816	580,699
Life Corp	22,598	361,170
MatsukiyoCocokara & Co	157,070	3,225,384
San-A Co Ltd	19,634	391,205
Seven & i Holdings Co Ltd	1,029,482	13,571,861
Sugi Holdings Co Ltd	49,107	1,188,445
Sundrug Co Ltd	35,253	1,044,865
Trial Holdings Inc (c)	17,600	273,618
Tsuruha Holdings Inc	18,243	1,342,769
Valor Holdings Co Ltd	19,158	338,347
Welcia Holdings Co Ltd	44,284	743,071
Yaoko Co Ltd	9,804	634,490
		40,957,374
Food Products - 0.2%
Ajinomoto Co Inc	421,376	11,148,109
Ariake Japan Co Ltd	9,697	429,532
Calbee Inc	38,610	708,597
Ezaki Glico Co Ltd	25,531	788,353
FUJI OIL CO LTD /Osaka	20,838	392,112
House Foods Group Inc	31,448	581,553
Itoham Yonekyu Holdings Inc	12,779	431,075
Kagome Co Ltd	40,971	782,916
Kewpie Corp	46,586	1,273,099
Kikkoman Corp	319,014	2,802,526
Kotobuki Spirits Co Ltd	49,803	664,554
Maruha Nichiro Corp	19,869	412,656
Megmilk Snow Brand Co Ltd	23,418	442,559
MEIJI Holdings Co Ltd	112,470	2,274,254
Morinaga & Co Ltd/Japan	34,754	554,775
Morinaga Milk Industry Co Ltd	32,787	713,024
NH Foods Ltd	40,026	1,344,728
Nichirei Corp	100,068	1,204,325
Nippn Corp	27,011	389,503
Nisshin Oillio Group Ltd/The	14,929	507,608
Nisshin Seifun Group Inc	95,488	1,106,880
Nissin Foods Holdings Co Ltd	90,198	1,710,886
Nissui Corp	140,870	822,437
Sakata Seed Corp	14,296	321,450
Toyo Suisan Kaisha Ltd	41,007	2,619,882
Yakult Honsha Co Ltd	120,036	1,931,084
Yamazaki Baking Co Ltd	56,766	1,212,655
		37,571,132
Household Products - 0.0%
Earth Corp	8,228	265,869
Lion Corp	120,120	1,170,301
Pigeon Corp	60,751	671,591
Unicharm Corp	521,579	3,607,839
		5,715,600
Personal Care Products - 0.1%
Kao Corp	216,485	9,741,063
Kobayashi Pharmaceutical Co Ltd (c)	21,646	761,236
Kose Corp	16,685	640,317
Milbon Co Ltd	14,970	252,455
Noevir Holdings Co Ltd	8,695	265,097
Pola Orbis Holdings Inc	46,071	388,877
Rohto Pharmaceutical Co Ltd	91,908	1,311,904
Shiseido Co Ltd	189,225	3,075,953
		16,436,902
Tobacco - 0.1%
Japan Tobacco Inc	555,244	15,857,563
TOTAL CONSUMER STAPLES		135,451,300

Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	21,835	930,295
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	26,114	1,159,008
ENEOS Holdings Inc	1,272,191	6,677,267
Idemitsu Kosan Co Ltd	381,395	2,451,842
Inpex Corp	409,333	5,828,394
Itochu Enex Co Ltd	26,868	360,727
Iwatani Corp	93,964	988,350
Japan Petroleum Exploration Co Ltd	82,005	595,576
San-Ai Obbli Co Ltd	27,352	368,700
		18,429,864
TOTAL ENERGY		19,360,159

Financials - 2.1%
Banks - 1.3%
77 Bank Ltd/The	31,068	1,073,141
Aichi Financial Group Inc	20,571	368,521
Aozora Bank Ltd	54,194	795,101
Awa Bank Ltd/The	17,028	360,970
Bank of Nagoya Ltd/The	5,741	334,116
Chiba Bank Ltd/The	261,149	2,434,094
Chugin Financial Group Inc	72,595	942,484
Concordia Financial Group Ltd	485,684	3,220,684
Daishi Hokuetsu Financial Group Inc	32,808	802,944
Fukuoka Financial Group Inc	83,672	2,281,489
Gunma Bank Ltd/The	148,318	1,388,840
Hachijuni Bank Ltd/The	163,327	1,469,397
Hirogin Holdings Inc	129,596	1,130,441
Hokkoku Financial Holdings Inc	12,789	473,195
Hokuhoku Financial Group Inc	52,008	1,098,536
Hyakugo Bank Ltd/The	123,785	612,253
Iyogin Holdings Inc	113,917	1,323,764
Japan Post Bank Co Ltd	830,677	9,271,432
Juroku Financial Group Inc	17,970	619,745
Keiyo Bank Ltd/The	52,405	393,771
Kiyo Bank Ltd/The	36,680	667,289
Kyoto Financial Group Inc	108,778	1,967,875
Kyushu Financial Group Inc	158,477	809,317
Mebuki Financial Group Inc	416,158	2,256,434
Mitsubishi UFJ Financial Group Inc	5,328,018	73,434,840
Mizuho Financial Group Inc	1,110,858	32,583,311
Musashino Bank Ltd/The	15,063	371,432
Nanto Bank Ltd/The	13,896	416,761
Nishi-Nippon Financial Holdings Inc	59,051	932,750
North Pacific Bank Ltd	124,011	533,598
Ogaki Kyoritsu Bank Ltd/The	19,953	375,791
Rakuten Bank Ltd (b)	45,486	2,118,819
Resona Holdings Inc	970,833	8,838,470
San-In Godo Bank Ltd/The	79,106	666,122
Senshu Ikeda Holdings Inc	115,355	491,009
Seven Bank Ltd	275,920	495,609
Shiga Bank Ltd/The	18,804	755,175
Shizuoka Financial Group Inc	205,411	2,429,641
Sumitomo Mitsui Financial Group Inc	1,714,291	43,245,753
Sumitomo Mitsui Trust Group Inc	297,944	7,810,532
Suruga Bank Ltd	73,337	675,266
Toho Bank Ltd/The	159,745	388,938
Tokyo Kiraboshi Financial Group Inc	11,931	514,412
TOMONY Holdings Inc	86,761	350,719
Yamaguchi Financial Group Inc	82,398	932,645
		214,457,426
Capital Markets - 0.2%
Daiwa Securities Group Inc	611,163	4,254,829
JAFCO Group Co ltd	25,445	418,126
Japan Exchange Group Inc	464,012	4,534,503
Matsui Securities Co Ltd	57,022	278,716
Monex Group Inc	81,673	424,315
Nihon M&A Center Holdings Inc	136,670	683,244
Nomura Holdings Inc	1,396,121	9,223,191
Okasan Securities Group Inc	75,930	328,493
SBI Holdings Inc	125,179	4,650,132
Tokai Tokyo Financial Holdings Inc	113,306	408,464
		25,204,013
Consumer Finance - 0.0%
Acom Co Ltd	188,466	545,030
AEON Financial Service Co Ltd	54,056	486,100
Aiful Corp	147,692	436,404
Credit Saison Co Ltd	61,021	1,609,950
Jaccs Co Ltd	12,680	343,793
Marui Group Co Ltd	77,438	1,577,102
		4,998,379
Financial Services - 0.1%
Financial Partners Group Co Ltd	32,477	521,440
Fuyo General Lease Co Ltd	26,832	724,802
GMO Payment Gateway Inc	20,504	1,142,746
Japan Securities Finance Co Ltd	47,944	580,233
Mitsubishi HC Capital Inc	384,935	2,845,298
Mizuho Leasing Co Ltd	70,001	537,682
ORIX Corp	538,244	12,090,600
Ricoh Leasing Co Ltd	8,144	296,349
Tokyo Century Corp	66,313	758,935
Zenkoku Hosho Co Ltd	48,032	1,024,770
		20,522,855
Insurance - 0.5%
Dai-ichi Life Holdings Inc	1,635,760	12,942,432
Japan Post Holdings Co Ltd	825,612	7,645,721
Japan Post Insurance Co Ltd	90,230	2,310,304
LIFENET INSURANCE CO (b)	35,793	542,162
Ms&Ad Insurance Group Holdings Inc	596,299	12,740,573
Sompo Holdings Inc	415,327	12,246,770
T&D Holdings Inc	229,643	5,607,592
Tokio Marine Holdings Inc	853,716	34,279,193
		88,314,747
TOTAL FINANCIALS		353,497,420

Health Care - 0.9%
Biotechnology - 0.0%
GNI Group Ltd (b)(c)	22,107	402,574
Peptidream Inc (b)	45,973	509,448
SanBio Co Ltd (b)(c)	24,800	372,550
		1,284,572
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	104,811	1,631,078
Fukuda Denshi Co Ltd	8,250	383,976
Hogy Medical Co Ltd	10,945	345,596
Hoya Corp	160,975	20,309,057
Mani Inc	38,716	326,028
Menicon Co Ltd	32,546	251,737
Nakanishi Inc	36,744	472,981
Nihon Kohden Corp	77,766	855,313
Nipro Corp	70,923	653,040
Olympus Corp	531,929	6,354,984
Paramount Bed Holdings Co Ltd	21,586	354,175
Sysmex Corp	234,826	3,814,949
Terumo Corp	619,093	10,498,127
		46,251,041
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	78,311	1,136,763
As One Corp	26,225	412,119
H.U. Group Holdings Inc	25,800	554,370
Medipal Holdings Corp	86,176	1,426,867
Ship Healthcare Holdings Inc	37,803	527,510
Suzuken Co Ltd/Aichi Japan	27,310	1,032,242
Toho Holdings Co Ltd	24,107	813,551
		5,903,422
Health Care Technology - 0.0%
JMDC Inc	13,740	355,038
M3 Inc	209,371	2,575,012
Medley Inc (b)(c)	12,784	261,529
		3,191,579
Pharmaceuticals - 0.6%
Astellas Pharma Inc	842,722	8,737,867
Chugai Pharmaceutical Co Ltd	312,901	14,999,519
Daiichi Sankyo Co Ltd	799,903	19,623,164
Eisai Co Ltd	121,564	3,409,308
Hisamitsu Pharmaceutical Co Inc	23,567	634,425
Kaken Pharmaceutical Co Ltd	13,770	358,833
Kissei Pharmaceutical Co Ltd	15,185	447,375
Kyorin Pharmaceutical Co Ltd	22,268	223,766
Kyowa Kirin Co Ltd	111,877	1,909,698
Mochida Pharmaceutical Co Ltd	13,092	267,391
Nippon Shinyaku Co Ltd	25,894	557,525
Nxera Pharma Co Ltd (b)(c)	37,861	228,118
Ono Pharmaceutical Co Ltd	172,890	1,933,390
Otsuka Holdings Co Ltd	205,961	9,805,743
Santen Pharmaceutical Co Ltd	150,159	1,659,095
Sawai Group Holdings Co Ltd	48,463	622,094
Shionogi & Co Ltd	352,607	5,897,112
Sumitomo Pharma Co Ltd (b)	82,400	708,932
Takeda Pharmaceutical Co Ltd	737,400	20,256,225
Towa Pharmaceutical Co Ltd	13,523	293,383
Tsumura & CO	26,736	659,520
		93,232,483
TOTAL HEALTH CARE		149,863,097

Industrials - 3.7%
Air Freight & Logistics - 0.1%
AZ-COM MARUWA Holdings Inc	28,970	223,476
Hamakyorex Co Ltd	40,208	389,061
Mitsui-Soko Holdings Co Ltd	26,959	700,507
NIPPON EXPRESS HOLDINGS INC	100,585	2,209,547
Sankyu Inc	19,827	1,167,164
SBS Holdings Inc	10,500	223,560
Senko Group Holdings Co Ltd	66,202	891,027
SG Holdings Co Ltd	146,082	1,620,694
Yamato Holdings Co Ltd	118,783	1,717,506
		9,142,542
Building Products - 0.2%
Agc Inc	90,890	2,735,305
Bunka Shutter Co Ltd	32,844	555,918
Central Glass Co Ltd	14,789	319,452
Daikin Industries Ltd	122,829	15,102,543
Lixil Corp	137,225	1,589,768
Nichias Corp	25,947	992,743
Nichiha Corp	17,429	362,981
Nitto Boseki Co Ltd	10,382	454,209
Sanwa Holdings Corp	86,659	2,364,216
Sinko Industries Ltd	37,736	319,235
Takara Standard Co Ltd	19,909	340,403
Takasago Thermal Engineering Co Ltd	21,399	1,038,292
TOTO Ltd	61,868	1,574,925
		27,749,990
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	169,664	1,181,811
Dai Nippon Printing Co Ltd	182,978	2,817,765
Daiei Kankyo Co Ltd	23,164	477,304
Daiseki Co Ltd	23,179	539,628
Duskin Co Ltd	18,788	496,023
Japan Elevator Service Holdings Co Ltd	33,789	902,015
Kokuyo Co Ltd	158,516	933,938
Mitsubishi Pencil Co Ltd	14,970	205,235
Okamura Corp	29,414	463,636
Park24 Co Ltd	63,764	805,237
Pilot Corp	15,294	445,272
Prestige International Inc	79,866	347,470
Secom Co Ltd	194,886	6,998,989
TOPPAN Holdings Inc	110,471	2,976,999
TRE Holdings Corp	21,900	196,377
		19,787,699
Construction & Engineering - 0.2%
Chudenko Corp	14,009	339,987
COMSYS Holdings Corp	56,545	1,296,287
Dai-Dan Co Ltd	14,257	433,564
EXEO Group Inc	89,311	1,173,108
Hazama Ando Corp	71,848	761,896
INFRONEER Holdings Inc	89,686	757,942
JGC Holdings Corp	107,252	958,882
Kajima Corp	198,262	4,966,595
Kandenko Co Ltd	51,801	1,227,115
Kinden Corp	55,654	1,752,361
Kumagai Gumi Co Ltd	16,754	498,415
Kyudenko Corp	20,391	871,210
MIRAIT ONE corp	48,624	870,021
Nippon Densetsu Kogyo Co Ltd	23,109	438,778
Nishimatsu Construction Co Ltd	15,568	517,710
Obayashi Corp	303,901	4,475,022
Okumura Corp	16,503	487,469
Penta-Ocean Construction Co Ltd	137,056	886,942
Raito Kogyo Co Ltd	18,767	387,765
Sanki Engineering Co Ltd	20,940	616,112
Shimizu Corp	241,783	2,678,465
SHO-BOND Holdings Co Ltd	19,313	616,663
Sumitomo Densetsu Co Ltd	9,500	412,840
Taikisha Ltd	26,820	480,518
Taisei Corp	73,663	4,404,598
Toda Corp	100,746	642,474
Tokyu Construction Co Ltd	52,974	363,937
Totetsu Kogyo Co Ltd	13,305	368,192
Toyo Construction Co Ltd	33,125	362,021
Yokogawa Bridge Holdings Corp	25,504	452,075
		34,498,964
Electrical Equipment - 0.3%
Daihen Corp	8,422	397,671
Fuji Electric Co Ltd	62,713	3,117,979
Fujikura Ltd	117,964	8,007,683
Furukawa Electric Co Ltd	31,570	1,906,883
GS Yuasa Corp	40,360	724,312
Idec Corp/Japan	17,908	269,957
Mabuchi Motor Co Ltd	43,635	630,891
Mirai Industry Co Ltd	6,100	153,335
Mitsubishi Electric Corp	886,045	19,929,141
NIDEC CORP	390,470	7,491,669
Nitto Kogyo Corp	13,942	308,071
Sinfonia Technology Co Ltd	10,482	658,319
SWCC Corp	15,907	952,273
Ushio Inc	39,085	479,415
		45,027,599
Ground Transportation - 0.3%
Central Japan Railway Co	359,646	8,384,133
East Japan Railway Co	422,677	9,059,736
Fukuyama Transporting Co Ltd	12,869	306,397
Hankyu Hanshin Holdings Inc	105,393	2,746,716
Keikyu Corp	100,685	1,034,823
Keio Corp	47,392	1,106,524
Keisei Electric Railway Co Ltd	183,064	1,535,786
Kintetsu Group Holdings Co Ltd	86,939	1,668,402
Kyushu Railway Co	68,019	1,644,885
Nagoya Railroad Co Ltd	89,821	979,529
Nankai Electric Railway Co Ltd	50,285	807,714
Nikkon Holdings Co Ltd	47,704	1,074,471
Nishi-Nippon Railroad Co Ltd	39,162	557,082
Odakyu Electric Railway Co Ltd	147,548	1,590,101
Seibu Holdings Inc	97,632	2,728,299
Seino Holdings Co Ltd	48,562	738,618
Sotetsu Holdings Inc	41,657	657,809
Tobu Railway Co Ltd	87,075	1,482,175
Tokyo Metro Co Ltd	137,600	1,482,687
Tokyu Corp	232,453	2,616,659
West Japan Railway Co	209,441	4,585,552
		46,788,098
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	8,324	2,237,981
Hitachi Ltd	2,131,036	65,211,093
Keihan Holdings Co Ltd	43,869	899,853
Nisshinbo Holdings Inc	87,711	557,319
Sekisui Chemical Co Ltd	173,035	3,001,314
TOKAI Holdings Corp	50,099	354,738
		72,262,298
Machinery - 0.9%
Amada Co Ltd	150,544	1,697,523
CKD Corp	26,964	481,395
Daifuku Co Ltd	150,942	3,821,280
DMG Mori Co Ltd	64,586	1,492,403
Ebara Corp	214,818	3,922,755
FANUC Corp	440,343	12,257,811
Fuji Corp/Aichi	39,212	735,853
Fujitec Co Ltd	30,323	1,122,424
Galilei Co Ltd	13,040	286,040
Glory Ltd	20,442	525,644
Harmonic Drive Systems Inc	28,591	542,062
Hino Motors Ltd (b)	130,113	316,228
Hitachi Construction Machinery Co Ltd	45,218	1,309,604
Hoshizaki Corp	50,881	1,742,308
IHI Corp	68,769	7,657,894
Japan Steel Works Ltd/The	30,197	1,862,478
Kanadevia Corp	74,897	505,490
Kawasaki Heavy Industries Ltd	71,095	5,192,285
Kitz Corp	37,840	317,393
Komatsu Ltd	417,276	13,443,757
Kubota Corp	453,972	5,090,956
Kurita Water Industries Ltd	49,723	1,916,687
Kyokuto Kaihatsu Kogyo Co Ltd	25,672	444,832
Makino Milling Machine Co Ltd	10,264	784,975
Makita Corp	110,531	3,421,833
Max Co Ltd	13,690	458,648
Meidensha Corp	15,952	600,777
MINEBEA MITSUMI Inc	173,340	2,728,092
MISUMI Group Inc	132,852	1,913,073
Mitsubishi Heavy Industries Ltd	1,492,334	35,631,559
Mitsubishi Logisnext Co Ltd	20,100	258,569
Mitsuboshi Belting Ltd	14,251	339,463
Mitsui E&S Co Ltd	42,100	877,130
Miura Co Ltd	43,024	857,871
Nabtesco Corp	49,968	919,235
Namura Shipbuilding Co Ltd	20,458	417,698
NGK Insulators Ltd	104,051	1,317,310
Noritake Co Ltd	13,371	380,435
NSK Ltd	172,983	827,818
NTN Corp	237,241	404,768
OKUMA Corp	21,750	591,737
Organo Corp	12,651	779,498
OSG Corp	34,985	452,682
Shibaura Machine Co Ltd	12,231	314,799
Shinmaywa Industries Ltd	32,720	394,913
SMC Corp	26,739	9,304,465
Star Micronics Co Ltd	21,627	248,707
Sumitomo Heavy Industries Ltd	53,216	1,178,550
Tadano Ltd	51,018	367,066
Takeuchi Manufacturing Co Ltd	18,259	652,688
Takuma Co Ltd	30,122	435,707
THK Co Ltd	49,106	1,380,320
Tocalo Co Ltd	32,437	434,047
Toyota Industries Corp	75,757	8,100,895
Tsubakimoto Chain Co	36,747	515,775
Tsurumi Manufacturing Co Ltd	9,800	254,431
Yaskawa Electric Corp (c)	108,272	2,264,594
		146,495,230
Marine Transportation - 0.1%
Iino Kaiun Kaisha Ltd	36,232	248,412
Kawasaki Kisen Kaisha Ltd	159,779	2,257,180
Mitsui OSK Lines Ltd	160,408	5,391,685
Nippon Yusen KK	203,371	7,132,181
		15,029,458
Passenger Airlines - 0.0%
ANA Holdings Inc	71,451	1,324,885
Japan Airlines Co Ltd	68,461	1,359,464
		2,684,349
Professional Services - 0.3%
BayCurrent Inc	61,372	3,523,983
dip Corp	17,421	281,986
en Japan Inc	17,648	204,892
Funai Soken Holdings Inc	21,831	343,624
Infomart Corp	98,400	270,012
MEITEC Group Holdings Inc	39,413	824,426
Nomura Co Ltd	47,654	289,929
Open Up Group Inc	28,619	350,702
Persol Holdings Co Ltd	834,442	1,594,993
Recruit Holdings Co Ltd	655,735	38,905,522
SMS Co Ltd	39,678	397,213
TechnoPro Holdings Inc	48,663	1,541,167
Timee Inc (b)	21,400	285,192
TKC Corp	18,409	552,971
Transcosmos Inc	12,214	290,920
UT Group CO Ltd	13,896	234,593
Visional Inc (b)	11,045	863,338
		50,755,463
Trading Companies & Distributors - 0.8%
Hanwa Co Ltd	17,163	691,402
Inaba Denki Sangyo Co Ltd	25,665	673,051
Inabata & Co Ltd	23,409	507,894
ITOCHU Corp	551,794	28,943,039
Kanamoto Co Ltd	16,950	380,156
Kanematsu Corp	39,992	751,376
Marubeni Corp	656,799	13,447,139
Mitsubishi Corp	1,587,103	31,303,057
Mitsui & Co Ltd	1,144,955	23,307,441
MonotaRO Co Ltd	118,662	2,113,005
Nagase & Co Ltd	41,946	826,658
Nishio Holdings Co Ltd	10,964	306,019
Senshu Electric Co Ltd	6,546	184,894
Sojitz Corp	106,446	2,533,400
Sumitomo Corp	504,246	12,888,415
Toyota Tsusho Corp	298,499	6,841,101
Trusco Nakayama Corp	33,058	481,462
Yamazen Corp	34,414	305,036
Yuasa Trading Co Ltd	10,395	322,962
		126,807,507
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	30,697	932,257
Kamigumi Co Ltd	36,799	1,034,180
Mitsubishi Logistics Corp	113,035	966,268
Sumitomo Warehouse Co Ltd/The	22,320	462,944
		3,395,649
TOTAL INDUSTRIALS		600,424,846

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.6%
Ai Holdings Corp	22,199	355,315
Alps Alpine Co Ltd	85,704	907,973
Amano Corp	25,258	704,793
Anritsu Corp	62,124	669,616
Azbil Corp	206,760	1,932,049
Canon Marketing Japan Inc	23,464	847,714
Citizen Watch Co Ltd	92,404	554,647
Daiwabo Holdings Co Ltd	40,383	742,628
Dexerials Corp	78,567	1,135,894
Hamamatsu Photonics KK	137,568	1,679,030
Hirose Electric Co Ltd	13,883	1,743,221
Horiba Ltd	16,274	1,196,843
Hosiden Corp	28,124	437,214
Ibiden Co Ltd	55,448	2,344,959
Japan Aviation Electronics Industry Ltd	25,735	412,461
Jeol Ltd	22,284	637,529
Kaga Electronics Co Ltd	19,468	373,677
Keyence Corp	90,355	32,684,247
Kyocera Corp	594,900	7,022,422
Macnica Holdings Inc	62,153	811,739
Maruwa Co Ltd/Aichi	4,216	1,270,777
Maxell Ltd	24,036	319,424
Meiko Electronics Co Ltd	9,697	475,187
Murata Manufacturing Co Ltd	779,496	11,602,086
Nippon Electric Glass Co Ltd	33,549	897,984
Oki Electric Industry Co Ltd	39,405	410,029
Omron Corp	81,873	2,110,257
Rigaku Holdings Corp	56,500	288,354
Riken Keiki Co Ltd	15,001	315,824
Ryoyo Ryosan Holdings Inc	15,825	290,677
Shimadzu Corp	110,774	2,452,170
Taiyo Yuden Co Ltd	58,146	1,086,352
TDK Corp	909,835	11,084,466
Tokyo Electron Device Ltd	10,304	179,246
Topcon Corp	47,255	1,028,854
Yokogawa Electric Corp	105,792	2,819,790
		93,825,448
IT Services - 0.4%
BIPROGY Inc	32,976	1,329,761
Dentsu Soken Inc	12,434	546,140
Digital Garage Inc	15,068	396,477
DTS Corp	16,240	538,810
Fujitsu Ltd	818,979	17,840,571
Future Corp	22,778	356,007
GMO internet group Inc	32,193	824,700
NEC Corp	571,640	16,415,151
Nomura Research Institute Ltd	175,336	6,938,125
NS Solutions Corp	30,373	712,381
NSD Co Ltd	34,647	828,691
NTT Data Group Corp	130,300	3,397,960
Obic Co Ltd	150,575	5,360,859
Otsuka Corp	104,595	1,981,780
Sakura Internet Inc (c)	11,400	222,504
SCSK Corp	72,825	2,265,944
SHIFT Inc (b)	91,725	962,604
Simplex Holdings Inc	18,091	491,112
TechMatrix Corp	19,853	282,438
TIS Inc	99,319	3,168,467
		64,860,482
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	357,349	23,763,402
Disco Corp	43,048	12,721,834
Ferrotec Corp	22,846	547,948
Japan Material Co Ltd	35,244	321,224
Kokusai Electric Corp	74,100	1,635,485
Lasertec Corp	37,058	3,733,547
Micronics Japan Co Ltd	12,929	471,043
Mitsui High-Tec Inc	50,086	251,642
Renesas Electronics Corp	786,222	9,562,868
Rohm Co Ltd	164,870	2,074,704
Rorze Corp	46,210	621,365
Sanken Electric Co Ltd (b)	10,089	572,299
SCREEN Holdings Co Ltd	37,845	2,952,285
Shibaura Mechatronics Corp	6,075	427,526
Socionext Inc	82,327	1,551,437
SUMCO Corp	169,159	1,322,959
Tokyo Electron Ltd	208,709	33,180,316
Tokyo Seimitsu Co Ltd	18,819	1,170,725
Towa Corp (c)	30,824	382,783
Tri Chemical Laboratories Inc	12,940	293,941
Ulvac Inc	24,237	890,273
		98,449,606
Software - 0.0%
Appier Group Inc	30,074	304,955
Cybozu Inc	11,700	308,543
Digital Arts Inc	5,800	306,620
Freee KK (b)	21,551	579,257
Justsystems Corp	14,461	364,173
Money Forward Inc (b)	20,577	813,766
OBIC Business Consultants Co Ltd	14,909	859,876
Oracle Corp Japan	17,948	1,940,976
Rakus Co Ltd	43,439	666,249
Sansan Inc (b)	33,553	424,543
Systena Corp	143,584	380,351
Trend Micro Inc/Japan	59,545	3,630,963
		10,580,272
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	106,536	1,812,800
Canon Inc	431,842	12,265,454
Eizo Corp	19,648	279,555
Elecom Co Ltd	22,405	289,788
FUJIFILM Holdings Corp	520,721	10,800,915
Konica Minolta Inc (b)	228,212	741,939
MCJ Co Ltd	39,531	367,511
Ricoh Co Ltd	250,613	2,197,498
Seiko Epson Corp	139,226	1,766,542
Sun Corp	6,600	253,239
Toshiba TEC Corp	13,668	273,246
Wacom Co Ltd	72,162	310,714
		31,359,201
TOTAL INFORMATION TECHNOLOGY		299,075,009

Materials - 0.7%
Chemicals - 0.6%
ADEKA Corp	42,407	836,915
Aica Kogyo Co Ltd	25,041	616,580
Air Water Inc (Osaka)	86,870	1,283,305
Artience Co Ltd	17,038	360,798
Asahi Kasei Corp	561,155	3,904,381
C Uyemura & Co Ltd	5,601	358,737
Chugoku Marine Paints Ltd	20,575	422,618
Daicel Corp	104,195	896,293
Denka Co Ltd	41,944	591,424
DIC Corp	39,549	780,641
Fujimi Inc	35,180	524,592
Fuso Chemical Co Ltd	11,382	322,504
JCU Corp	11,638	273,741
Kaneka Corp	20,358	576,268
Kansai Paint Co Ltd	69,060	977,883
KH Neochem Co Ltd	15,853	300,046
Konishi Co Ltd	38,273	308,091
Kuraray Co Ltd	138,159	1,708,126
Kureha Corp	14,695	335,123
Lintec Corp	18,708	375,109
Mitsubishi Chemical Group Corp	637,643	3,473,097
Mitsubishi Gas Chemical Co Inc	67,402	1,164,379
Mitsui Chemicals Inc	85,906	1,917,695
Nihon Parkerizing Co Ltd	46,312	422,463
Nippon Kayaku Co Ltd	61,999	578,944
Nippon Paint Holdings Co Ltd	436,726	3,702,363
Nippon Sanso Holdings Corp	81,200	2,873,956
Nippon Shokubai Co Ltd	47,727	542,607
Nippon Soda Co Ltd	22,094	500,899
Nissan Chemical Corp	57,219	1,865,269
Nitto Denko Corp	332,945	6,889,935
NOF Corp	96,948	1,929,743
Osaka Soda Co Ltd	33,575	408,872
PILLAR Corp /Japan	9,215	236,021
Resonac Holdings Corp	84,142	2,023,459
Sakata INX Corp	25,121	357,327
Shin-Etsu Chemical Co Ltd	837,739	24,107,548
Sumitomo Bakelite Co Ltd	35,548	1,030,857
Sumitomo Chemical Co Ltd	733,061	1,833,451
T Hasegawa Co Ltd	19,504	402,421
Taiyo Holdings Co Ltd	18,175	789,289
Takasago International Corp	6,700	321,211
Teijin Ltd	81,745	694,809
Toagosei Co Ltd	49,570	485,916
Tokai Carbon Co Ltd	99,264	677,836
Tokuyama Corp	34,885	747,051
Tokyo Ohka Kogyo Co Ltd	44,591	1,221,330
Toray Industries Inc	649,705	4,443,891
Tosoh Corp	129,604	1,951,115
Toyobo Co Ltd	51,737	335,015
UBE Corp	44,316	678,383
Zeon Corp	66,121	701,775
		85,062,102
Construction Materials - 0.0%
Sumitomo Osaka Cement Co Ltd	19,964	519,627
Taiheiyo Cement Corp	52,341	1,279,049
		1,798,676
Containers & Packaging - 0.0%
FP Corp	27,585	491,760
Fuji Seal International Inc	19,564	359,424
Rengo Co Ltd	88,320	512,254
Toyo Seikan Group Holdings Ltd	49,602	1,027,297
		2,390,735
Metals & Mining - 0.1%
ARE Holdings Inc	36,668	432,223
Daido Steel Co Ltd	59,918	461,395
Dowa Holdings Co Ltd	25,785	842,066
JFE Holdings Inc	264,796	3,064,501
Kobe Steel Ltd	160,302	1,761,255
Maruichi Steel Tube Ltd	27,119	655,613
Mitsubishi Materials Corp	57,196	873,592
Mitsui Mining & Smelting Co Ltd	24,874	1,052,062
Nippon Light Metal Holdings Co Ltd	30,952	359,165
Nippon Steel Corp	444,757	8,565,140
Nittetsu Mining Co Ltd	6,300	309,470
Sumitomo Metal Mining Co Ltd	115,599	2,542,634
Tokyo Steel Manufacturing Co Ltd	25,055	260,693
UACJ Corp	18,350	722,108
Yamato Kogyo Co Ltd	18,130	1,017,340
Yodogawa Steel Works Ltd	52,400	403,343
		23,322,600
Paper & Forest Products - 0.0%
Daio Paper Corp	48,948	272,691
Hokuetsu Corp (c)	55,940	376,438
Nippon Paper Industries Co Ltd	54,625	401,891
Oji Holdings Corp	365,549	1,781,635
		2,832,655
TOTAL MATERIALS		115,406,768

Real Estate - 0.5%
Diversified REITs - 0.1%
Activia Properties Inc	918	784,292
Daiwa House REIT Investment Corp	1,037	1,734,200
Hankyu Hanshin REIT Inc	319	337,614
Heiwa Real Estate REIT Inc	508	476,288
Hulic Reit Inc	584	636,761
KDX Realty Investment Corp	1,871	2,010,695
Mirai Corp	1,002	304,735
Mori Trust Reit Inc	1,200	583,907
NIPPON REIT Investment Corp	808	505,813
Nomura Real Estate Master Fund Inc	1,758	1,851,502
NTT UD REIT Investment Corp	668	575,453
Sekisui House Reit Inc	1,921	997,948
Star Asia Investment Corp	1,331	516,933
Takara Leben Real Estate Investment Corp	471	294,265
Tokyu REIT Inc	385	500,616
United Urban Investment Corp	1,351	1,483,369
		13,594,391
Hotel & Resort REITs - 0.0%
Hoshino Resorts REIT Inc	285	494,468
Invincible Investment Corp	3,595	1,598,945
Japan Hotel REIT Investment Corp	2,374	1,304,689
		3,398,102
Industrial REITs - 0.0%
CRE Logistics REIT Inc	296	293,084
GLP J-REIT	2,066	1,810,447
Industrial & Infrastructure Fund Investment Corp	1,049	858,318
Japan Logistics Fund Inc	1,139	707,010
LaSalle Logiport REIT	829	789,034
Mitsubishi Estate Logistics REIT Investment Corp	654	521,162
Mitsui Fudosan Logistics Park Inc	1,482	993,516
Nippon Prologis REIT Inc	3,113	1,679,970
SOSiLA Logistics REIT Inc	384	298,642
		7,951,183
Office REITs - 0.1%
Daiwa Office Investment Corp	244	566,880
Global One Real Estate Investment Corp	489	462,349
Ichigo Office REIT Investment Corp	538	340,745
Japan Excellent Inc	556	514,388
Japan Prime Realty Investment Corp	1,585	1,041,247
Japan Real Estate Investment Corp	2,883	2,338,418
Mori Hills REIT Investment Corp	672	607,311
Nippon Building Fund Inc	3,460	3,173,956
Orix JREIT Inc	1,220	1,594,823
		10,640,117
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	27,197	2,784,367
Daiwa House Industry Co Ltd	256,566	8,482,311
Heiwa Real Estate Co Ltd	21,652	317,008
Hulic Co Ltd	206,830	1,972,684
Ichigo Inc	115,026	304,525
Kasumigaseki Capital Co Ltd (c)	3,541	449,323
Katitas Co Ltd	26,528	444,827
Leopalace21 Corp	77,184	363,701
Mitsubishi Estate Co Ltd	494,490	9,258,053
Mitsui Fudosan Co Ltd	1,227,281	10,969,807
Nomura Real Estate Holdings Inc	251,770	1,395,212
Relo Group Inc	46,314	531,833
Starts Corp Inc	15,670	473,820
Sumitomo Realty & Development Co Ltd	144,130	5,264,949
Tokyo Tatemono Co Ltd	87,143	1,458,327
Tokyu Fudosan Holdings Corp	264,101	1,862,349
		46,333,096
Residential REITs - 0.0%
Advance Residence Investment Corp	1,316	1,357,266
Comforia Residential REIT Inc	312	612,846
Daiwa Securities Living Investment Corporation	872	590,813
Nippon Accommodations Fund Inc	1,075	842,210
		3,403,135
Retail REITs - 0.0%
AEON REIT Investment Corp	738	629,193
Frontier Real Estate Investment Corp	1,159	661,081
Fukuoka REIT Corp	335	401,049
Japan Metropolitan Fund Invest	3,258	2,369,620
		4,060,943
TOTAL REAL ESTATE		89,380,967

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	299,418	3,662,105
Chugoku Electric Power Co Inc/The	144,931	789,121
Hokkaido Electric Power Co Inc	76,651	459,172
Hokuriku Electric Power Co	77,127	399,977
Kansai Electric Power Co Inc/The	438,402	5,263,649
Kyushu Electric Power Co Inc	202,723	1,797,160
Shikoku Electric Power Co Inc	83,297	693,136
Tohoku Electric Power Co Inc	214,691	1,506,206
Tokyo Electric Power Co Holdings Inc (b)	714,116	2,704,032
		17,274,558
Gas Utilities - 0.1%
Nippon Gas Co Ltd	47,081	856,475
Osaka Gas Co Ltd	166,525	4,213,307
Toho Gas Co Ltd	32,898	918,651
Tokyo Gas Co Ltd	154,825	5,184,872
		11,173,305
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	66,255	1,146,584
TOTAL UTILITIES		29,594,447

TOTAL JAPAN		2,366,409,892
KOREA (SOUTH) - 3.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	109,808	1,148,872
Entertainment - 0.1%
CJ ENM Co Ltd (b)	5,443	254,992
HYBE Co Ltd	11,052	2,041,646
JYP Entertainment Corp	13,305	688,970
Kakao Games Corp (b)	24,725	302,330
Krafton Inc (b)	13,544	3,169,608
NCSoft Corp	6,442	888,974
Netmarble Corp (d)(e)	14,810	628,635
Pearl Abyss Corp (b)	17,709	492,321
SHIFT UP Corp (b)	6,340	188,534
SM Entertainment Co Ltd	5,468	519,048
Studio Dragon Corp (b)	6,412	211,951
YG Entertainment Inc	6,574	399,192
		9,786,201
Interactive Media & Services - 0.1%
Kakao Corp	145,698	6,006,547
NAVER Corp	66,633	11,145,776
SOOP Co Ltd	3,733	210,863
		17,363,186
Media - 0.0%
Cheil Worldwide Inc	40,237	571,330
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	26,465	1,062,457
TOTAL COMMUNICATION SERVICES		29,932,046

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	37,462	1,187,663
HL Mando Co Ltd	17,854	441,079
Hyundai Mobis Co Ltd	28,478	5,972,856
Hyundai Wia Corp	9,731	345,152
		7,946,750
Automobiles - 0.2%
Hyundai Motor Co	61,409	9,285,149
Kia Corp	111,518	8,110,209
		17,395,358
Broadline Retail - 0.0%
Hyundai Department Store Co Ltd	7,468	376,698
Lotte Shopping Co Ltd	6,037	308,797
Shinsegae Inc	3,570	438,394
		1,123,889
Distributors - 0.0%
Silicon2 Co Ltd (b)	15,886	585,130
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	88,772	2,663,351
Hana Tour Service Inc	6,963	267,558
Hanjin Kal Corp	10,742	835,238
Kangwon Land Inc	51,505	687,156
Paradise Co Ltd	27,754	358,666
		4,811,969
Household Durables - 0.0%
Coway Co Ltd	26,612	2,062,992
LG Electronics Inc	51,479	2,831,990
		4,894,982
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	15,996	534,494
Textiles, Apparel & Luxury Goods - 0.0%
DI Dong Il Corp	9,240	282,397
F&F Co Ltd	8,829	439,754
Misto Holdings Corp	19,730	504,854
Youngone Corp	10,894	470,641
		1,697,646
TOTAL CONSUMER DISCRETIONARY		38,990,218

Consumer Staples - 0.1%
Beverages - 0.0%
Hite Jinro Co Ltd	17,402	251,612
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	4,414	355,373
Dongsuh Cos Inc	18,830	399,334
E-MART Inc	9,315	593,646
GS Retail Co Ltd	25,693	298,739
		1,647,092
Food Products - 0.0%
CJ CheilJedang Corp	4,431	793,015
NongShim Co Ltd	1,670	460,591
Orion Corp/Republic of Korea	11,392	904,058
Otoki Corp	1,042	296,571
Samyang Foods Co Ltd	1,992	2,045,878
		4,500,113
Personal Care Products - 0.1%
Amorepacific Corp	14,027	1,343,459
Amorepacific Holdings Corp	17,726	391,587
APR Corp/Korea	7,003	914,785
Cosmax Inc	4,013	718,245
Kolmar Korea Co Ltd	7,655	531,049
LG H&H Co Ltd	4,595	1,035,240
VT Co Ltd (b)	11,320	290,481
		5,224,846
Tobacco - 0.0%
KT&G Corp	45,716	4,258,610
TOTAL CONSUMER STAPLES		15,882,273

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	20,560	2,090,971
S-Oil Corp	22,789	1,021,690
SK Innovation Co Ltd	31,581	2,428,598
		5,541,259
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	127,004	1,322,017
Hana Financial Group Inc	135,353	8,225,007
iM Financial Group Co Ltd	88,093	871,148
Industrial Bank of Korea	131,141	1,818,475
JB Financial Group Co Ltd	58,360	962,715
KakaoBank Corp	79,537	1,589,583
KB Financial Group Inc	174,819	13,804,549
Shinhan Financial Group Co Ltd	200,898	9,722,986
Woori Financial Group Inc	316,487	5,581,318
		43,897,798
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	6,764	1,036,690
Korea Investment Holdings Co Ltd	20,095	2,044,688
Mirae Asset Securities Co Ltd	107,901	1,463,797
NH Investment & Securities Co Ltd	72,948	1,051,096
Samsung Securities Co Ltd	30,137	1,518,483
		7,114,754
Financial Services - 0.0%
Kakao Pay Corp (b)	15,907	724,086
Meritz Financial Group Inc	38,705	3,194,799
		3,918,885
Insurance - 0.1%
DB Insurance Co Ltd	22,471	2,052,844
Hanwha Life Insurance Co Ltd (b)	156,936	389,390
Hyundai Marine & Fire Insurance Co Ltd (b)	27,862	522,672
Korean Reinsurance Co	71,717	547,151
Samsung Fire & Marine Insurance Co Ltd	14,462	4,537,724
Samsung Life Insurance Co Ltd	37,775	3,388,995
		11,438,776
TOTAL FINANCIALS		66,370,213

Health Care - 0.3%
Biotechnology - 0.2%
ABLBio Inc (b)	15,731	814,990
Alteogen Inc (b)	18,851	6,044,037
Celltrion Inc	76,573	9,757,157
Green Cross Corp/South Korea	3,284	339,705
HLB Therapeutics Co Ltd	42,085	113,360
Hugel Inc (b)	2,751	659,993
Medytox Inc	3,169	331,480
Naturecell Co Ltd (b)	25,891	697,063
OliX Pharmaceuticals Inc (b)	7,551	245,586
PharmaResearch Co Ltd	3,210	1,269,926
Seegene Inc	16,703	353,383
SK Bioscience Co Ltd (b)	13,450	437,394
Voronoi Inc (b)	5,282	440,447
		21,504,521
Health Care Equipment & Supplies - 0.0%
Classys Inc	9,567	393,434
HLB Inc (b)	55,980	1,918,798
		2,312,232
Health Care Providers & Services - 0.0%
Chabiotech Co Ltd (b)	43,599	344,156
Hanmi Science Co ltd	11,020	397,983
HLB Life Science CO LTD (b)	56,556	190,741
		932,880
Health Care Technology - 0.0%
Lunit Inc (b)	12,194	405,224
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	12,377	1,177,175
Peptron Inc (b)	10,559	2,191,373
Samsung Biologics Co Ltd (b)(d)(e)	8,306	6,307,402
		9,675,950
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	13,224	505,332
Chong Kun Dang Pharmaceutical Corp	5,168	312,105
Daewoong Pharmaceutical Co Ltd	2,765	289,554
Hanall Biopharma Co Ltd (b)	17,211	329,741
Hanmi Pharm Co Ltd	3,030	602,756
HK inno N Corp	9,398	301,008
Mezzion Pharma Co Ltd (b)	11,779	322,584
Oscotec Inc (b)	18,137	407,610
Sam Chun Dang Pharm Co Ltd	7,040	1,028,611
SK Biopharmaceuticals Co Ltd (b)	15,018	1,051,244
ST Pharm Co Ltd	7,263	449,027
Yuhan Corp	26,665	2,231,662
		7,831,234
TOTAL HEALTH CARE		42,662,041

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	15,967	11,322,380
Hanwha Systems Co Ltd	34,589	1,462,823
Korea Aerospace Industries Ltd	33,885	2,280,737
LIG Nex1 Co Ltd	6,142	2,748,914
		17,814,854
Air Freight & Logistics - 0.0%
Cj Logistics Corp	4,586	290,732
Hyundai Glovis Co Ltd	17,588	1,846,572
		2,137,304
Commercial Services & Supplies - 0.0%
KEPCO Plant Service & Engineering Co Ltd	11,557	429,842
S-1 Corp	10,419	551,876
		981,718
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (b)	109,096	291,717
DL E&C Co Ltd	15,463	518,962
GS Engineering & Construction Corp	35,428	488,368
HDC Hyundai Development Co-Engineering & Construction	17,916	300,403
Hyundai Engineering & Construction Co Ltd	37,903	1,823,186
KEPCO Engineering & Construction Co Inc	7,536	494,722
Samsung E&A Co Ltd	77,641	1,463,283
		5,380,641
Electrical Equipment - 0.3%
CS Wind Corp	12,294	402,166
Doosan Enerbility Co Ltd (b)	210,156	9,785,617
Doosan Fuel Cell Co Ltd (b)	22,313	370,867
Ecopro BM Co Ltd (b)	23,547	1,851,418
Ecopro Co Ltd	47,355	1,654,817
Ecopro Materials Co Ltd (b)	12,171	438,998
HD Hyundai Electric Co Ltd	10,918	3,861,661
Hyosung Heavy Industries Corp	2,376	2,058,606
Iljin Electric Co Ltd	11,825	355,565
L&F Co Ltd (b)	12,158	604,240
LG Energy Solution Ltd (b)	22,024	5,983,935
LS Corp	8,621	1,056,838
LS Electric Co Ltd	7,215	1,582,753
POSCO Future M Co Ltd (b)	18,408	1,861,238
Sanil Electric Co Ltd	4,417	369,465
Shinsung Delta Tech Co Ltd	7,986	381,729
SK IE Technology Co Ltd (b)(d)(e)	18,092	356,460
Taihan Electric Wire Co Ltd (b)	43,011	479,780
		33,456,153
Industrial Conglomerates - 0.1%
CJ Corp	6,113	675,394
Doosan Co Ltd	3,603	1,530,219
GS Holdings Corp	26,249	923,131
Hanwha Corp	14,992	1,064,229
LG Corp	40,810	2,302,880
Lotte Corp	21,868	438,251
Samsung C&T Corp	40,056	4,803,147
SK Inc	16,904	2,438,384
SK Square Co Ltd (b)	43,947	4,704,748
		18,880,383
Machinery - 0.2%
Doosan Bobcat Inc	25,236	994,346
Hanwha Engine (b)	25,984	641,379
Hanwha Ocean Co Ltd (b)	49,629	3,965,307
HD Hyundai Construction Equipment Co Ltd	5,768	381,428
HD Hyundai Heavy Industries Co Ltd	10,465	3,650,441
HD Hyundai Infracore Co Ltd	65,155	714,730
HD HYUNDAI MIPO	11,519	1,742,234
HD Korea Shipbuilding & Offshore Engineering Co Ltd	19,978	5,102,751
HD-Hyundai Marine Engine (b)	10,194	476,285
Hyundai Elevator Co Ltd	11,454	694,853
Hyundai Rotem Co Ltd	35,866	5,153,177
People & Technology Inc	12,648	313,699
Rainbow Robotics (b)	4,121	807,428
Samsung Heavy Industries Co Ltd (b)	332,501	4,510,832
		29,148,890
Marine Transportation - 0.0%
HMM Co Ltd	125,189	2,091,968
Pan Ocean Co Ltd	166,684	500,662
		2,592,630
Passenger Airlines - 0.0%
Asiana Airlines Inc (b)	46,913	317,429
Korean Air Lines Co Ltd	90,319	1,519,831
		1,837,260
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	16,317	373,784
Posco International Corp	24,808	862,089
		1,235,873
TOTAL INDUSTRIALS		113,465,706

Information Technology - 1.2%
Communications Equipment - 0.0%
Seojin System Co Ltd (b)	14,800	230,581
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	5,750	301,009
Hanwha Vision Co Ltd	16,397	716,276
IsuPetasys Co Ltd	25,748	1,179,681
LG Display Co Ltd (b)	166,241	1,279,309
LG Innotek Co Ltd	6,943	769,955
Park Systems Corp	2,523	495,015
Samsung Electro-Mechanics Co Ltd	26,286	2,775,824
Samsung SDI Co Ltd	29,797	4,249,739
SOLUM Co Ltd (b)	28,498	335,734
		12,102,542
IT Services - 0.0%
Cafe24 Corp (b)	6,912	212,195
Hyundai Autoever Corp	3,421	374,567
Posco DX Co Ltd	26,071	443,103
Samsung SDS Co Ltd	19,699	2,243,144
		3,273,009
Semiconductors & Semiconductor Equipment - 0.3%
DB HiTek Co Ltd	15,369	498,218
Eo Technics Co Ltd	4,104	630,574
Eugene Technology Co Ltd	9,552	302,288
GemVax & Kael Co Ltd (b)	14,555	563,573
Hana Micron Inc	30,118	274,236
Hanmi Semiconductor Co Ltd	20,100	1,295,770
HPSP Co Ltd	25,238	478,400
ISC Co Ltd	6,264	267,461
Jusung Engineering Co Ltd	15,491	297,773
Koh Young Technology Inc	26,081	268,144
LEENO Industrial Inc	26,621	898,622
LX Semicon Co Ltd	6,877	269,417
SK Hynix Inc	254,457	49,017,744
TechWing Inc	15,301	300,964
WONIK IPS Co Ltd	19,008	441,194
		55,804,378
Software - 0.0%
Douzone Bizon Co Ltd	9,251	469,961
Technology Hardware, Storage & Peripherals - 0.8%
CosmoAM&T Co Ltd (b)	13,384	368,045
Samsung Electronics Co Ltd	2,227,081	112,810,273
		113,178,318
TOTAL INFORMATION TECHNOLOGY		185,058,789

Materials - 0.1%
Chemicals - 0.1%
Dongjin Semichem Co Ltd	17,906	401,105
Enchem Co Ltd (b)	7,210	341,423
Han Kuk Carbon Co Ltd	18,114	387,843
Hansol Chemical Co Ltd	4,591	592,020
Hanwha Solutions Corp	53,463	1,163,296
Hyosung TNC Corp	1,809	303,737
ISU Specialty Chemical (b)	9,941	311,427
KCC Corp	2,626	692,363
Kolon Industries Inc	9,692	284,336
Kum Yang Co Ltd (b)(f)	19,256	136,626
Kumho Petrochemical Co Ltd	6,903	600,585
LG Chem Ltd	18,861	4,030,534
Lotte Chemical Corp	8,910	421,640
LOTTE Fine Chemical Co Ltd	10,536	322,870
OCI Holdings Co Ltd	6,727	448,281
SKC Co Ltd (b)	9,040	646,553
Soulbrain Co Ltd	2,184	368,119
		11,452,758
Metals & Mining - 0.0%
Hyundai Steel Co	40,494	1,024,373
Korea Zinc Co Ltd	1,961	1,117,367
Poongsan Corp	8,284	949,660
POSCO Holdings Inc	34,037	7,439,511
		10,530,911
TOTAL MATERIALS		21,983,669

Real Estate - 0.0%
Diversified REITs - 0.0%
SK REITs Co Ltd	85,391	294,646
Industrial REITs - 0.0%
ESR Kendall Square REIT Co Ltd	99,064	301,217
TOTAL REAL ESTATE		595,863

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	119,191	3,272,244
Gas Utilities - 0.0%
Korea Gas Corp	12,517	383,161
TOTAL UTILITIES		3,655,405

TOTAL KOREA (SOUTH)		524,137,482
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kuwait Telecommunications Co	186,050	349,432
Mobile Telecommunications Co KSCP	872,401	1,515,981
		1,865,413
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Humansoft Holding Co KSC	56,703	444,697
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	84,663	309,726
TOTAL CONSUMER DISCRETIONARY		754,423

Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	620,947	610,502
Boubyan Bank KSCP	699,137	1,609,968
Burgan Bank SAK	635,878	519,254
Gulf Bank KSCP	931,814	1,031,798
Kuwait Finance House KSCP	5,056,103	13,327,699
Kuwait International Bank KSCP	472,137	427,183
Kuwait Projects Co Holding KSCP (b)	985,643	283,635
National Bank of Kuwait SAKP	3,834,834	13,139,771
Warba Bank KSCP	1,310,034	1,185,299
		32,135,109
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	54,955	624,313
TOTAL FINANCIALS		32,759,422

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	2,194,343	704,953
Agility Public Warehousing Co KSC	789,870	368,941
		1,073,894
Electrical Equipment - 0.0%
Gulf Cables & Electrical Industries Group Co. KSCP	55,466	380,462
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	1,051,747	848,543
TOTAL INDUSTRIALS		2,302,899

Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	201,264	425,340
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Commercial Real Estate Co KSC	777,483	482,514
Kuwait Real Estate Co KSC	431,305	507,169
Mabanee Co KPSC	327,212	946,954
Salhia Real Estate Co KSCP	257,785	347,755
		2,284,392
TOTAL KUWAIT		40,391,889
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
RTL Group SA (Germany) (c)	18,494	730,245
SES SA Series A depository receipt	169,529	1,169,505
		1,899,750
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	98,381	1,898,526
Reinet Investments SCA (South Africa)	64,749	1,871,425
		3,769,951
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	55,059	4,229,940
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	22,414	661,981
ArcelorMittal SA	218,375	6,858,247
		7,520,228
TOTAL LUXEMBOURG		17,419,869
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	1,028,747	5,016,854
Sands China Ltd	1,159,343	2,806,501
SJM Holdings Ltd (b)(c)	1,773,462	701,497
Wynn Macau Ltd	882,171	731,153

TOTAL MACAU		9,256,005
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	583,324	920,935
TIME dotCom Bhd	602,103	732,102
		1,653,037
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	1,487,660	939,490
CELCOMDIGI BHD	1,644,245	1,478,690
Maxis Bhd	1,229,717	989,432
		3,407,612
TOTAL COMMUNICATION SERVICES		5,060,649

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	1,044,457	764,224
Genting Malaysia Bhd	1,452,409	664,407
		1,428,631
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	1,585,405	611,189
TOTAL CONSUMER DISCRETIONARY		2,039,820

Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Brewery Malaysia Bhd	88,504	372,556
Fraser & Neave Holdings Bhd	73,588	493,394
Heineken Malaysia Bhd	79,532	445,451
		1,311,401
Food Products - 0.0%
IOI Corp Bhd	1,338,094	1,181,621
Kuala Lumpur Kepong Bhd	248,880	1,140,850
Nestle Malaysia Bhd	34,811	717,943
PPB Group Bhd	315,200	695,843
QL Resources Bhd	855,050	850,989
SD Guthrie Bhd	1,072,396	1,197,948
United Plantations BHD	132,694	673,244
		6,458,438
TOTAL CONSUMER STAPLES		7,769,839

Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	1,562,358	639,099
Yinson Holdings BHD	613,422	335,878
		974,977
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	141,335	713,878
TOTAL ENERGY		1,688,855

Financials - 0.2%
Banks - 0.2%
Alliance Bank Malaysia Bhd	506,089	531,846
AMMB Holdings Bhd	1,215,693	1,436,445
CIMB Group Holdings Bhd	3,745,767	5,725,844
Hong Leong Bank Bhd	298,555	1,327,254
Malayan Banking Bhd	2,500,871	5,500,466
MBSB Bhd	1,568,198	251,226
Public Bank Bhd	6,822,188	6,718,959
RHB Bank Bhd	862,121	1,237,740
		22,729,780
Capital Markets - 0.0%
Bursa Malaysia Bhd	277,348	489,193
TOTAL FINANCIALS		23,218,973

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	761,224	259,922
Kossan Rubber Industries Bhd	698,568	223,706
Top Glove Corp Bhd	2,906,003	465,263
		948,891
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	985,304	1,535,697
Kpj Healthcare Bhd	854,694	518,014
		2,053,711
TOTAL HEALTH CARE		3,002,602

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Frontken Corp Bhd	683,187	646,745
Construction & Engineering - 0.1%
Gamuda Bhd	2,215,226	2,673,771
IJM Corp Bhd	1,172,794	781,109
Sunway Construction Group Bhd	190,300	232,723
		3,687,603
Industrial Conglomerates - 0.1%
HAP Seng Consolidated Bhd	349,742	209,563
Sime Darby Bhd	1,323,329	504,462
Sunway Bhd	1,206,400	1,333,211
		2,047,236
Marine Transportation - 0.0%
MISC Bhd	615,902	1,075,629
Professional Services - 0.0%
CTOS Digital Bhd	910,672	185,198
Zetrix Ai Bhd	2,739,121	561,797
		746,995
Trading Companies & Distributors - 0.0%
Chin Hin Group Bhd (b)	581,666	311,724
TOTAL INDUSTRIALS		8,515,932

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Nationgate Holdings Bhd	539,600	193,828
VS Industry Bhd	1,514,985	283,730
VS Industry Bhd warrants 9/5/2026 (b)	141,146	822
		478,380
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,320,841	647,368
Malaysian Pacific Industries Bhd	55,442	259,648
ViTrox Corp Bhd	367,382	328,027
		1,235,043
TOTAL INFORMATION TECHNOLOGY		1,713,423

Materials - 0.0%
Chemicals - 0.0%
Hextar Global Bhd	1,162,200	245,037
Petronas Chemicals Group Bhd	1,340,021	1,212,708
Scientex BHD	385,581	294,244
		1,751,989
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	1,759,841	2,197,876
TOTAL MATERIALS		3,949,865

Real Estate - 0.0%
Diversified REITs - 0.0%
Axis Real Estate Investment Trust	845,059	394,006
Real Estate Management & Development - 0.0%
Eco World Development Group Bhd	612,700	291,518
IOI Properties Group Bhd	714,463	353,946
Mah Sing Group Bhd	772,500	210,123
Sime Darby Property Bhd	1,516,800	525,672
SP Setia Bhd Group	1,356,562	354,604
		1,735,863
Retail REITs - 0.0%
IGB Real Estate Investment Trust	809,100	526,915
Sunway Real Estate Investment Trust	927,336	486,228
		1,013,143
TOTAL REAL ESTATE		3,143,012

Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	1,209,396	3,683,757
Gas Utilities - 0.0%
Petronas Gas Bhd	375,552	1,581,809
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp BHD	354,368	300,650
Multi-Utilities - 0.0%
YTL Corp Bhd	1,648,066	954,040
YTL Corp Bhd warrants 6/2/2028 (b)	303,613	83,780
YTL Power International Bhd	1,210,969	1,154,092
YTL Power International Bhd warrants 6/2/2028 (b)	225,613	98,734
		2,290,646
TOTAL UTILITIES		7,856,862

TOTAL MALAYSIA		67,959,832
MAURITIUS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lighthouse Properties PLC	576,143	258,084
MEXICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (c)	579,611	508,177
Media - 0.0%
Grupo Televisa SAB	1,178,663	654,153
Megacable Holdings SAB de CV unit	220,075	611,637
		1,265,790
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	8,349,405	7,537,258
TOTAL COMMUNICATION SERVICES		9,311,225

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV (b)	270,352	810,268
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	236,351	2,463,363
Coca-Cola Femsa SAB de CV unit	242,887	2,013,908
Fomento Economico Mexicano SAB de CV unit	806,977	7,285,251
		11,762,522
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	134,500	1,089,475
La Comer SAB de CV (c)	136,708	295,953
Wal-Mart de Mexico SAB de CV Series V	2,434,169	7,175,412
		8,560,840
Food Products - 0.0%
Alfa SAB de CV Series A	1,716,525	1,257,480
Gruma SAB de CV Series B	74,140	1,281,347
Grupo Bimbo SAB de CV (c)	606,285	1,759,239
		4,298,066
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	706,812	1,317,334
TOTAL CONSUMER STAPLES		25,938,762

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)(e)	389,399	875,400
Grupo Financiero Banorte SAB de CV	1,179,469	10,511,123
Grupo Financiero Inbursa SAB de CV Series O	852,013	2,197,213
Regional SAB de CV	116,733	909,113
		14,492,849
Capital Markets - 0.0%
Bolsa Mexicana de Valores SAB de CV	215,253	461,656
Consumer Finance - 0.0%
Gentera SAB de CV	519,390	1,173,686
Insurance - 0.0%
Qualitas Controladora SAB de CV	95,591	865,766
TOTAL FINANCIALS		16,993,957

Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	349,648	404,417
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	267,838	1,910,005
Passenger Airlines - 0.0%
Controladora Vuela Cia de Aviacion SAB de CV Series A (b)(c)	456,123	266,928
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	137,870	1,828,742
Grupo Aeroportuario del Pacifico SAB de CV Series B	181,764	4,175,706
Grupo Aeroportuario del Sureste SAB de CV Series B	84,662	2,566,293
Promotora y Operadora de Infraestructura SAB de CV	91,468	1,078,076
		9,648,817
TOTAL INDUSTRIALS		11,825,750

Materials - 0.1%
Chemicals - 0.0%
Controladora Alpek SAB de CV	1,910,725	274,480
Orbia Advance Corp SAB de CV (c)	412,411	282,228
		556,708
Construction Materials - 0.0%
Cemex SAB de CV unit	7,094,745	6,194,034
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	1,432,765	8,968,737
Industrias Penoles SAB de CV (b)	93,518	2,464,979
Southern Copper Corp	40,940	3,854,910
		15,288,626
TOTAL MATERIALS		22,039,368

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,336,689	1,903,887
Industrial REITs - 0.0%
FIBRA Macquarie Mexico (d)(e)	395,726	649,439
Prologis Property Mexico SA de CV	483,601	1,817,766
		2,467,205
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	419,704	1,180,911
TOTAL REAL ESTATE		5,552,003

TOTAL MEXICO		92,875,750
NETHERLANDS - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	1,813,167	8,100,329
Entertainment - 0.1%
Universal Music Group NV	510,312	14,680,107
Media - 0.0%
Havas NV	308,020	497,566
TOTAL COMMUNICATION SERVICES		23,278,002

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Basic-Fit NV (b)(c)(d)(e)	23,573	667,694
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	60,297	4,087,370
Heineken NV	133,577	10,527,373
		14,614,743
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	423,619	16,726,817
Redcare Pharmacy NV (b)(c)(d)(e)	7,326	816,396
		17,543,213
Food Products - 0.0%
JDE Peet's NV	80,163	2,385,851
TOTAL CONSUMER STAPLES		34,543,807

Energy - 0.0%
Energy Equipment & Services - 0.0%
SBM Offshore NV	68,735	1,793,147
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	28,238	1,349,592
TOTAL ENERGY		3,142,739

Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	215,153	6,226,707
ING Groep NV	1,462,933	34,094,306
		40,321,013
Capital Markets - 0.0%
Euronext NV (d)(e)	36,263	5,859,880
Flow Traders Ltd (b)	16,303	487,451
Van Lanschot Kempen NV depository receipt	13,807	902,850
		7,250,181
Financial Services - 0.1%
Adyen NV (b)(d)(e)	11,743	20,141,031
EXOR NV	39,715	3,841,104
		23,982,135
Insurance - 0.1%
Aegon Ltd	622,796	4,450,832
ASR Nederland NV	67,360	4,486,205
NN Group NV	124,552	8,408,928
		17,345,965
TOTAL FINANCIALS		88,899,294

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	28,599	19,207,942
Pharming Group NV (b)(c)	344,118	380,140
		19,588,082
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	397,781	10,388,191
TOTAL HEALTH CARE		29,976,273

Industrials - 0.2%
Air Freight & Logistics - 0.0%
PostNL NV (c)	223,545	244,523
Construction & Engineering - 0.0%
Fugro NV	53,321	763,666
Koninklijke BAM Groep NV	139,310	1,220,971
Koninklijke Heijmans N.V depository receipt	12,014	767,781
		2,752,418
Electrical Equipment - 0.0%
TKH Group NV depository receipt	19,458	802,950
Machinery - 0.0%
Aalberts NV	47,042	1,511,751
Professional Services - 0.2%
Arcadis NV	35,550	1,774,517
Randstad NV	51,524	2,460,158
Wolters Kluwer NV	110,964	17,310,610
		21,545,285
Trading Companies & Distributors - 0.0%
IMCD NV	27,956	3,072,934
TOTAL INDUSTRIALS		29,929,861

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	21,969	10,717,862
ASML Holding NV	183,256	128,218,675
BE Semiconductor Industries NV	38,363	5,214,181
		144,150,718
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	84,793	0
TOTAL INFORMATION TECHNOLOGY		144,150,718

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	80,257	5,040,256
Corbion NV	26,239	499,465
OCI NV	52,058	434,871
		5,974,592
Metals & Mining - 0.0%
AMG Critical Materials NV	15,503	438,762
TOTAL MATERIALS		6,413,354

Real Estate - 0.0%
Retail REITs - 0.0%
Eurocommercial Properties NV	23,227	711,704
Wereldhave NV	20,277	416,059
		1,127,763
TOTAL NETHERLANDS		362,129,505
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	881,111	1,259,879
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	432,811	2,955,281
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	275,612	5,971,775
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	435,203	639,713
TOTAL HEALTH CARE		6,611,488

Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	540,666	964,503
Passenger Airlines - 0.0%
Air New Zealand Ltd	884,750	300,183
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	788,904	3,499,932
TOTAL INDUSTRIALS		4,764,618

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	76,401	8,798,387
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman Property Trust	496,458	583,736
Retail REITs - 0.0%
Kiwi Property Group Ltd	820,972	470,704
TOTAL REAL ESTATE		1,054,440

Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	380,509	2,039,286
Mercury NZ Ltd	349,135	1,272,177
		3,311,463
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	608,914	2,047,097
TOTAL UTILITIES		5,358,560

TOTAL NEW ZEALAND		30,802,653
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	418,352	1,128,198
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	281,505	4,321,128
Media - 0.0%
Vend Marketplaces ASA A Shares	41,888	1,664,386
Vend Marketplaces ASA B Shares	37,020	1,395,049
		3,059,435
TOTAL COMMUNICATION SERVICES		7,380,563

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	76,107	716,261
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	46,960	433,776
Leroy Seafood Group ASA	142,438	650,007
Mowi ASA	216,549	4,052,950
Orkla ASA	325,490	3,431,612
Salmar ASA	32,694	1,328,163
		9,896,508
Energy - 0.1%
Energy Equipment & Services - 0.0%
Aker Solutions ASA	137,692	410,731
DOF Group ASA A Shares	68,839	632,879
Odfjell Drilling Ltd	47,367	339,032
TGS ASA	94,780	701,314
		2,083,956
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	147,396	3,568,458
BLUENORD ASA	13,615	653,181
DNO ASA A Shares	251,020	345,014
Equinor ASA	388,514	9,979,986
FLEX LNG Ltd (c)	15,434	385,152
Frontline PLC (Norway) (c)	69,629	1,290,386
		16,222,177
TOTAL ENERGY		18,306,133

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	411,224	10,433,039
SpareBank 1 Nord Norge	53,424	766,426
Sparebank 1 Oestlandet	26,345	491,343
SpareBank 1 SMN	61,869	1,152,799
SpareBank 1 Sor-Norge ASA	99,103	1,738,834
		14,582,441
Insurance - 0.0%
Gjensidige Forsikring ASA	92,696	2,444,111
Protector Forsikring ASA	25,830	1,264,180
Storebrand ASA A Shares	198,962	2,834,699
		6,542,990
TOTAL FINANCIALS		21,125,431

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	205,123	6,145,536
Industrial Conglomerates - 0.0%
Aker ASA A Shares	10,023	691,228
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)(e)	568,465	402,209
TOMRA Systems ASA	106,542	1,489,097
		1,891,306
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	54,754	453,340
Hoegh Autoliners ASA (c)	49,680	502,148
MPC Container Ships ASA	191,941	353,576
Stolt-Nielsen Ltd	11,802	346,456
Wallenius Wilhelmsen ASA	50,259	451,367
		2,106,887
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA (b)	262,733	432,648
TOTAL INDUSTRIALS		11,267,605

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	88,366	541,032
Norbit ASA	20,032	400,109
		941,141
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)(c)	81,367	1,119,134
TOTAL INFORMATION TECHNOLOGY		2,060,275

Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (d)(e)	136,338	318,074
Metals & Mining - 0.0%
Norsk Hydro ASA	649,638	3,850,398
TOTAL MATERIALS		4,168,472

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (b)(d)(e)	26,348	323,657
TOTAL NORWAY		75,244,905
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	31,556	7,478,773
Intercorp Financial Services Inc (United States) (e)	17,924	646,339
		8,125,112
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	81,077	1,379,120
Hochschild Mining PLC	154,793	569,943
		1,949,063
TOTAL PERU		10,074,175
PHILIPPINES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Converge Information and Communications Technology Solutions Inc	1,185,135	363,288
Wireless Telecommunication Services - 0.0%
PLDT Inc	37,674	852,309
TOTAL COMMUNICATION SERVICES		1,215,597

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
DigiPlus Interactive Corp	656,310	283,402
Jollibee Foods Corp	242,414	901,986
		1,185,388
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Puregold Price Club Inc	527,082	359,522
Food Products - 0.0%
Century Pacific Food Inc	692,332	436,821
Monde Nissin Corp (d)(e)	1,736,700	223,053
Universal Robina Corp	405,681	615,497
		1,275,371
TOTAL CONSUMER STAPLES		1,634,893

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Semirara Mining & Power Corp	469,147	265,737
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	1,012,633	2,054,706
BDO Unibank Inc	1,135,776	2,777,358
Metropolitan Bank & Trust Co	911,736	1,159,761
		5,991,825
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Aboitiz Equity Ventures Inc	842,000	455,155
Ayala Corp	118,964	1,203,962
DMCI Holdings Inc	1,346,826	237,040
GT Capital Holdings Inc	49,389	507,757
JG Summit Holdings Inc	1,243,111	447,482
SM Investments Corp	106,155	1,486,282
		4,337,678
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	474,076	3,646,434
TOTAL INDUSTRIALS		7,984,112

Real Estate - 0.0%
Office REITs - 0.0%
AREIT Inc	459,431	329,046
Real Estate Management & Development - 0.0%
Ayala Land Inc	3,165,697	1,354,896
SM Prime Holdings Inc	4,897,057	1,947,329
		3,302,225
TOTAL REAL ESTATE		3,631,271

Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	139,848	1,289,287
Independent Power and Renewable Electricity Producers - 0.0%
ACEN Corp	5,547,382	237,686
TOTAL UTILITIES		1,526,973

TOTAL PHILIPPINES		23,435,796
POLAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange Polska SA	299,719	699,642
Entertainment - 0.0%
CD Projekt SA	30,554	2,048,049
Media - 0.0%
Cyfrowy Polsat SA (b)(c)	114,550	461,403
TOTAL COMMUNICATION SERVICES		3,209,094

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	320,766	3,168,245
Specialty Retail - 0.0%
Auto Partner SA (c)(e)	41,058	219,119
CCC SA (b)	25,689	1,328,818
		1,547,937
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	523	2,329,220
TOTAL CONSUMER DISCRETIONARY		7,045,402

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	227,400	3,010,317
Zabka Group SA (b)(c)	144,535	800,283
		3,810,600
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	267,547	5,972,697
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	42,781	1,155,842
Bank Handlowy w Warszawie SA	14,569	425,304
Bank Millennium SA (b)	283,798	1,107,914
Bank Polska Kasa Opieki SA	85,700	4,681,136
mBank SA (b)	7,102	1,683,990
Powszechna Kasa Oszczednosci Bank Polski SA	407,321	8,953,879
Santander Bank Polska SA	18,923	2,774,158
		20,782,223
Capital Markets - 0.0%
XTB SA (d)(e)	32,691	654,771
Consumer Finance - 0.0%
KRUK SA	7,861	864,226
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	280,182	4,711,630
TOTAL FINANCIALS		27,012,850

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Diagnostyka SA	7,835	383,120
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	103,546	1,491,264
Construction & Engineering - 0.0%
Budimex SA	5,929	890,090
Professional Services - 0.0%
Benefit Systems SA	1,416	1,284,679
TOTAL INDUSTRIALS		3,666,033

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	25,118	1,359,269
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	4,644	1,083,069
KGHM Polska Miedz SA (b)	64,466	2,198,438
		3,281,507
Utilities - 0.0%
Electric Utilities - 0.0%
Enea SA	122,003	617,250
PGE Polska Grupa Energetyczna SA (b)	419,751	1,356,403
Tauron Polska Energia SA (b)	498,835	1,109,868
		3,083,521
TOTAL POLAND		58,824,093
PORTUGAL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	114,794	474,231
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	131,403	3,209,082
Sonae SGPS SA	419,459	605,060
		3,814,142
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	195,355	3,730,352
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	3,911,767	3,221,301
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	39,308	331,951
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	25,958	231,061
Paper & Forest Products - 0.0%
Navigator Co SA/The	125,409	443,662
TOTAL MATERIALS		674,723

Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	1,458,787	6,302,811
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	209,650	711,776
TOTAL UTILITIES		7,014,587

TOTAL PORTUGAL		19,261,287
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	406,780	1,503,779
Wireless Telecommunication Services - 0.0%
Vodafone Qatar QSC	936,331	613,334
TOTAL COMMUNICATION SERVICES		2,117,113

Energy - 0.0%
Energy Equipment & Services - 0.0%
Gulf International Services QSC	504,962	459,334
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	274,006	1,143,886
Qatar Gas Transport Co Ltd	1,338,722	1,768,540
		2,912,426
TOTAL ENERGY		3,371,760

Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	2,822,187	1,844,769
Commercial Bank of Qatar	1,577,571	2,121,337
Doha Bank QPSC	1,357,979	912,654
Dukhan Bank	849,669	852,936
Qatar International Islamic Bank QSC	477,031	1,458,213
Qatar Islamic Bank QPSC	833,210	5,613,470
Qatar National Bank QPSC	2,121,644	10,925,797
		23,729,176
Industrials - 0.0%
Construction & Engineering - 0.0%
Estithmar Holding QPSC	488,672	476,324
Industrial Conglomerates - 0.0%
Industries Qatar QSC	688,364	2,512,595
Marine Transportation - 0.0%
Qatar Navigation QSC	448,054	1,333,948
TOTAL INDUSTRIALS		4,322,867

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,635,506	980,805
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	1,335,400	543,916
TOTAL MATERIALS		1,524,721

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,081,685	834,511
United Development Co QSC	1,066,064	302,456
		1,136,967
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	208,367	921,370
TOTAL QATAR		37,123,974
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	258,562	1,976,235
RUSSIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Rostelecom PJSC (b)(f)	298,140	0
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	35,535	0
VK IPJSC GDR (b)(e)(f)	4,260	0
		0
Wireless Telecommunication Services - 0.0%
Sistema AFK PAO GDR (b)(e)(f)	40,315	0
TOTAL COMMUNICATION SERVICES		0

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	17,054	0
Specialty Retail - 0.0%
Detsky Mir PJSC (b)(d)(e)(f)	227,830	0
TOTAL CONSUMER DISCRETIONARY		0

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	3,442,771	0
LUKOIL PJSC (b)(f)	120,075	0
Rosneft Oil Co PJSC (b)(f)	315,946	0
Surgutneftegas PAO (b)(f)	2,091,286	0
Tatneft PJSC (b)(f)	399,435	1
		1
Financials - 0.0%
Banks - 0.0%
Credit Bank of Moscow PJSC (b)(f)	4,537,000	1
Sberbank of Russia PJSC (b)(f)	3,156,853	0
VTB Bank PJSC (b)(f)	192,769	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	449,874	0
TKS Holding MKPAO JSC (b)(f)	2,047	0
		0
TOTAL FINANCIALS		1

Industrials - 0.0%
Passenger Airlines - 0.0%
Aeroflot PJSC (b)(f)	402,869	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(e)(f)	277	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	739,283	0
GMK Norilskiy Nickel PAO (b)(f)	1,831,800	0
Novolipetsk Steel PJSC (b)(f)	409,801	0
Polyus PJSC (b)(f)	100,380	0
Severstal PAO (b)(f)	63,766	0
United Co RUSAL International PJSC (Russia) (b)(f)	983,490	0
		0
Paper & Forest Products - 0.0%
Segezha Group PJSC (b)(d)(e)(f)	1,842,700	0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	11,220,073	2
Independent Power and Renewable Electricity Producers - 0.0%
Unipro PAO (b)(f)	8,778,000	1
TOTAL UTILITIES		3

TOTAL RUSSIA		5
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Etihad Atheeb Telecommunication Co	11,344	293,043
Saudi Telecom Co	930,231	10,425,452
		10,718,495
Media - 0.0%
Arabian Contracting Services Co	9,752	250,878
Saudi Research & Media Group (b)	18,551	910,463
		1,161,341
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	180,323	2,942,008
Mobile Telecommunications Co Saudi Arabia	210,451	583,480
		3,525,488
TOTAL COMMUNICATION SERVICES		15,405,324

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
National Co For Learning & Education	10,643	474,396
Hotels, Restaurants & Leisure - 0.0%
Alamar Foods	12,749	175,375
Jabal Omar Development Company (b)	284,801	1,521,531
Jahez International Co (b)	54,157	384,041
Leejam Sports Co JSC	14,702	556,944
Seera Group Holding (b)	74,145	511,549
		3,149,440
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	25,025	796,562
Jarir Marketing Co	295,326	1,011,687
Saudi Automotive Services Co	19,682	270,483
United Electronics Co	20,127	481,565
		2,560,297
TOTAL CONSUMER DISCRETIONARY		6,184,133

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	261,884	509,651
Al-Dawaa Medical Services Co	17,397	340,649
Almunajem Foods Co	11,842	209,937
BinDawood Holding Co	202,278	319,236
Nahdi Medical Co	18,888	623,373
		2,002,846
Food Products - 0.0%
Almarai Co JSC	232,310	2,966,504
Halwani Brothers Co (b)	17,066	192,994
National Agriculture Development Co/The (b)	73,489	403,189
Saudia Dairy & Foodstuff Co	9,251	648,613
Savola Group/The (b)	70,371	465,438
		4,676,738
TOTAL CONSUMER STAPLES		6,679,584

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	168,094	564,630
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	2,764,170	17,906,569
TOTAL ENERGY		18,471,199

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	911,571	23,025,607
Alinma Bank	566,546	3,899,714
Arab National Bank	421,054	2,440,275
Bank Al-Jazira	322,575	1,080,954
Bank AlBilad	342,199	2,375,533
Banque Saudi Fransi	587,137	2,685,951
Riyad Bank	693,008	5,209,892
Saudi Awwal Bank	466,952	4,033,282
Saudi Investment Bank/The	286,947	1,100,788
Saudi National Bank/The	1,369,081	13,686,795
		59,538,791
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	24,476	1,068,146
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	21,490	680,604
Bupa Arabia for Cooperative Insurance Co	39,917	1,794,142
Co for Cooperative Insurance/The	35,851	1,283,567
Rasan Information Technology Co (b)	19,854	476,356
Saudi Reinsurance Co (b)	28,261	342,800
		4,577,469
TOTAL FINANCIALS		65,184,406

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	39,187	378,592
Dallah Healthcare Co	18,745	679,619
Dr Sulaiman Al Habib Medical Services Group Co	40,960	2,863,084
Middle East Healthcare Co	20,884	314,003
Mouwasat Medical Services Co	48,346	979,526
National Medical Care Co	10,533	456,015
Saudi Chemical Co Holding	201,303	409,464
		6,080,303
Pharmaceuticals - 0.0%
Jamjoom Pharmaceuticals Factory Co	10,577	457,638
Saudi Pharmaceutical Industries & Medical Appliances Corp (b)	33,815	217,434
		675,072
TOTAL HEALTH CARE		6,755,375

Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	16,584	762,641
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	23,644	715,415
Electrical Equipment - 0.0%
Electrical Industries Co	282,644	675,886
Ground Transportation - 0.0%
United International Transportation Co	21,142	394,535
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	19,733	737,009
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	44,375	576,114
TOTAL INDUSTRIALS		3,861,600

Information Technology - 0.0%
IT Services - 0.0%
Al Moammar Information Systems Co	9,688	334,719
Arabian Internet & Communications Services Co	12,046	766,543
Elm Co	11,407	2,767,287
		3,868,549
Materials - 0.3%
Chemicals - 0.2%
Advanced Petrochemical Co (b)	65,367	540,209
National Industrialization Co (b)	173,721	445,522
SABIC Agri-Nutrients Co	108,366	3,443,584
Sahara International Petrochemical Co	191,011	911,492
Saudi Aramco Base Oil Co	24,107	670,942
Saudi Basic Industries Corp	416,890	6,073,695
Saudi Industrial Investment Group	160,892	771,197
Saudi Kayan Petrochemical Co (b)	379,578	462,443
Yanbu National Petrochemical Co	134,236	1,091,466
		14,410,550
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	36,948	203,006
Qassim Cement Co/The	33,079	406,356
Riyadh Cement Co	36,514	309,159
Saudi Cement Co	43,521	443,668
Southern Province Cement Co	45,294	317,569
Yamama Cement Co	61,038	535,024
Yanbu Cement Co	61,365	278,597
		2,493,379
Metals & Mining - 0.1%
Al Masane Al Kobra Mining Co	20,490	363,249
East Pipes Integrated Co for Industry	8,238	237,185
Saudi Arabian Mining Co (b)	622,822	8,633,933
		9,234,367
Paper & Forest Products - 0.0%
Middle East Paper Co (b)	34,350	255,855
TOTAL MATERIALS		26,394,151

Real Estate - 0.0%
Diversified REITs - 0.0%
Al Rajhi REIT	150,463	337,741
Jadwa REIT Saudi Fund	98,022	268,893
		606,634
Real Estate Management & Development - 0.0%
Alandalus Property Co	33,667	175,645
Arabian Centres Co (d)(e)	106,539	589,627
Arriyadh Development Co	60,435	516,205
Dar Al Arkan Real Estate Development Co (b)	253,411	1,290,328
Emaar Economic City (b)	120,896	405,125
Makkah Construction & Development Co	49,469	1,094,593
Retal Urban Development Co	129,909	513,942
Saudi Real Estate Co (b)	78,330	384,644
Sumou Real Estate Co	14,378	151,021
		5,121,130
TOTAL REAL ESTATE		5,727,764

Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	377,459	1,486,249
Gas Utilities - 0.0%
National Gas & Industrialization Co	18,789	380,428
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	75,568	4,432,023
Water Utilities - 0.0%
AlKhorayef Water & Power Technologies Co	9,021	311,193
TOTAL UTILITIES		6,609,893

TOTAL SAUDI ARABIA		165,141,978
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
NETLINK NBN TRUST (e)	1,391,753	958,813
Singapore Telecommunications Ltd	3,458,060	10,305,530
		11,264,343
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	178,193	27,913,934
Wireless Telecommunication Services - 0.0%
StarHub Ltd	306,054	287,901
TOTAL COMMUNICATION SERVICES		39,466,178

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	2,746,162	1,549,067
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Olam Group Ltd	535,383	425,832
Sheng Siong Group Ltd	363,143	586,216
		1,012,048
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BW LPG Ltd (d)(e)	47,310	635,608
Hafnia Ltd	142,248	786,177
		1,421,785
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	986,030	36,191,727
Oversea-Chinese Banking Corp Ltd	1,559,531	20,210,222
United Overseas Bank Ltd	580,073	16,116,016
		72,517,965
Capital Markets - 0.0%
iFAST Corp Ltd	77,480	539,085
Singapore Exchange Ltd	404,070	4,954,546
Yangzijiang Financial Holding Ltd	1,117,001	825,912
		6,319,543
TOTAL FINANCIALS		78,837,508

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	430,568	327,320
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	733,633	4,935,358
Air Freight & Logistics - 0.0%
Singapore Post Ltd	725,107	272,431
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	1,074,034	1,262,664
Grab Holdings Ltd Class A (b)	1,113,554	5,445,279
		6,707,943
Industrial Conglomerates - 0.0%
Keppel Ltd	684,996	4,450,311
Machinery - 0.0%
Seatrium Ltd	1,023,961	1,779,605
Passenger Airlines - 0.0%
Singapore Airlines Ltd (c)	671,661	3,508,198
Transportation Infrastructure - 0.0%
SATS Ltd	413,687	1,009,416
SIA Engineering Co Ltd	148,043	349,822
		1,359,238
TOTAL INDUSTRIALS		23,013,084

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	139,247	1,381,224
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	317,153	8,127,251
UMS Integration Ltd	340,673	396,700
		8,523,951
TOTAL INFORMATION TECHNOLOGY		9,905,175

Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	2,212,027	747,969
Real Estate - 0.2%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	2,695,785	4,551,733
Mapletree Pan Asia Commercial Trust	1,130,453	1,120,171
Stoneweg Europe Stapled Trust unit	187,527	335,762
Suntec Real Estate Investment Trust	930,557	828,246
		6,835,912
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	214,573	664,675
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	1,186,239	816,530
CDL Hospitality Trusts unit (c)	440,385	270,419
Far East Hospitality Trust unit	642,126	296,139
		1,383,088
Industrial REITs - 0.2%
AIMS APAC REIT	301,267	322,039
CapitaLand Ascendas REIT	1,695,758	3,630,835
ESR-REIT	306,028	648,084
Frasers Logistics & Commercial Trust (e)	1,398,005	944,159
Mapletree Industrial Trust	1,021,610	1,592,587
Mapletree Logistics Trust	1,670,175	1,485,229
		8,622,933
Office REITs - 0.0%
Keppel REIT	1,273,483	929,464
Real Estate Management & Development - 0.0%
Capitaland India Trust (c)	470,882	430,870
CapitaLand Investment Ltd/Singapore	1,062,224	2,262,328
City Developments Ltd	241,410	1,142,877
UOL Group Ltd	226,116	1,195,294
		5,031,369
Retail REITs - 0.0%
CapitaLand China Trust	674,962	394,148
Frasers Centrepoint Trust	621,838	1,060,423
Lendlease Global Commercial REIT	846,530	357,398
Starhill Global REIT	726,259	301,276
		2,113,245
Specialized REITs - 0.0%
Digital Core REIT Management Pte Ltd	459,738	240,433
Keppel DC REIT	857,316	1,560,163
		1,800,596
TOTAL REAL ESTATE		27,381,282

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	11,081	528,707
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	412,217	2,451,080
TOTAL UTILITIES		2,979,787

TOTAL SINGAPORE		186,641,203
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	108,699	718,146
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	793,347	6,678,639
Vodacom Group Ltd	282,957	2,160,360
		8,838,999
TOTAL COMMUNICATION SERVICES		9,557,145

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	76,368	23,667,299
Woolworths Holdings Ltd/South Africa	446,567	1,225,738
		24,893,037
Specialty Retail - 0.0%
Foschini Group Ltd	162,225	1,095,467
Motus Holdings Ltd	75,888	386,725
Mr Price Group Ltd	118,691	1,376,760
Pepkor Holdings Ltd (d)(e)	1,632,603	2,454,786
Super Group Ltd/South Africa	169,205	150,477
Truworths International Ltd	193,814	752,540
We Buy Cars Pty Ltd	147,948	467,651
		6,684,406
TOTAL CONSUMER DISCRETIONARY		31,577,443

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	154,463	3,883,568
Boxer Retail Ltd (b)(c)	81,695	323,439
Clicks Group Ltd	111,298	2,333,401
Dis-Chem Pharmacies Ltd (d)(e)	227,020	387,210
Pick n Pay Stores Ltd (b)(c)	298,811	465,040
Shoprite Holdings Ltd	232,102	3,382,991
SPAR Group Ltd/The (b)	87,981	516,790
		11,292,439
Food Products - 0.0%
AVI Ltd	158,398	816,500
Tiger Brands Ltd	76,957	1,282,177
		2,098,677
TOTAL CONSUMER STAPLES		13,391,116

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	115,690	1,011,575
Thungela Resources Ltd	61,319	313,020
		1,324,595
Financials - 0.3%
Banks - 0.1%
Absa Group Ltd	393,511	3,898,116
Capitec Bank Holdings Ltd	40,197	7,794,064
Nedbank Group Ltd	216,941	2,960,270
Standard Bank Group Ltd	607,486	7,817,240
		22,469,690
Capital Markets - 0.0%
Investec Ltd	117,777	868,704
Jse Limited	50,634	378,443
Ninety One Ltd	132,446	318,241
		1,565,388
Financial Services - 0.1%
FirstRand Ltd	2,326,172	9,891,459
Remgro Ltd	230,602	2,106,480
		11,997,939
Insurance - 0.1%
Discovery Ltd	249,093	2,952,811
Momentum Group Ltd	577,438	1,092,984
Old Mutual Ltd	1,978,742	1,387,143
OUTsurance Group Ltd	393,522	1,668,816
Sanlam Ltd	825,260	3,970,399
Santam Ltd	18,673	452,385
		11,524,538
TOTAL FINANCIALS		47,557,555

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	736,320	541,238
Netcare Ltd	632,916	477,738
		1,018,976
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	183,538	1,181,857
TOTAL HEALTH CARE		2,200,833

Industrials - 0.0%
Construction & Engineering - 0.0%
Wilson Bayly Holmes-Ovcon Ltd	31,970	305,164
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	151,117	1,973,802
Reunert Ltd	86,163	264,218
		2,238,020
Trading Companies & Distributors - 0.0%
Barloworld Ltd	77,661	496,502
TOTAL INDUSTRIALS		3,039,686

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
DataTec Ltd	113,687	373,335
Materials - 0.3%
Chemicals - 0.0%
AECI Ltd	60,116	361,199
Omnia Holdings Ltd	83,333	361,626
Sasol Ltd (b)	273,387	1,406,330
		2,129,155
Metals & Mining - 0.3%
African Rainbow Minerals Ltd (c)	51,618	525,099
Anglo American PLC	521,071	14,661,954
DRDGOLD Ltd	205,699	272,987
Gold Fields Ltd	416,738	10,162,961
Harmony Gold Mining Co Ltd	266,839	3,572,821
Impala Platinum Holdings Ltd (b)	424,218	4,009,463
Kumba Iron Ore Ltd (c)	28,444	470,344
Northam Platinum Holdings Ltd	168,466	1,940,070
Pan African Resources PLC (c)	949,700	667,246
Sibanye Stillwater Ltd (b)(c)	1,329,788	2,796,921
Valterra Platinum Ltd	100,667	4,520,946
		43,600,812
Paper & Forest Products - 0.0%
Sappi Ltd	298,734	452,457
TOTAL MATERIALS		46,182,424

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	1,596,225	1,250,429
Redefine Properties Ltd	3,273,794	868,040
		2,118,469
Industrial REITs - 0.0%
Equites Property Fund Ltd	494,399	432,892
Real Estate Management & Development - 0.0%
Fortress Real Estate Investments Ltd Class B	616,115	716,356
Retail REITs - 0.0%
Hyprop Investments Ltd	195,761	493,587
Resilient REIT Ltd	147,868	532,093
Vukile Property Fund Ltd	570,022	641,485
		1,667,165
TOTAL REAL ESTATE		4,934,882

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(d)(e)	67,280	669,631
TOTAL SOUTH AFRICA		160,808,645
SPAIN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	230,182	8,143,195
Telefonica SA (c)	1,707,718	8,813,189
		16,956,384
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	55,136	312,089
TOTAL COMMUNICATION SERVICES		17,268,473

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
CIE Automotive SA	19,398	583,310
Gestamp Automocion SA (d)(e)	82,105	309,766
		893,076
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	209,176	16,810,075
eDreams ODIGEO SA (b)	47,279	448,364
HBX Group International PLC (b)	39,518	386,038
Melia Hotels International SA	56,387	501,921
		18,146,398
Specialty Retail - 0.2%
Industria de Diseno Textil SA	504,955	24,120,224
TOTAL CONSUMER DISCRETIONARY		43,159,698

Consumer Staples - 0.0%
Food Products - 0.0%
Viscofan SA	20,835	1,426,613
Energy - 0.1%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	23,054	568,805
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	538,688	8,167,464
TOTAL ENERGY		8,736,269

Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	2,677,086	44,649,158
Banco de Sabadell SA	2,527,475	9,348,193
Banco Santander SA	7,047,776	60,545,976
Bankinter SA	318,475	4,543,046
CaixaBank SA	1,836,744	17,280,660
Unicaja Banco SA (d)(e)	536,655	1,412,264
		137,779,297
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	282,500	435,870
TOTAL FINANCIALS		138,215,167

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	146,448	2,192,699
Pharma Mar SA	7,529	689,086
		2,881,785
Pharmaceuticals - 0.0%
Almirall SA	39,043	471,401
Laboratorios Farmaceuticos Rovi SA	9,201	569,110
		1,040,511
TOTAL HEALTH CARE		3,922,296

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Logista Integral SA	27,382	867,454
Commercial Services & Supplies - 0.0%
Befesa SA (d)(e)	18,100	544,897
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	87,478	6,029,726
Sacyr SA	291,765	1,195,334
		7,225,060
Machinery - 0.0%
Construcciones y Auxiliar de Ferrocarriles SA	11,947	723,961
Fluidra SA	45,950	1,151,542
		1,875,503
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	343,701	9,254,704
TOTAL INDUSTRIALS		19,767,618

Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA (c)	37,900	1,571,759
Materials - 0.0%
Containers & Packaging - 0.0%
Vidrala SA	10,721	1,156,189
Metals & Mining - 0.0%
ATALAYA MINING COPPER SA	58,751	355,360
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (c)	85,944	270,699
TOTAL MATERIALS		1,782,248

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	184,018	2,557,817
Office REITs - 0.0%
Inmobiliaria Colonial Socimi SA	145,130	964,750
TOTAL REAL ESTATE		3,522,567

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	11,613	2,229,114
Endesa SA	145,864	4,219,761
Iberdrola SA	2,953,767	51,916,414
Redeia Corp SA	188,787	3,651,771
		62,017,060
Gas Utilities - 0.0%
Enagas SA	107,582	1,610,162
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	147,588	1,734,803
Grenergy Renovables SA (b)	6,375	472,157
Solaria Energia y Medio Ambiente SA (b)	38,578	496,164
		2,703,124
TOTAL UTILITIES		66,330,346

TOTAL SPAIN		305,703,054
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	1,083,494	3,830,705
Entertainment - 0.0%
Embracer Group AB B Shares (b)	66,833	693,505
Modern Times Group MTG AB B Shares (b)	45,810	471,706
Paradox Interactive AB	23,366	400,045
		1,565,256
Interactive Media & Services - 0.0%
Hemnet Group AB	42,038	1,214,429
Media - 0.0%
Storytel AB B Shares	26,069	227,688
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	251,471	3,886,668
TOTAL COMMUNICATION SERVICES		10,724,746

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (d)	151,336	768,023
Broadline Retail - 0.0%
Boozt AB (b)(d)(e)	36,241	323,010
Distributors - 0.0%
MEKO AB	22,536	197,291
Diversified Consumer Services - 0.0%
AcadeMedia AB (d)(e)	47,617	436,320
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	55,125	935,339
Evolution AB (d)(e)	69,157	6,163,145
Scandic Hotels Group AB (d)(e)	75,061	624,151
SkiStar AB B Shares	22,303	352,227
		8,074,862
Household Durables - 0.0%
Electrolux AB B Shares (b)	103,483	632,362
JM AB	35,417	508,684
		1,141,046
Leisure Products - 0.0%
Asmodee Group AB B Shares	64,545	815,215
MIPS AB (e)	13,561	577,114
Thule Group AB (d)(e)	51,323	1,456,448
		2,848,777
Specialty Retail - 0.0%
Bilia AB A Shares	31,012	364,633
Clas Ohlson AB B Shares	18,774	653,976
H & M Hennes & Mauritz AB B Shares (c)	261,327	3,520,506
Synsam AB	66,328	362,494
		4,901,609
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	45,409	545,506
TOTAL CONSUMER DISCRETIONARY		19,236,444

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	49,167	1,467,087
Food Products - 0.0%
AAK AB	85,609	2,209,039
Cloetta AB B Shares	101,123	325,602
		2,534,641
Household Products - 0.1%
Essity AB B Shares	277,727	6,851,502
TOTAL CONSUMER STAPLES		10,853,230

Financials - 0.4%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	730,782	12,795,264
Svenska Handelsbanken AB A Shares	672,534	8,194,408
Swedbank AB A1 Shares	390,482	10,414,981
		31,404,653
Capital Markets - 0.0%
Avanza Bank Holding AB	60,246	2,226,626
Bure Equity AB	27,074	801,496
EQT AB	173,796	5,835,662
Nordnet AB	63,430	1,717,083
Nordnet AB (b)(f)	492	0
Ratos AB B Shares	104,875	372,179
		10,953,046
Financial Services - 0.2%
Creades AB A Shares	30,766	246,240
Industrivarden AB A Shares	66,660	2,473,214
Industrivarden AB C Shares	56,868	2,106,427
Investor AB B Shares	786,612	22,860,905
Kinnevik AB B Shares (b)	120,503	1,084,241
L E Lundbergforetagen AB B Shares	32,900	1,608,493
Svolder AB B Shares	59,484	335,421
		30,714,941
TOTAL FINANCIALS		73,072,640

Health Care - 0.1%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)(e)	17,738	390,302
BioGaia AB B Shares	44,237	445,115
BoneSupport Holding AB (b)(d)(e)	26,185	884,314
Swedish Orphan Biovitrum AB B Shares (b)	91,201	2,511,714
Vitrolife AB	35,459	521,602
		4,753,047
Health Care Equipment & Supplies - 0.0%
Arjo AB B Shares	140,878	493,039
Elekta AB B Shares	178,719	882,162
Getinge AB B Shares	106,933	2,109,330
Surgical Science Sweden AB (b)	17,939	271,213
Vimian Group AB (b)(c)	86,131	294,047
Xvivo Perfusion AB (b)	12,147	248,418
		4,298,209
Health Care Providers & Services - 0.0%
Ambea AB (d)(e)	39,198	492,916
Attendo AB (d)(e)	52,398	367,723
Medicover Ab B Shares	30,789	864,926
		1,725,565
Health Care Technology - 0.0%
RaySearch Laboratories AB B Shares	13,868	476,705
Sectra AB B Shares	64,893	2,406,329
		2,883,034
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	57,577	1,016,938
Pharmaceuticals - 0.0%
Camurus AB (b)	16,568	1,159,341
TOTAL HEALTH CARE		15,836,134

Industrials - 0.9%
Aerospace & Defense - 0.1%
INVISIO AB	16,597	538,299
Mildef Group AB (c)	18,621	328,698
Saab AB B Shares	149,470	8,130,275
		8,997,272
Building Products - 0.2%
Assa Abloy AB B Shares	463,723	15,344,711
Inwido AB	28,367	528,843
Lindab International AB	35,386	744,645
Munters Group AB (d)(e)	64,886	914,704
Nibe Industrier AB B Shares	725,372	3,343,339
		20,876,242
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	102,063	958,152
Loomis AB	34,290	1,357,694
Sdiptech AB B Shares (b)(c)	16,767	337,763
Securitas AB B Shares	229,773	3,415,172
		6,068,781
Construction & Engineering - 0.0%
Instalco AB (e)	119,939	314,879
NCC AB B Shares	39,966	758,555
Peab AB B Shares	85,426	643,144
Skanska AB B Shares	157,111	3,660,854
Sweco AB B Shares	95,745	1,509,151
		6,886,583
Electrical Equipment - 0.0%
AQ Group AB	29,294	598,194
Hexatronic Group AB (b)(c)	86,213	183,976
		782,170
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	65,873	1,685,644
Lifco AB B Shares	107,053	3,823,146
Nolato AB B Shares	106,031	628,761
Storskogen Group AB B Shares	656,326	764,990
		6,902,541
Machinery - 0.6%
Alfa Laval AB	131,748	5,740,023
Alimak Group AB (d)(e)	33,817	579,666
Atlas Copco AB A Shares	1,170,907	17,831,026
Atlas Copco AB B Shares	806,663	10,930,750
Electrolux Professional AB B Shares	116,817	794,751
Epiroc AB A Shares	310,235	6,324,018
Epiroc AB B Shares	172,352	3,095,179
Husqvarna AB B Shares	177,699	966,437
Indutrade AB	127,856	3,113,708
Sandvik AB	492,771	12,040,843
SKF AB B Shares	160,720	3,754,799
Trelleborg AB B Shares	93,191	3,390,927
Troax Group AB	19,202	269,123
VBG Group AB B Shares	12,240	352,349
Volvo AB A Shares	52,302	1,501,327
Volvo AB B Shares	681,602	19,575,476
		90,260,402
Professional Services - 0.0%
AFRY AB B Shares	46,202	715,973
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	124,332	4,191,287
Beijer Ref AB B Shares	178,485	2,997,465
Bufab AB	69,320	688,721
		7,877,473
TOTAL INDUSTRIALS		149,367,437

Information Technology - 0.2%
Communications Equipment - 0.1%
HMS Networks AB (b)	15,601	657,236
Telefonaktiebolaget LM Ericsson B Shares	1,295,665	9,411,175
		10,068,411
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	964,530	10,598,333
Mycronic AB	77,123	1,678,873
Ncab Group Ab (b)	84,840	460,199
		12,737,405
IT Services - 0.0%
Addnode Group AB B Shares	57,536	660,628
Atea ASA	37,651	520,042
		1,180,670
Software - 0.0%
Truecaller AB B Shares	132,905	665,255
Vitec Software Group AB B Shares	15,773	613,245
Yubico AB (b)(c)	22,789	314,507
		1,593,007
TOTAL INFORMATION TECHNOLOGY		25,579,493

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	123,146	1,062,357
Containers & Packaging - 0.0%
Billerud Aktiebolag	113,323	963,724
Metals & Mining - 0.1%
Alleima AB	89,017	630,623
Boliden AB (b)	132,118	4,061,018
Granges AB	50,292	676,091
SSAB AB A Shares	150,435	869,793
SSAB AB B Shares	249,404	1,413,992
		7,651,517
Paper & Forest Products - 0.0%
Holmen AB B Shares	34,775	1,293,061
Svenska Cellulosa AB SCA B Shares	282,020	3,539,205
		4,832,266
TOTAL MATERIALS		14,509,864

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Atrium Ljungberg AB B Shares	123,730	401,237
Castellum AB	195,237	2,227,747
Catena AB	21,486	972,321
Cibus Nordic Real Estate AB publ	31,339	555,438
Dios Fastigheter AB	55,616	365,878
Fabege AB	105,818	886,929
Fastighets AB Balder B Shares (b)	341,797	2,314,901
Hufvudstaden AB A Shares	51,715	626,544
NP3 Fastigheter AB	18,190	482,193
Nyfosa AB	81,608	709,435
Pandox AB B Shares	55,193	985,544
Platzer Fastigheter Holding AB B Shares	38,516	275,023
Sagax AB B Shares	101,923	2,161,475
Samhallsbyggnadsbolaget i Norden AB B Shares (b)(c)	499,313	250,746
Wallenstam AB B Shares	194,094	881,520
Wihlborgs Fastigheter AB	130,153	1,280,357
		15,377,288
TOTAL SWEDEN		334,557,276
SWITZERLAND - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	32,837	1,749,488
Swisscom AG	11,780	8,201,404
		9,950,892
Media - 0.0%
TX Group AG	1,489	405,132
TOTAL COMMUNICATION SERVICES		10,356,024

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Autoneum Holding AG	1,636	290,844
Specialty Retail - 0.0%
Avolta AG	40,801	2,120,981
Mobilezone Holding AG	20,764	291,936
		2,412,917
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	250,018	40,822,021
Swatch Group AG/The (c)	12,259	2,168,094
Swatch Group AG/The	5,794	212,429
		43,202,544
TOTAL CONSUMER DISCRETIONARY		45,906,305

Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (b)	11,843	1,118,323
Barry Callebaut AG (c)	1,683	2,049,555
Chocoladefabriken Lindt & Spruengli AG	48	7,032,318
Chocoladefabriken Lindt & Spruengli AG	456	6,725,614
Emmi AG	1,032	941,473
		17,867,283
Financials - 0.9%
Banks - 0.0%
Banque Cantonale Vaudoise	13,653	1,584,235
Valiant Holding AG	7,370	1,163,231
		2,747,466
Capital Markets - 0.5%
EFG International AG	48,931	972,295
Julius Baer Group Ltd	96,223	6,510,864
Partners Group Holding AG	10,546	14,301,532
Swissquote Group Holding SA	5,016	3,362,526
UBS Group AG	1,529,887	57,334,270
Vontobel Holding AG	13,130	960,199
		83,441,686
Consumer Finance - 0.0%
Cembra Money Bank AG	13,811	1,553,259
Insurance - 0.4%
Baloise Holding AG	19,237	4,625,406
Helvetia Holding AG	17,406	4,206,584
Swiss Life Holding AG	13,098	13,639,013
Zurich Insurance Group AG	67,208	45,843,026
		68,314,029
TOTAL FINANCIALS		156,056,440

Health Care - 0.4%
Biotechnology - 0.0%
Basilea Pharmaceutica Ag Allschwil (b)	7,361	525,624
Kuros Biosciences AG (b)	12,689	469,285
		994,909
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (d)(e)	3,314	607,107
Sonova Holding AG	23,552	6,445,811
Straumann Holding AG	52,276	6,369,304
Ypsomed Holding AG	1,950	942,290
		14,364,512
Health Care Providers & Services - 0.0%
Galenica AG (d)(e)	22,996	2,446,112
Life Sciences Tools & Services - 0.2%
Bachem Holding AG Series B (c)	15,918	1,357,121
Lonza Group AG	33,453	23,315,705
Siegfried Holding AG	19,053	2,146,321
SKAN Group AG	6,067	558,709
Tecan Group AG	6,480	1,292,410
		28,670,266
Pharmaceuticals - 0.1%
Dottikon Es Holding AG (b)	1,687	660,469
Galderma Group AG	62,426	9,799,095
Sandoz Group AG	195,240	11,232,460
		21,692,024
TOTAL HEALTH CARE		68,167,823

Industrials - 0.7%
Building Products - 0.1%
Arbonia Ag	30,054	205,355
Belimo Holding AG	4,643	5,450,416
dormakaba Holding AG Series B	1,653	1,601,614
Forbo Holding AG	516	492,336
Geberit AG	15,525	11,926,870
Schweiter Technologies AG	741	345,298
Zehnder Group AG	4,803	425,751
		20,447,640
Construction & Engineering - 0.0%
Burkhalter Holding AG	4,340	782,242
Implenia AG	6,940	469,928
		1,252,170
Electrical Equipment - 0.3%
ABB Ltd	734,449	47,958,137
Accelleron Industries AG	45,374	4,153,348
Huber + Suhner AG	7,478	1,003,511
R&S Group Holding AG Series A	11,284	517,487
		53,632,483
Machinery - 0.2%
Bucher Industries AG	3,213	1,522,936
Burckhardt Compression Holding AG	1,540	1,376,473
Bystronic AG	748	370,661
Daetwyler Holdings Ag	3,710	663,210
Georg Fischer AG	37,836	2,978,901
Interroll Holding AG	381	1,074,164
Kardex Holding AG	2,932	1,133,454
Komax Holding AG (b)(c)	2,069	284,272
OC Oerlikon Corp AG Pfaffikon	92,762	455,444
Schindler Holding AG	15,539	5,647,415
Schindler Holding AG	14,156	4,993,160
Sfs Group Ag	8,411	1,093,508
Stadler Rail AG	28,542	759,012
Sulzer AG	9,062	1,753,828
VAT Group AG (d)(e)	12,717	4,501,247
		28,607,685
Marine Transportation - 0.0%
Kuehne + Nagel International AG	22,159	4,535,468
Professional Services - 0.1%
Adecco Group AG	79,270	2,512,047
SGS SA	74,987	7,644,104
		10,156,151
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	3,134	666,734
DKSH Holding AG	17,141	1,194,436
		1,861,170
Transportation Infrastructure - 0.0%
Flughafen Zurich Ag Kloten	8,970	2,539,982
TOTAL INDUSTRIALS		123,032,749

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
ALSO Holding AG	2,992	908,006
Comet Holding AG	3,626	924,970
Inficon Holding AG	8,690	1,052,751
Landis+Gyr Group AG	11,943	983,671
LEM Holding SA (b)	351	286,936
Sensirion Holding AG (b)(d)(e)	4,592	458,493
		4,614,827
Semiconductors & Semiconductor Equipment - 0.0%
u-blox Holding AG (b)	3,668	458,810
Software - 0.0%
Temenos AG	27,273	2,456,165
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	71,464	6,699,008
TOTAL INFORMATION TECHNOLOGY		14,228,810

Materials - 0.3%
Chemicals - 0.3%
Clariant AG	109,342	1,130,775
DSM-Firmenich AG	86,339	8,295,414
EMS-Chemie Holding AG	3,234	2,558,135
Givaudan SA	4,275	17,952,632
Sika AG	70,705	16,684,944
		46,621,900
Containers & Packaging - 0.0%
SIG Group AG	143,592	2,333,536
Vetropack Holding AG Series A	7,334	271,780
		2,605,316
TOTAL MATERIALS		49,227,216

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Allreal Holding AG	7,028	1,592,062
International Workplace Group PLC	377,347	1,103,332
Intershop Holding AG	2,686	498,013
Mobimo Holding AG	3,459	1,356,345
PSP Swiss Property AG	21,332	3,626,900
Swiss Prime Site AG	37,314	5,172,738
		13,349,390
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	9,780	2,182,966
TOTAL SWITZERLAND		500,375,006
TAIWAN - 5.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	1,754,283	7,563,646
Entertainment - 0.0%
International Games System Co Ltd	119,755	3,124,251
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	828,555	2,254,702
Taiwan Mobile Co Ltd	811,181	2,853,204
		5,107,906
TOTAL COMMUNICATION SERVICES		15,795,803

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	856,181	1,142,717
Depo Auto Parts Ind Co Ltd	48,965	279,493
Hota Industrial Manufacturing Co Ltd	115,932	210,366
Kenda Rubber Industrial Co Ltd	327,153	246,657
Nan Kang Rubber Tire Co Ltd	243,443	303,188
Tong Yang Industry Co Ltd	195,434	681,041
		2,863,462
Automobiles - 0.0%
China Motor Corp	121,987	224,487
Sanyang Motor Co Ltd	243,562	502,720
Yulon Motor Co Ltd	362,144	394,131
		1,121,338
Broadline Retail - 0.0%
Far Eastern Department Stores Ltd	384,823	271,850
momo.com Inc	40,000	375,902
Poya International Co Ltd	31,972	493,663
		1,141,415
Hotels, Restaurants & Leisure - 0.0%
Wowprime Corp	38,716	295,610
Household Durables - 0.0%
Merry Electronics Co Ltd	124,370	470,614
Nien Made Enterprise Co Ltd	82,261	1,171,603
		1,642,217
Leisure Products - 0.0%
Fusheng Precision Co Ltd	45,987	429,482
Giant Manufacturing Co Ltd	163,636	625,340
Johnson Health Tech Co Ltd	45,000	227,172
Merida Industry Co Ltd	101,777	392,320
Topkey Corp	35,097	211,847
		1,886,161
Specialty Retail - 0.0%
Hotai Motor Co Ltd	143,251	2,629,246
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	91,386	1,219,653
Feng TAY Enterprise Co Ltd	231,255	912,466
Formosa Taffeta Co Ltd	464,534	253,552
Fulgent Sun International Holding Co Ltd	74,522	253,924
Lai Yih Footwear Co Ltd	26,000	233,317
Makalot Industrial Co Ltd	104,416	916,251
Pou Chen Corp	1,091,020	1,023,691
Ruentex Industries Ltd	324,104	562,273
Tainan Spinning Co Ltd	620,738	265,995
Taiwan Paiho Ltd	182,786	314,213
		5,955,335
TOTAL CONSUMER DISCRETIONARY		17,534,784

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Great Tree Pharmacy Co Ltd	44,586	226,810
President Chain Store Corp	260,783	2,229,734
		2,456,544
Food Products - 0.1%
Charoen Pokphand Enterprise	89,997	348,310
Great Wall Enterprise Co Ltd	326,530	664,326
Lian HWA Food Corp	57,000	261,439
Lien Hwa Industrial Holdings Corp	457,500	690,158
Standard Foods Corp	210,173	223,849
Uni-President Enterprises Corp	2,245,420	5,912,883
		8,100,965
Personal Care Products - 0.0%
Grape King Bio Ltd	65,283	281,507
TOTAL CONSUMER STAPLES		10,839,016

Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	2,933,673	1,807,949
CTBC Financial Holding Co Ltd	7,765,282	10,646,176
E.Sun Financial Holding Co Ltd	6,720,118	7,170,911
Far Eastern International Bank	1,085,805	485,932
First Financial Holding Co Ltd	5,186,094	5,111,442
Hua Nan Financial Holdings Co Ltd	4,122,246	3,940,984
King's Town Bank Co Ltd (b)	337,603	607,376
Mega Financial Holding Co Ltd	5,490,776	7,792,982
Shanghai Commercial & Savings Bank Ltd/The	1,813,411	2,597,542
SinoPac Financial Holdings Co Ltd	5,009,410	4,123,986
Taichung Commercial Bank Co Ltd (b)	1,667,103	1,235,962
Taishin Financial Holding Co Ltd	9,834,941	5,355,657
Taiwan Business Bank	3,129,899	1,677,884
Taiwan Cooperative Financial Holding Co Ltd	4,877,309	4,130,268
		56,685,051
Capital Markets - 0.0%
Capital Securities Corp	771,192	520,301
IBF Financial Holdings Co Ltd	1,195,170	578,942
President Securities Corp	427,245	268,663
		1,367,906
Consumer Finance - 0.0%
Hotai Finance Co Ltd	129,459	277,198
Yulon Finance Corp	123,987	414,319
		691,517
Financial Services - 0.0%
Chailease Holding Co Ltd	697,762	2,687,739
Yuanta Financial Holding Co Ltd	4,812,873	4,981,045
		7,668,784
Insurance - 0.2%
Cathay Financial Holding Co Ltd	4,454,093	9,007,353
Fubon Financial Holding Co Ltd	3,811,143	10,436,726
KGI Financial Holding Co Ltd	7,555,853	3,818,822
Mercuries Life Insurance Co Ltd (b)	1,494,189	260,748
Shinkong Insurance Co Ltd	98,799	312,365
		23,836,014
TOTAL FINANCIALS		90,249,272

Health Care - 0.0%
Biotechnology - 0.0%
Medigen Vaccine Biologics Corp (b)	131,000	186,940
PharmaEssentia Corp (b)	119,755	1,972,596
Polaris Group (b)	161,080	191,960
TaiMed Biologics Inc (b)	117,396	318,498
		2,669,994
Health Care Equipment & Supplies - 0.0%
Pegavision Corp	24,538	250,444
Pharmaceuticals - 0.0%
Bora Pharmaceuticals Co Ltd	25,258	686,781
Caliway Biopharmaceuticals Co Ltd (b)	470,000	1,939,428
Center Laboratories Inc	257,702	319,930
Lotus Pharmaceutical Co Ltd	66,701	481,984
Lumosa Therapeutics Co Ltd (b)	40,878	169,688
Oneness Biotech Co Ltd	150,047	316,337
TTY Biopharm Co Ltd	101,138	260,111
		4,174,259
TOTAL HEALTH CARE		7,094,697

Industrials - 0.2%
Aerospace & Defense - 0.0%
Evergreen Aviation Technologies Corp	62,799	244,669
Building Products - 0.0%
Taiwan Glass Industry Corp (b)	519,043	411,757
Commercial Services & Supplies - 0.0%
L&K Engineering Co Ltd	83,132	893,054
Taiwan Secom Co Ltd	128,292	484,611
		1,377,665
Construction & Engineering - 0.0%
Acter Group Corp Ltd	46,899	762,945
BES Engineering Corp	727,426	268,725
CTCI Corp (b)	280,902	273,259
Hwang Chang General Contractor Co Ltd	87,000	212,812
Run Long Construction Co Ltd	294,429	303,302
United Integrated Services Co Ltd	82,371	2,157,707
Yankey Engineering Co Ltd	31,468	432,347
		4,411,097
Electrical Equipment - 0.2%
AcBel Polytech Inc	373,355	342,179
Advanced Energy Solution Holding Co Ltd	15,648	643,477
Allis Electric Co Ltd	101,771	345,101
Bizlink Holding Inc	81,147	2,435,125
Chicony Power Technology Co Ltd	82,459	309,148
Chung-Hsin Electric & Machinery Manufacturing Corp (b)	181,971	995,029
Fortune Electric Co Ltd	71,267	1,564,977
Shihlin Electric & Engineering Corp	108,843	642,188
Ta Ya Electric Wire & Cable	454,715	525,985
Tatung Co Ltd	631,560	750,137
Teco Electric and Machinery Co Ltd	538,131	911,479
Voltronic Power Technology Corp	33,457	1,311,211
Walsin Lihwa Corp	1,430,360	1,066,539
		11,842,575
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,335,953	1,277,547
Machinery - 0.0%
C Sun Manufacturing Ltd	45,943	220,044
Hiwin Technologies Corp	139,527	977,265
Kaori Heat Treatment Co Ltd	39,318	411,114
Kenmec Mechanical Engineering Co Ltd	94,569	229,627
Kinik Co	48,031	517,342
Shin Zu Shing Co Ltd (b)	74,908	581,142
Sunonwealth Electric Machine Industry Co Ltd	110,732	417,107
		3,353,641
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	494,637	3,256,693
Sincere Navigation Corp	189,000	138,482
U-Ming Marine Transport Corp	205,333	356,209
Wan Hai Lines Ltd	337,804	996,773
Wisdom Marine Lines Co Ltd	190,641	369,926
Yang Ming Marine Transport Corp	827,709	1,675,395
		6,793,478
Passenger Airlines - 0.0%
China Airlines Ltd	1,336,085	913,471
Eva Airways Corp	1,265,722	1,592,348
Starlux Airlines Co Ltd (b)	630,000	540,290
		3,046,109
Professional Services - 0.0%
Sporton International Inc	63,190	336,948
Transportation Infrastructure - 0.0%
Evergreen International Storage & Transport Corp	235,047	268,468
Taiwan High Speed Rail Corp	872,401	793,268
		1,061,736
TOTAL INDUSTRIALS		34,157,222

Information Technology - 4.4%
Communications Equipment - 0.1%
Accton Technology Corp	238,289	7,021,798
Arcadyan Technology Corp	81,239	598,996
Ezconn Corp	18,000	360,552
LuxNet Corp	53,377	348,137
Sercomm Corp	134,072	446,198
WNC Corp /Taiwan	197,271	771,551
		9,547,232
Electronic Equipment, Instruments & Components - 0.6%
All Ring Tech Co Ltd	38,000	472,980
Asia Optical Co Inc	106,984	460,704
AUO Corp	3,130,846	1,245,363
Chang Wah Electromaterials Inc	172,663	223,184
Channel Well Technology Co Ltd	97,402	288,385
Cheng Uei Precision Industry Co Ltd	235,896	444,269
Chroma ATE Inc	181,390	2,591,515
Chunghwa Precision Test Tech Co Ltd	11,000	310,105
Compeq Manufacturing Co Ltd	500,996	1,086,419
Coretronic Corp	114,402	309,032
Delta Electronics Inc	906,992	17,047,462
Dynapack International Technology Corp	69,000	526,922
E Ink Holdings Inc	406,031	2,758,514
Elite Material Co Ltd	136,424	4,989,561
FLEXium Interconnect Inc (b)	156,595	340,664
Fositek Corp	21,982	659,567
Foxconn Technology Co Ltd	472,424	1,013,529
General Interface Solution GIS Holding Ltd (b)	139,852	213,264
Genius Electronic Optical Co Ltd	42,938	616,990
Global Brands Manufacture Ltd	139,852	533,986
Global Brands Manufacture Ltd rights 8/29/2025 (b)	5,917	8,010
Gold Circuit Electronics Ltd	159,353	1,969,359
Hannstar Board Corp	142,548	345,314
HannStar Display Corp (b)	1,157,127	275,306
Hon Hai Precision Industry Co Ltd	5,813,230	34,107,478
I Chiun Precision Industry Co Ltd	102,000	236,579
Innolux Corp	3,498,555	1,338,776
Iteq Corp	115,731	387,925
Largan Precision Co Ltd	46,075	3,605,653
Lotes Co Ltd	40,385	1,884,138
Nan Ya Printed Circuit Board Corp	105,821	618,516
Pan-International Industrial Corp	224,122	320,371
Posiflex Technology Inc	25,000	206,856
Primax Electronics Ltd	251,443	608,025
Promate Electronic Co Ltd	140,236	278,604
Scientech Corp	24,450	272,763
Simplo Technology Co Ltd	81,415	1,109,089
Sinbon Electronics Co Ltd	104,799	845,175
Solomon Technology Corp	57,000	258,345
Supreme Electronics Co Ltd	299,201	420,103
Synnex Technology International Corp	594,100	1,313,659
Taiwan Surface Mounting Technology Corp	148,182	521,145
Taiwan Union Technology Corp	108,578	978,303
Test Research Co Ltd	74,415	357,561
Tong Hsing Electronic Industries Ltd	96,930	326,915
Tripod Technology Corp	215,751	2,003,533
Txc Corp	140,918	393,180
Unimicron Technology Corp	604,254	2,736,698
Unitech Printed Circuit Board Corp (b)	489,852	453,470
Universal Microwave Technology Inc	27,000	286,245
Wah Lee Industrial Corp	90,283	281,936
Walsin Technology Corp	142,862	401,014
Wpg Holding Co Ltd	745,795	1,648,777
WT Microelectronics Co Ltd	313,681	1,435,285
Yageo Corp	193,782	3,397,385
Zhen Ding Technology Holding Ltd	325,726	1,355,430
		103,119,336
IT Services - 0.0%
Systex Corp	91,019	330,988
Semiconductors & Semiconductor Equipment - 3.3%
ADATA Technology Co Ltd	167,808	507,715
Advanced Echem Materials Co Ltd	32,000	699,165
Advanced Wireless Semiconductor Co	83,503	264,033
Airoha Technology Corp	17,670	325,154
Alchip Technologies Ltd	36,274	4,626,699
Andes Technology Corp (b)	23,516	219,728
AP Memory Technology Corp	55,097	599,548
Ardentec Corp	203,465	510,147
ASE Technology Holding Co Ltd	1,549,234	7,495,887
ASMedia Technology Inc	17,736	1,113,371
ASPEED Technology Inc	14,714	2,223,272
Chang Wah Technology Co Ltd	251,289	255,768
Chipbond Technology Corp	307,056	572,740
ChipMOS Technologies Inc	339,977	293,507
Elan Microelectronics Corp	145,693	600,558
Elite Advanced Laser Corp	64,000	408,945
Elite Semiconductor Microelectronics Technology Inc	168,314	279,144
eMemory Technology Inc	29,406	1,986,134
Ennostar Inc	304,308	355,251
Everlight Electronics Co Ltd	191,235	440,545
Faraday Technology Corp	110,151	554,297
Fitipower Integrated Technology Inc	50,638	303,207
FocalTech Systems Co Ltd (b)	148,887	312,322
Foxsemicon Integrated Technology Inc	48,141	486,342
Global Mixed Mode Technology Inc	38,318	276,027
Global Unichip Corp	41,185	1,645,625
Globalwafers Co Ltd	130,512	1,478,101
Grand Process Technology Corp	9,802	486,932
Greatek Electronics Inc	167,544	343,355
Gudeng Precision Industrial Co Ltd	32,511	325,714
ITE Technology Inc	96,349	421,428
Jentech Precision Industrial Co Ltd	39,913	1,894,679
King Yuan Electronics Co Ltd	551,719	2,153,275
Kinsus Interconnect Technology Corp	145,226	492,355
LandMark Optoelectronics Corp	38,000	513,233
M31 Technology Corp	13,562	222,761
Machvision Inc	18,494	295,932
Macronix International Co Ltd (b)	871,033	546,472
Marketech International Corp	52,009	353,320
MediaTek Inc	708,955	32,032,284
MPI Corp	39,207	1,359,621
Nanya Technology Corp (b)	565,486	830,615
Novatek Microelectronics Corp	271,650	4,283,383
Nuvoton Technology Corp	133,799	304,853
Orient Semiconductor Electronics Ltd	212,817	273,708
Pan Jit International Inc	178,456	280,606
Parade Technologies Ltd	40,274	764,758
Phison Electronics Corp	81,481	1,427,153
Phoenix Silicon International Corp	73,000	307,499
Pixart Imaging Inc	67,547	436,917
Powerchip Semiconductor Manufacturing Corp (b)	1,474,402	732,824
Powertech Technology Inc	326,572	1,360,992
Radiant Opto-Electronics Corp	206,861	948,698
Raydium Semiconductor Corp	36,775	425,826
Realtek Semiconductor Corp	229,443	4,377,251
Sigurd Microelectronics Corp	212,553	548,556
Silicon Integrated Systems Corp	228,744	418,901
Sino-American Silicon Products Inc	274,355	917,710
Sitronix Technology Corp	61,899	410,001
Taiwan Semiconductor Manufacturing Co Ltd	11,464,148	440,365,646
Topco Scientific Co Ltd	94,689	906,506
United Microelectronics Corp	5,268,575	7,284,048
UPI Semiconductor Corp	42,318	273,909
Vanguard International Semiconductor Corp	473,672	1,464,651
Via Technologies Inc	173,173	341,528
VisEra Technologies Co Ltd	53,987	398,627
Visual Photonics Epitaxy Co Ltd	96,437	460,358
Win Semiconductors Corp	167,232	473,160
Winbond Electronics Corp (b)	1,446,530	828,321
WinWay Technology Co Ltd	11,736	432,655
XinTec Inc	78,305	381,894
		542,936,147
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	1,348,834	1,437,791
Advantech Co Ltd	223,256	2,477,862
Asia Vital Components Co Ltd	152,113	4,612,931
Asustek Computer Inc	330,462	7,237,744
AURAS Technology Co Ltd	32,450	721,250
Catcher Technology Co Ltd	280,276	1,974,878
Chenbro Micom Co Ltd	30,406	514,228
Chenming Electronic Technology Corp	65,000	254,040
Chicony Electronics Co Ltd	300,442	1,307,105
Clevo Co	170,500	251,602
Compal Electronics Inc	1,967,484	1,921,042
Ennoconn Corp	50,865	515,944
Getac Holdings Corp	207,191	810,747
Gigabyte Technology Co Ltd	250,223	2,265,066
HTC Corp (b)	317,197	424,953
Innodisk Corp	38,608	290,891
Inventec Corp	1,293,683	1,906,362
King Slide Works Co Ltd	26,472	2,325,590
Kinpo Electronics	636,156	378,532
Lite-On Technology Corp	971,472	3,832,044
Micro-Star International Co Ltd	337,308	1,607,796
Mitac Holdings Corp (b)	431,151	1,089,322
Pegatron Corp	914,530	2,429,141
Qisda Corp	690,549	594,170
Quanta Computer Inc	1,258,969	11,699,782
Quanta Storage Inc	119,063	347,654
Transcend Information Inc	103,843	326,218
Wistron Corp	1,405,639	5,707,850
Wiwynn Corp	52,097	4,743,987
		64,006,522
TOTAL INFORMATION TECHNOLOGY		719,940,225

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	2,007,605	497,953
China Steel Chemical Corp	89,063	258,144
Eternal Materials Co Ltd	433,950	401,234
Formosa Chemicals & Fibre Corp	1,615,758	1,548,217
Formosa Plastics Corp	1,919,094	2,723,741
Nan Pao Resins Chemical Co Ltd	28,516	363,373
Nan Ya Plastics Corp	2,399,496	3,265,283
Shinkong Synthetic Fibers Corp	644,804	276,240
Shiny Chemical Industrial Co Ltd	70,603	297,673
Sinon Corp	180,606	248,179
Solar Applied Materials Technology Corp	238,364	393,417
Taiwan Fertilizer Co Ltd	286,506	496,503
Taiwan Speciality Chemicals Corp	38,000	280,024
TSRC Corp	388,965	235,631
		11,285,612
Construction Materials - 0.0%
Asia Cement Corp	1,086,347	1,465,177
Goldsun Building Materials Co Ltd	455,975	561,308
TCC Group Holdings Co Ltd	3,186,813	2,579,222
		4,605,707
Containers & Packaging - 0.0%
Cheng Loong Corp	428,062	260,376
Taiwan Hon Chuan Enterprise Co Ltd	128,966	627,335
		887,711
Metals & Mining - 0.0%
Century Iron & Steel Industrial Co Ltd	81,349	506,666
China Steel Corp	5,463,785	3,540,189
Chung Hung Steel Corp (b)	415,983	213,290
EVERGREEN Steel Corp	88,349	237,306
Feng Hsin Steel Co Ltd	223,663	504,256
Gloria Material Technology Corp	237,386	293,192
TA Chen Stainless Pipe	838,252	1,096,329
TA Chen Stainless Pipe rights 8/25/2025 (b)	38,740	10,748
Tung Ho Steel Enterprise Corp	222,196	475,306
Yieh Phui Enterprise Co Ltd	474,653	237,305
		7,114,587
Paper & Forest Products - 0.0%
YFY Inc	558,540	452,750
TOTAL MATERIALS		24,346,367

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Advancetek Enterprise Co Ltd	112,000	260,755
Chong Hong Construction Co Ltd	90,865	247,708
Da-Li Development Co Ltd (b)	146,616	221,923
Farglory Land Development Co Ltd	128,446	264,792
Highwealth Construction Corp	604,765	824,487
Huaku Development Co Ltd	128,628	408,254
JSL Construction & Development Co Ltd	98,000	255,985
Kindom Development Co Ltd (b)	177,355	294,969
Ruentex Development Co Ltd	761,967	758,900
Sakura Development Co Ltd	142,942	310,255
		3,848,028
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
HD Renewable Energy Co Ltd	38,830	242,417
Shinfox Energy Co Ltd	76,821	208,987
Taiwan Cogeneration Corp	238,583	345,035
		796,439
TOTAL TAIWAN		924,601,853
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	356,658	560,514
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	1,570,389	496,638
True Corp PCL depository receipt (b)	3,478,094	1,099,954
		1,596,592
Media - 0.0%
Plan B Media Pcl depository receipt	1,180,630	190,104
VGI PCL depository receipt	5,883,500	374,982
		565,086
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	110,566	979,205
Advanced Info Service PCL depository receipt	382,736	3,389,624
		4,368,829
TOTAL COMMUNICATION SERVICES		6,530,507

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	734,823	314,500
Diversified Consumer Services - 0.0%
SISB PCL depository receipt	283,100	133,625
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	331,628	251,401
Minor International PCL depository receipt	1,363,010	1,033,271
		1,284,672
Specialty Retail - 0.0%
Com7 Pcl depository receipt	738,299	488,676
Home Product Center PCL	1,263,645	274,625
Home Product Center PCL depository receipt	1,895,941	412,042
PTT Oil & Retail Business PCL depository receipt	1,681,755	709,730
		1,885,073
TOTAL CONSUMER DISCRETIONARY		3,617,870

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL depository receipt	197,815	332,587
Osotspa PCL depository receipt	708,223	385,495
		718,082
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL depository receipt	622,400	363,572
CP ALL PCL	929,458	1,338,616
CP ALL PCL depository receipt	1,647,917	2,373,348
CP AXTRA PCL depository receipt	1,003,257	628,975
		4,704,511
Food Products - 0.0%
Charoen Pokphand Foods PCL	661,611	459,942
Charoen Pokphand Foods PCL depository receipt	1,158,887	805,641
Thai Union Group PCL	793,405	267,866
Thai Union Group PCL depository receipt	607,700	205,169
		1,738,618
TOTAL CONSUMER STAPLES		7,161,211

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Bangchak Corp PCL depository receipt	320,403	331,637
Banpu PCL depository receipt	4,755,614	730,267
Energy Earth PCL (b)(f)	7,600	0
IRPC PCL depository receipt	6,956,295	217,390
PTT Exploration & Production PCL	303,682	1,165,349
PTT Exploration & Production PCL depository receipt	347,856	1,334,863
PTT PCL	2,295,716	2,326,748
PTT PCL depository receipt	2,357,611	2,389,481
Star Petroleum Refining PCL depository receipt	1,224,238	212,184
Thai Oil PCL	263,227	275,988
Thai Oil PCL depository receipt	425,464	446,090
		9,429,997
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	283,751	1,398,609
Krung Thai Bank PCL	395,497	265,058
Krung Thai Bank PCL depository receipt	1,429,851	958,270
SCB X PCL	172,918	665,867
SCB X PCL depository receipt	241,781	931,043
Tisco Financial Group PCL depository receipt	140,823	426,039
TMBThanachart Bank PCL depository receipt	12,866,816	756,551
		5,401,437
Consumer Finance - 0.0%
AEON Thana Sinsap Thailand PCL depository receipt	79,800	238,679
Muangthai Capital PCL	191,001	218,501
TIDLOR Holdings PCL depository receipt	846,118	448,480
		905,660
Insurance - 0.0%
Thai Life Insurance PCL	1,256,100	386,043
TOTAL FINANCIALS		6,693,140

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	691,262	295,563
Bangkok Dusit Medical Services PCL	1,679,144	1,101,304
Bangkok Dusit Medical Services PCL depository receipt	3,601,653	2,362,225
Bumrungrad Hospital Pcl	91,133	472,449
Bumrungrad Hospital Pcl depository receipt	188,078	975,030
Chularat Hospital PCL depository receipt	3,571,279	190,351
		5,396,922
Pharmaceuticals - 0.0%
Mega Lifesciences PCL depository receipt	244,317	228,524
TOTAL HEALTH CARE		5,625,446

Industrials - 0.0%
Electrical Equipment - 0.0%
STARK Corp PCL (b)(f)	4,002,200	1,221
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	4,538,834	485,873
Passenger Airlines - 0.0%
Thai Airways International PCL (b)(f)	126,000	0
Transportation Infrastructure - 0.0%
Airports of Thailand PCL depository receipt	2,054,228	2,558,887
Bangkok Expressway & Metro PCL	2,692,438	455,916
		3,014,803
TOTAL INDUSTRIALS		3,501,897

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Cal-Comp Electronics Thailand PCL depository receipt	1,879,900	377,817
Delta Electronics Thailand PCL	577,529	2,548,233
Delta Electronics Thailand PCL depository receipt	882,887	3,895,565
		6,821,615
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL	396,494	285,010
PTT Global Chemical PCL depository receipt	780,206	560,832
TOA Paint Thailand PCL depository receipt	413,604	175,383
		1,021,225
Construction Materials - 0.0%
Siam Cement PCL/The	153,386	938,966
Siam Cement PCL/The depository receipt	233,175	1,427,401
		2,366,367
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	846,400	480,730
TOTAL MATERIALS		3,868,322

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Amata Corp PCL depository receipt	444,388	215,218
AP Thailand PCL depository receipt	1,551,605	342,340
Central Pattana PCL	480,405	763,228
Central Pattana PCL depository receipt	503,185	799,419
Land & Houses PCL depository receipt	5,207,758	605,055
MBK PCL depository receipt	685,830	352,750
Quality Houses PCL depository receipt	8,866,071	385,838
Sansiri PCL depository receipt	9,011,607	406,014
WHA Corp PCL depository receipt	3,877,780	419,378
		4,289,240
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL	79,217	266,675
Energy Absolute PCL depository receipt (b)	2,344,600	205,733
Energy Absolute PCL warrants 2/13/2028 (b)	308,900	10,323
Global Power Synergy PCL depository receipt	474,100	481,160
Gulf Development PCL	313,902	449,833
Gulf Development PCL depository receipt	1,739,310	2,492,492
Ratch Group PCL depository receipt	696,192	561,225
		4,467,441
TOTAL THAILAND		62,006,686
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	642,513	1,475,913
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	1,664	323,004
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	344,038	806,391
Tofas Turk Otomobil Fabrikasi AS	71,791	408,165
		1,214,556
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS (b)	907,445	355,648
Dogus Otomotiv Servis ve Ticaret AS	55,470	251,834
		607,482
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	930,425	217,968
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	375,034	390,788
		608,756
TOTAL CONSUMER DISCRETIONARY		2,753,798

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,043,390	389,651
Coca-Cola Icecek AS	412,504	516,205
		905,856
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	213,170	2,785,747
Migros Ticaret AS	50,836	656,195
Sok Marketler Ticaret AS	274,398	252,262
		3,694,204
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	113,864	307,416
TOTAL CONSUMER STAPLES		4,907,476

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	489,200	2,035,383
Financials - 0.0%
Banks - 0.0%
Akbank TAS	1,459,404	2,426,663
Haci Omer Sabanci Holding AS	557,986	1,310,612
Turkiye Is Bankasi AS Class C	4,028,998	1,470,874
Yapi ve Kredi Bankasi AS (b)	1,563,034	1,296,023
		6,504,172
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	305,962	315,197
Financial Services - 0.0%
Destek Finans Faktoring AS	39,982	527,909
Turkiye Sinai Kalkinma Bankasi AS (b)	1,110,916	376,830
		904,739
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	111,647	273,378
Turkiye Sigorta AS	1,203,828	293,286
		566,664
TOTAL FINANCIALS		8,290,772

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	27,651	261,050
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	634,117	2,921,065
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	718,049	301,584
Construction & Engineering - 0.0%
Ral Yatirim Holding AS	69,544	213,970
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	157,897	406,851
Ground Transportation - 0.0%
Pasifik Eurasia Lojistik Dis Ticaret AS	135,732	308,947
Industrial Conglomerates - 0.0%
Alarko Holding AS	145,969	337,821
KOC Holding AS	365,105	1,612,606
Turkiye Sise ve Cam Fabrikalari AS	665,082	602,256
		2,552,683
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	23,426	318,831
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (b)	124,322	771,754
Turk Hava Yollari AO	259,145	1,838,508
		2,610,262
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	106,391	644,194
TOTAL INDUSTRIALS		10,278,387

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	5,231,645	510,345
Petkim Petrokimya Holding AS (b)	875,341	368,726
Sasa Polyester Sanayi AS	5,785,536	444,660
		1,323,731
Construction Materials - 0.0%
Cimsa Cimento Sanayi VE Ticaret AS	243,379	310,258
Nuh Cimento Sanayi AS	53,839	309,548
Oyak Cimento Fabrikalari AS	525,576	309,690
		929,496
Metals & Mining - 0.0%
Eldorado Gold Corp (b)	96,892	1,985,252
Eregli Demir ve Celik Fabrikalari TAS	1,693,447	1,114,649
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	747,020	510,100
Turk Altin Isletmeleri AS (b)	545,540	307,208
		3,917,209
TOTAL MATERIALS		6,170,436

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	504,733	300,640
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,091,370	533,658
TOTAL REAL ESTATE		834,298

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	187,282	298,721
TOTAL TURKEY		37,306,234
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	1,626,006	8,384,463
Space42 PLC (b)	678,316	402,589
		8,787,052
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	4,587,749	624,515
Americana Restaurants International PLC - Foreign Co	1,447,209	847,116
		1,471,631
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,490,577	1,505,572
TOTAL CONSUMER DISCRETIONARY		2,977,203

Consumer Staples - 0.0%
Food Products - 0.0%
Agthia Group PJSC	224,734	261,258
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,536,901	2,443,610
NMDC Energy	610,584	437,194
		2,880,804
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	2,871,190	2,603,031
Dana Gas PJSC	3,093,227	645,080
		3,248,111
TOTAL ENERGY		6,128,915

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	1,371,102	6,077,113
Abu Dhabi Islamic Bank PJSC	686,519	4,515,675
Ajman Bank PJSC	595,495	239,945
Dubai Islamic Bank PJSC	1,406,236	3,820,867
Emirates NBD Bank PJSC	892,628	6,500,810
First Abu Dhabi Bank PJSC	2,079,157	10,189,033
		31,343,443
Capital Markets - 0.0%
Dubai Financial Market PJSC	883,448	420,913
Financial Services - 0.0%
Amanat Holdings PJSC	611,594	196,480
TOTAL FINANCIALS		31,960,836

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Parkin Co PJSC	376,031	631,658
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	1,122,003	904,188
Multiply Group PJSC (b)	1,608,898	1,204,577
		2,108,765
Marine Transportation - 0.0%
Gulf Navigation Holding PJSC (b)	217,606	355,464
Passenger Airlines - 0.0%
Air Arabia PJSC	1,185,388	1,200,540
Transportation Infrastructure - 0.0%
Salik Co PJSC	893,974	1,557,679
TOTAL INDUSTRIALS		5,854,106

Materials - 0.0%
Construction Materials - 0.0%
Apex Investment Co PSC (b)	378,673	401,039
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	1,795,599	4,653,926
Emaar Development PJSC	479,869	1,966,221
Emaar Properties PJSC	3,129,281	12,992,346
RAK Properties PJSC (b)	941,770	394,856
		20,007,349
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,892,524	2,181,373
Water Utilities - 0.0%
Emirates Central Cooling Systems Corp	1,012,211	476,749
TOTAL UTILITIES		2,658,122

TOTAL UNITED ARAB EMIRATES		79,035,880
UNITED KINGDOM - 7.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
BT Group PLC	2,788,569	7,626,921
Gamma Communications PLC	43,030	618,283
		8,245,204
Interactive Media & Services - 0.1%
Auto Trader Group PLC (d)(e)	408,383	4,508,466
Baltic Classifieds Group PLC	217,981	1,030,598
MONY Group PLC	255,118	677,212
Rightmove PLC	359,058	3,881,719
Trustpilot Group PLC (b)(d)(e)	165,907	549,077
		10,647,072
Media - 0.1%
4imprint Group PLC	13,915	660,648
Future PLC	47,314	445,832
Informa PLC	609,706	6,990,818
ITV PLC	1,573,786	1,710,540
WPP PLC	502,708	2,721,857
YouGov PLC	53,871	221,971
		12,751,666
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	9,284,086	10,065,784
TOTAL COMMUNICATION SERVICES		41,709,726

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
AB Dynamics PLC	9,526	181,788
Dowlais Group PLC	702,951	652,632
		834,420
Broadline Retail - 0.1%
B&M European Value Retail SA	469,139	1,390,312
Next PLC	54,173	8,807,014
Pepco Group NV (c)(e)	80,724	503,185
		10,700,511
Distributors - 0.0%
Inchcape PLC	149,574	1,386,695
Diversified Consumer Services - 0.0%
Auction Technology Group PLC (b)	48,649	316,423
ME Group International PLC	133,153	392,142
Pearson PLC	280,931	3,972,633
		4,681,198
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	787,321	27,666,046
Deliveroo PLC Class A (b)(d)(e)	445,219	1,042,486
Domino's Pizza Group PLC	181,577	575,999
Entain PLC	281,431	3,798,486
Greggs PLC	46,808	976,708
Hollywood Bowl Group PLC	88,629	287,938
InterContinental Hotels Group PLC	69,047	7,943,181
J D Wetherspoon PLC	42,734	424,968
Just Eat Takeaway.com NV (b)(d)(e)	80,743	1,846,564
Mitchells & Butlers PLC (b)	124,117	453,225
Playtech Plc	132,210	694,920
SSP Group Plc	387,322	874,694
Trainline PLC (b)(d)(e)	201,717	729,397
Whitbread PLC	80,927	3,262,932
		50,577,544
Household Durables - 0.1%
Barratt Redrow PLC	649,395	3,208,370
Bellway PLC	57,194	1,880,778
Berkeley Group Holdings PLC	47,321	2,275,754
Crest Nicholson Holdings plc (c)	132,198	318,970
Persimmon PLC	149,477	2,260,308
Taylor Wimpey PLC	1,710,881	2,301,967
Vistry Group PLC (b)	155,794	1,200,342
		13,446,489
Leisure Products - 0.0%
Games Workshop Group PLC	15,407	3,314,568
Specialty Retail - 0.1%
AO World PLC (b)	188,015	231,168
Currys PLC (b)	505,185	753,238
Dunelm Group PLC	64,080	1,029,067
Frasers Group PLC (b)	51,165	465,227
JD Sports Fashion PLC	1,191,391	1,344,637
Kingfisher PLC	824,727	2,932,568
Moonpig Group PLC	154,546	436,777
Pets at Home Group Plc	224,402	678,064
Watches of Switzerland Group PLC (b)(d)	118,162	547,114
WH Smith PLC	63,612	861,094
		9,278,954
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (b)	166,668	2,827,172
Coats Group PLC	792,991	774,975
Dr Martens PLC	342,291	365,479
		3,967,626
TOTAL CONSUMER DISCRETIONARY		98,188,005

Consumer Staples - 1.4%
Beverages - 0.2%
AG Barr PLC	60,297	548,659
Coca-Cola Europacific Partners PLC	106,936	10,364,237
Diageo PLC	1,033,107	25,039,994
Fevertree Drinks PLC	52,551	661,396
		36,614,286
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	812,159	3,254,201
Marks & Spencer Group PLC	966,378	4,438,180
Ocado Group PLC (b)	249,411	1,040,526
Tesco PLC	3,126,673	17,566,967
		26,299,874
Food Products - 0.1%
Associated British Foods PLC	151,825	4,396,169
Bakkavor Group PLC (d)(e)	94,095	292,026
Cranswick PLC	26,105	1,830,653
Hilton Food Group PLC	42,690	479,218
Premier Foods PLC	322,028	819,952
Tate & Lyle PLC	181,310	1,283,436
		9,101,454
Household Products - 0.1%
Reckitt Benckiser Group PLC	315,553	23,649,370
Personal Care Products - 0.4%
Unilever PLC	1,160,064	67,307,457
Tobacco - 0.4%
British American Tobacco PLC	921,287	49,360,122
Imperial Brands PLC	364,217	14,196,955
		63,557,077
TOTAL CONSUMER STAPLES		226,529,518

Energy - 0.0%
Energy Equipment & Services - 0.0%
Hunting PLC	71,377	296,932
Subsea 7 SA	100,947	1,970,374
		2,267,306
Oil, Gas & Consumable Fuels - 0.0%
Harbour Energy PLC	289,996	762,903
Serica Energy PLC	138,367	306,993
TORM PLC Series A	26,995	498,152
Yellow Cake PLC (b)(d)(e)	106,672	690,013
		2,258,061
TOTAL ENERGY		4,525,367

Financials - 2.0%
Banks - 1.2%
Barclays PLC	6,650,223	32,506,428
HSBC Holdings PLC	8,208,050	99,998,453
Lloyds Banking Group PLC	27,925,055	28,692,036
Metro Bank Holdings PLC (b)	204,429	348,273
NatWest Group PLC	3,755,113	26,066,429
Standard Chartered PLC	940,762	16,865,019
		204,476,638
Capital Markets - 0.5%
3i Group PLC	451,733	24,683,672
Aberdeen Group PLC	857,145	2,270,769
AJ Bell PLC	152,250	1,082,756
Allfunds Group Plc	143,945	1,002,047
Alpha Group International PLC (e)	16,713	919,300
Ashmore Group PLC	215,843	498,273
Bridgepoint Group PLC (d)(e)	128,903	558,033
ICG PLC	134,572	3,870,796
IG Group Holdings PLC	162,950	2,431,759
Integrafin Holdings Ltd (e)	153,717	729,808
Investec PLC	283,012	2,098,661
IP Group PLC (b)	467,131	344,856
Jupiter Fund Management PLC	248,090	422,000
London Stock Exchange Group PLC	220,994	26,938,086
Man Group Plc/Jersey	554,307	1,207,143
Molten Ventures PLC (b)	77,327	362,329
Ninety One PLC	154,054	383,099
Polar Capital Holdings PLC	50,749	318,688
Quilter PLC (d)(e)	710,265	1,587,115
Rathbones Group PLC	24,137	610,754
Schroders PLC	339,025	1,750,637
St James's Place PLC	253,385	4,378,672
TP ICAP Group PLC	369,294	1,494,825
XPS Pensions Group PLC (e)	91,417	446,700
		80,390,778
Financial Services - 0.1%
M&G PLC	1,083,403	3,742,963
OSB Group PLC	171,195	1,257,053
Paragon Banking Group PLC	94,515	1,130,256
Wise PLC Class A (b)	311,989	4,182,087
		10,312,359
Insurance - 0.2%
Admiral Group PLC	120,763	5,451,220
Aviva PLC	1,415,908	12,128,294
Beazley PLC	295,666	3,492,766
Hiscox Ltd	158,492	2,704,317
Just Group PLC	512,169	1,427,196
Lancashire Holdings Ltd	116,976	967,072
Legal & General Group PLC	2,707,638	9,160,118
Phoenix Group Holdings PLC	325,040	2,850,313
		38,181,296
TOTAL FINANCIALS		333,361,071

Health Care - 0.7%
Biotechnology - 0.0%
Genus PLC	30,593	1,008,046
Health Care Equipment & Supplies - 0.1%
Advanced Medical Solutions Group PLC	105,384	281,134
ConvaTec Group PLC (d)(e)	767,066	2,364,402
Smith & Nephew PLC	386,724	5,910,288
		8,555,824
Health Care Providers & Services - 0.0%
CVS Group PLC	34,425	558,291
Spire Healthcare Group PLC (d)(e)	140,463	404,395
		962,686
Health Care Technology - 0.0%
Craneware PLC	15,111	443,031
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)(c)	232,323	625,907
Pharmaceuticals - 0.6%
Astrazeneca PLC	720,484	105,112,615
Hikma Pharmaceuticals PLC (c)	76,456	1,983,082
		107,095,697
TOTAL HEALTH CARE		118,691,191

Industrials - 1.4%
Aerospace & Defense - 0.6%
Babcock International Group PLC	117,911	1,617,922
BAE Systems PLC	1,400,303	33,412,128
Chemring Group PLC	126,561	919,285
Cohort PLC	20,212	388,650
Melrose Industries PLC	596,613	4,035,711
QinetiQ Group PLC	235,338	1,544,672
Rolls-Royce Holdings PLC	3,943,059	55,963,761
Senior PLC	209,628	559,227
		98,441,356
Building Products - 0.0%
Genuit Group PLC	138,933	715,579
Volution Group PLC	94,883	839,559
		1,555,138
Commercial Services & Supplies - 0.1%
Johnson Service Group PLC	221,650	413,324
Mitie Group PLC	565,234	1,051,039
Rentokil Initial PLC	1,174,313	5,857,999
Serco Group PLC	508,589	1,403,786
		8,726,148
Construction & Engineering - 0.0%
Balfour Beatty PLC	241,582	1,732,416
Keller Group PLC	37,593	661,301
Kier Group PLC	216,102	565,653
Morgan Sindall Group PLC	21,686	1,314,558
Renew Holdings PLC	40,538	451,313
		4,725,241
Electrical Equipment - 0.0%
DiscoverIE Group PLC	49,611	452,735
Volex PLC (c)	68,762	338,269
		791,004
Ground Transportation - 0.0%
Firstgroup PLC	295,160	874,718
Zigup PLC	107,211	474,321
		1,349,039
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	1,246,800	8,115,426
DCC PLC	45,368	2,851,966
Smiths Group PLC	155,448	4,828,477
		15,795,869
Machinery - 0.1%
Bodycote PLC	84,885	713,538
IMI PLC	120,147	3,525,695
Morgan Advanced Materials PLC	142,341	436,120
Rotork PLC	402,816	1,732,123
Spirax Group PLC	34,973	2,930,571
Vesuvius PLC	99,431	468,001
Weir Group PLC/The	121,208	4,267,556
		14,073,604
Marine Transportation - 0.0%
Clarkson PLC	13,852	632,044
Passenger Airlines - 0.0%
easyJet PLC	155,555	1,014,226
International Consolidated Airlines Group SA (Spain)	579,702	2,913,493
JET2 PLC	50,816	1,091,882
		5,019,601
Professional Services - 0.3%
GlobalData PLC (c)	133,367	249,226
Hays PLC	802,026	675,767
Intertek Group PLC	75,038	4,895,487
Pagegroup PLC	144,891	508,992
RELX PLC	855,565	44,456,089
Rws Holdings PLC	136,043	161,159
SThree PLC	71,798	200,544
		51,147,264
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	201,686	13,525,589
Ashtead Technology Holdings plc	39,554	175,516
Bunzl PLC	153,769	4,563,475
Diploma PLC	62,150	4,415,818
Grafton Group PLC unit	83,453	980,889
Howden Joinery Group PLC	263,318	3,060,208
RS GROUP PLC	222,828	1,645,013
Travis Perkins PLC	98,779	710,314
		29,076,822
TOTAL INDUSTRIALS		231,333,130

Information Technology - 0.1%
Communications Equipment - 0.0%
Spirent Communications PLC	281,666	725,365
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	175,284	7,528,016
Oxford Instruments PLC	30,086	721,553
Renishaw PLC	20,401	801,542
Spectris PLC	47,109	2,482,359
		11,533,470
IT Services - 0.0%
Computacenter PLC	29,904	906,753
Kainos Group PLC	40,908	399,786
NCC Group PLC	153,682	305,252
Softcat PLC	61,410	1,324,381
		2,936,172
Semiconductors & Semiconductor Equipment - 0.0%
Alphawave IP Group PLC (b)	179,255	409,548
Software - 0.0%
Bytes Technology Group PLC	109,921	532,764
GB Group PLC	144,796	447,466
Sage Group PLC/The	456,927	7,361,976
		8,342,206
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(c)	39,915	218,024
TOTAL INFORMATION TECHNOLOGY		24,164,785

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	61,557	2,123,432
Elementis PLC	304,223	699,083
Johnson Matthey PLC	76,249	1,780,345
Victrex PLC	49,607	450,078
		5,052,938
Construction Materials - 0.0%
Breedon Group PLC	137,965	660,670
Ibstock PLC (d)(e)	213,513	423,528
Marshalls PLC	134,561	367,855
SigmaRoc PLC (b)	485,146	739,377
		2,191,430
Metals & Mining - 0.1%
Anglogold Ashanti Plc	34,837	1,611,211
Anglogold Ashanti Plc (South Africa)	199,869	9,054,219
Hill & Smith PLC	38,730	1,045,992
		11,711,422
TOTAL MATERIALS		18,955,790

Real Estate - 0.2%
Diversified REITs - 0.0%
British Land Co PLC/The	457,532	2,112,422
Land Securities Group PLC	326,976	2,493,766
		4,606,188
Health Care REITs - 0.0%
Assura PLC	1,440,851	948,766
Primary Health Properties PLC	623,745	792,035
Target Healthcare REIT PLC	334,030	438,930
		2,179,731
Industrial REITs - 0.2%
LondonMetric Property PLC	1,063,062	2,681,512
Segro PLC	595,677	5,092,973
Tritax Big Box REIT PLC	1,030,250	1,922,527
		9,697,012
Office REITs - 0.0%
Derwent London PLC	50,965	1,299,024
Great Portland Estates PLC	170,618	764,984
Workspace Group PLC	65,756	345,191
		2,409,199
Real Estate Management & Development - 0.0%
Grainger PLC	337,847	916,895
Savills PLC	70,171	907,252
		1,824,147
Residential REITs - 0.0%
Empiric Student Property PLC	333,275	424,295
Home Reit PLC (b)(f)	386,246	155,273
PRS REIT Plc/The	276,823	386,790
UNITE Group PLC/The	182,084	1,799,912
		2,766,270
Retail REITs - 0.0%
Hammerson PLC	247,393	970,357
Shaftesbury Capital PLC	661,358	1,381,754
Supermarket Income Reit PLC	606,860	641,160
		2,993,271
Specialized REITs - 0.0%
Big Yellow Group PLC (The)	89,428	1,105,445
Safestore Holdings PLC	103,152	917,493
		2,022,938
TOTAL REAL ESTATE		28,498,756

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	512,238	12,556,103
Independent Power and Renewable Electricity Producers - 0.0%
Drax Group PLC	173,636	1,622,385
Multi-Utilities - 0.2%
Centrica PLC	2,335,666	5,077,247
National Grid PLC (c)	2,281,587	32,061,054
Telecom Plus PLC	32,614	795,965
		37,934,266
Water Utilities - 0.1%
Pennon Group PLC	220,398	1,450,685
Severn Trent PLC	125,736	4,398,751
United Utilities Group PLC	316,867	4,718,254
		10,567,690
TOTAL UTILITIES		62,680,444

TOTAL UNITED KINGDOM		1,188,637,783
UNITED STATES - 5.3%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	71,547	44,827,057
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	941,249	8,338,653
Hotels, Restaurants & Leisure - 0.0%
Carnival PLC (b)	64,560	1,756,741
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	16,801	849,507
TOTAL CONSUMER DISCRETIONARY		10,944,901

Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	180,192	2,486,650
Nestle SA	1,215,953	106,246,424
		108,733,074
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	187,446	3,273,778
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	7,452,643	39,948,278
Diversified Energy Co PLC (c)(e)	26,980	405,839
Energy Fuels Inc/Canada (b)(c)	99,333	901,137
Shell PLC	2,778,949	99,856,325
		141,111,579
TOTAL ENERGY		144,385,357

Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	139,238	25,070,554
Health Care - 2.3%
Biotechnology - 0.2%
CSL Ltd	225,303	38,973,869
Legend Biotech Corp ADR (b)	30,569	1,194,331
		40,168,200
Health Care Equipment & Supplies - 0.1%
Alcon AG	232,182	20,529,777
Inmode Ltd (b)	30,141	411,726
		20,941,503
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	100,008	4,998,856
Pharmaceuticals - 2.0%
Bausch Health Cos Inc (b)	129,047	760,087
GSK PLC	1,913,421	35,195,463
Haleon PLC	4,184,079	19,626,147
Novartis AG	881,252	100,363,217
Roche Holding AG	322,416	100,617,338
Roche Holding AG	17,974	6,036,697
Sanofi SA	516,096	46,330,326
		308,929,275
TOTAL HEALTH CARE		375,037,834

Industrials - 0.7%
Aerospace & Defense - 0.0%
MDA Space Ltd (b)	53,378	1,494,707
Building Products - 0.0%
Reliance Worldwide Corp Ltd	391,106	1,075,150
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	97,930	4,931,838
Construction & Engineering - 0.1%
Ferrovial SE	234,434	12,012,370
Electrical Equipment - 0.5%
Schneider Electric SE	254,513	65,866,291
Signify NV (d)(e)	59,608	1,435,320
		67,301,611
Professional Services - 0.1%
Experian PLC	426,961	22,496,896
Fiverr International Ltd (b)	14,675	324,024
		22,820,920
TOTAL INDUSTRIALS		109,636,596

Information Technology - 0.0%
Software - 0.0%
Bitdeer Technologies Group Class A (b)(c)	39,844	513,589
CyberArk Software Ltd (b)	22,255	9,157,265
Monday.com Ltd (b)	18,955	4,971,707
Riskified Ltd Class A (b)(c)	48,387	246,774
Sinch AB (b)(d)(e)	300,376	1,036,208
Vobile Group Ltd (b)(c)(e)	797,000	352,753
		16,278,296
Materials - 0.3%
Construction Materials - 0.3%
Amrize Ltd	243,661	12,317,292
Buzzi SpA	40,539	2,115,149
GCC SAB de CV	84,622	790,732
Holcim AG	242,833	19,365,917
James Hardie Industries PLC depository receipt (b)	270,901	7,110,460
RHI Magnesita NV (c)	8,401	265,720
Titan SA (Greece)	18,722	776,638
		42,741,908
Metals & Mining - 0.0%
Acerinox SA	90,838	1,050,120
Aura Minerals Inc	15,823	384,726
Sims Ltd	78,976	766,336
		2,201,182
TOTAL MATERIALS		44,943,090

TOTAL UNITED STATES		879,856,759
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	330,862	5,561,328
TOTAL COMMON STOCKS (Cost $12,898,738,098)		16,053,659,513

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	214,080	2,342,445
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	27,300	2,402,031
Dr Ing hc F Porsche AG (d)(e)	53,165	2,695,812
Porsche Automobil Holding SE	72,714	2,918,311
Volkswagen AG	83,408	8,721,627
		16,737,781
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	72,874	5,620,210
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	4,724	378,989
Life Sciences Tools & Services - 0.0%
Sartorius AG	12,371	2,647,791
TOTAL HEALTH CARE		3,026,780

Industrials - 0.0%
Machinery - 0.0%
Jungheinrich AG	23,493	902,432
Materials - 0.0%
Chemicals - 0.0%
FUCHS SE	31,774	1,459,122
TOTAL GERMANY		27,746,325
ITALY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Danieli & C Officine Meccaniche SpA	22,755	741,646
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	6,104	702,369
Hyundai Motor Co Series 2	23,923	2,813,975
		3,516,344
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	350,047	14,325,298
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	11,143	1,202,596
TOTAL KOREA (SOUTH)		19,044,238
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	1,961,555	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $56,833,435)		49,874,654

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (j) (Cost $13,768,706)	4.25	13,801,000	13,768,062

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.33	425,578,523	425,663,639
Fidelity Securities Lending Cash Central Fund (k)(l)	4.33	142,273,172	142,287,399
TOTAL MONEY MARKET FUNDS (Cost $567,951,038)			567,951,038

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $13,537,291,277)	16,685,253,267
NET OTHER ASSETS (LIABILITIES) - (0.6)% (h)	(93,163,091)
NET ASSETS - 100.0%	16,592,090,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,289	Sep 2025	299,103,630	(3,694,002)	(3,694,002)
ICE MSCI Emerging Markets Index Contracts (United States)	2,294	Sep 2025	142,033,010	1,882,728	1,882,728
TME S&P/TSX 60 Index Contracts (Canada)	164	Sep 2025	38,379,503	489,681	489,681

TOTAL FUTURES CONTRACTS					(1,321,593)
The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $453,823,282 or 2.7% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $480,937,090 or 2.9% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $2,730,719 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,768,057.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	244,219,378	2,282,697,178	2,101,252,917	10,830,472	-	-	425,663,639	425,578,523	0.7%
Fidelity Securities Lending Cash Central Fund	135,295,177	516,284,644	509,292,422	2,078,789	-	-	142,287,399	142,273,172	0.5%
Total	379,514,555	2,798,981,822	2,610,545,339	12,909,261	-	-	567,951,038

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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